UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 76.1% of Net Assets

Non-Convertible Bonds – 69.2%

	ABS Other – 0.4%
$29,162,268	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)(c)	$28,826,902
18,538,165	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)	12,513,261
7,303,956	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)	2,105,000
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(c)(d)(e)	32,585
14,463,957	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(c)	13,945,977

		57,423,725

	Aerospace & Defense – 1.2%
26,680,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	26,680,000
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,162,949
11,844,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,871,597
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,237,475
275,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019	294,938
24,903,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	27,891,360
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	30,576,000
770,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	924,000
6,995,000	Textron Financial Corp., 2.917%, 2/15/2067, 144A(f)	6,033,187
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	34,380,308
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	26,784,082

		170,835,896

	Airlines – 0.9%
3,516,995	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	3,719,222
3,364,792	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,519,808
32,465,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	33,276,625
1,207	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	1,196
480,181	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	516,195
6,138,711	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	6,407,279

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$277,759	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	$303,304
56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	59,276,800
4,140,777	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	4,233,779
5,606,620	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	5,732,489

		116,986,697

	Automotive – 0.5%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,833,073
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,736,900
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,819,210
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,945,072
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	39,922,788
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,836,602
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	9,949,800

		67,043,445

	Banking – 6.4%
59,285,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	60,297,884
54,910,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	42,699,215
16,525,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	12,927,805
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(g)	35,253,889
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(g)	25,502,250
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,892,761
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	39,890,787
4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	4,224,647
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	21,997,754
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,388,338
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	26,819,382
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	51,619,780
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.219%, 9/14/2018, (EUR)(f)	1,830,363

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	$4,236,732
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	42,959,061
6,600,000	Morgan Stanley, 3.950%, 4/23/2027	6,659,512
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	49,076,112
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	42,358,260
75,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	61,553,786
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	112,191,460
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	145,882,970
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,956,965
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	54,578,964
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,898,025
6,000,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(g)	8,286,518

		882,983,220

	Brokerage – 1.2%
5,996,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	5,981,010
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	31,119,813
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	20,295,823
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	55,830,877
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	32,124,274
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	25,702,667

		171,054,464

	Building Materials – 0.3%
15,670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	15,600,112
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,963,102
841,000	Masco Corp., 7.125%, 3/15/2020	942,820
4,534,000	Masco Corp., 7.750%, 8/01/2029	6,080,058
10,950,000	Owens Corning, 7.000%, 12/01/2036	14,229,010
2,395,000	Titan Global Finance PLC, EMTN, 4.250%, 7/10/2019, (EUR)	2,886,938

		44,702,040

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – 0.4%
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	$31,288,469
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,889,717
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	596,324
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	13,097,625

		50,872,135

	Chemicals – 1.5%
7,240,000	Chemours Co. (The), 6.625%, 5/15/2023	7,656,300
22,161,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	22,604,220
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	20,950,000
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(c)(d)	17,324,190
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(c)(d)	6,104,700
3,390,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,313,675
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	123,144,957
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,160,673
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,074,500

		209,333,215

	Construction Machinery – 0.2%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(b)(c)	30,726,569

	Consumer Cyclical Services – 0.1%
1,000,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	1,025,000
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	9,744,008

		10,769,008

	Consumer Products – 0.1%
15,473,000	Avon Products, Inc., 8.950%, 3/15/2043	13,790,311

	Diversified Manufacturing – 0.4%
64,245,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	47,502,438
11,695,000	General Electric Co., Series A, MTN, 1.458%, 5/13/2024(f)	11,433,617

		58,936,055

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Electric – 1.2%
$3,075,000		AES Corp. (The), 4.875%, 5/15/2023	$3,132,656
50,514,487		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	57,240,643
64,514,424		Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(c)	25,554,809
1,141,569		CE Generation LLC, 7.416%, 12/15/2018	1,084,490
12,250,000		Dynegy, Inc., 5.875%, 6/01/2023	11,453,750
21,789,000		Dynegy, Inc., 7.625%, 11/01/2024	21,135,330
38,973,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	40,288,339
8,663,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	11,062,575
453,169		Red Oak Power LLC, Series A, 8.540%, 11/30/2019	453,169
32,470		Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	32,144

			171,437,905

		Finance Companies – 2.9%
3,100,000		AGFC Capital Trust I, 2.908%, 1/15/2067, 144A(f)	1,635,250
19,330,000		iStar, Inc., 4.875%, 7/01/2018	19,451,392
20,395,000		iStar, Inc., 5.000%, 7/01/2019	20,598,950
1,890,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,932,525
2,830,000		Navient Corp., 5.875%, 10/25/2024	2,880,374
150,996	(††)	Navient Corp., 6.000%, 12/15/2043	3,592,950
73,050,000		Navient Corp., MTN, 6.125%, 3/25/2024	75,241,500
27,420,000		Navient LLC, 5.500%, 1/25/2023	27,865,575
2,950,000		Navient LLC, MTN, 7.250%, 1/25/2022	3,222,875
51,024,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(c)	42,620,347
65,750,000		Springleaf Finance Corp., 5.250%, 12/15/2019	68,386,575
38,415,000		Springleaf Finance Corp., 7.750%, 10/01/2021	42,976,781
77,845,000		Springleaf Finance Corp., 8.250%, 10/01/2023	86,991,788

			397,396,882

		Food & Beverage – 0.0%
1,500,000		Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	1,201,353

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – 0.6%
$28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	$32,597,947
31,880,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	30,062,840
24,335,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	20,191,966

		82,852,753

	Healthcare – 2.1%
38,000,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	33,202,500
27,204,000	HCA, Inc., 7.050%, 12/01/2027	30,468,480
27,545,000	HCA, Inc., 7.500%, 11/06/2033	31,160,281
45,324,000	HCA, Inc., 8.360%, 4/15/2024	54,162,180
6,944,000	HCA, Inc., MTN, 7.580%, 9/15/2025	7,968,240
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	14,063,980
335,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	351,750
915,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	961,894
1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,451,450
13,068,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	13,722,837
38,260,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	38,260,000
35,499,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	32,659,080
1,300,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	1,410,240
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,050,637
25,860,000	THC Escrow Corp. III, 5.125%, 5/01/2025, 144A	25,956,975
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	713,288

		287,563,812

	Home Construction – 0.7%
7,385,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	7,735,788
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(c)	15,652,656
1,679,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	1,700,978
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	52,736,512
13,360,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	13,683,312

		91,509,246

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – 2.4%
$1,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	$1,162,422
2,770,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	2,538,428
37,495,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	37,495,000
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	6,603,000
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	5,563,485
18,495,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	16,531,571
11,379,000	California Resources Corp., 5.500%, 9/15/2021	6,593,562
1,709,000	California Resources Corp., 6.000%, 11/15/2024	800,137
61,225,000	California Resources Corp., 8.000%, 12/15/2022, 144A	38,724,812
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,706,550
15,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	15,038
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,940,000
24,610,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	24,363,900
34,430,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	33,827,475
19,891,000	Continental Resources, Inc., 3.800%, 6/01/2024	18,212,597
8,832,000	Continental Resources, Inc., 4.500%, 4/15/2023	8,434,560
760,000	Continental Resources, Inc., 5.000%, 9/15/2022	745,750
1,775,000	EQT Corp., 8.125%, 6/01/2019	1,958,681
8,415,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	7,573,500
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	112,013
5,740,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	4,462,850
370,000	Noble Energy, Inc., 5.625%, 5/01/2021	380,082
2,660,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,573,550
280,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	305,771
4,270,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,035,150
15,445,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(h)	8,417,525
3,900,000	Rice Energy, Inc., 6.250%, 5/01/2022	4,075,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$23,125,000	Sanchez Energy Corp., 6.125%, 1/15/2023	$18,500,000
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021	11,240,100
2,470,000	SM Energy Co., 5.000%, 1/15/2024	2,185,950
7,685,000	SM Energy Co., 5.625%, 6/01/2025	6,935,712
22,276,000	SM Energy Co., 6.125%, 11/15/2022	21,162,200
395,000	SM Energy Co., 6.500%, 11/15/2021	384,137
3,975,000	SM Energy Co., 6.500%, 1/01/2023	3,786,187
3,745,000	SM Energy Co., 6.750%, 9/15/2026	3,575,277
27,300,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	25,662,000
1,965,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	1,807,957

		334,392,429

	Industrial Other – 0.0%
160,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	165,000

	Life Insurance – 2.1%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,816,148
67,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(g)	76,506,162
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(f)(g)	1,701,648
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(c)	17,066,445
5,035,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	4,153,875
8,080,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	6,706,400
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	16,941,375
2,030,000	Metlife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	3,024,700
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	73,640,544
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	64,853,530
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	16,104,037

		287,514,864

	Local Authorities – 1.7%
38,490,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	30,374,472

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Local Authorities – continued
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	$81,326,699
142,855,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	112,506,189
1,507,000	Ontario Hydro, 6.037%, 11/27/2020, (CAD)(i)	1,090,355
1,490,000	Province of Ontario Canada, 2.100%, 9/08/2018, (CAD)	1,161,575

		226,459,290

	Media Entertainment – 0.6%
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	7,121,282
1,595,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	1,196,250
66,650,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	49,321,000
20,694,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	20,150,783
2,164,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	2,158,590
1,976,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	2,067,390

		82,015,295

	Metals & Mining – 2.0%
8,456,540	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(c)(d)(j)(k)	3,383
35,180,000	ArcelorMittal, 7.250%, 3/01/2041	38,785,950
3,635,000	ArcelorMittal, 7.500%, 10/15/2039	4,075,744
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	4,353,686
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	28,767,033
34,330,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(c)(j)	2,746,400
100,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	102,500
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	17,024,625
2,000,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	1,874,360
19,310,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	20,302,534
66,920,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	72,942,800
3,762,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	3,921,885
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	9,457,222
15,555,000	United States Steel Corp., 6.650%, 6/01/2037	13,999,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$38,460,000	United States Steel Corp., 7.500%, 3/15/2022	$39,421,500
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,570,464

		269,349,586

	Midstream – 0.7%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	760,663
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	9,547,750
7,500,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	8,225,887
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	240,245
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	33,864,523
13,420,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025, 144A	12,279,300
2,275,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023, 144A	2,243,719
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	243,950
7,325,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	7,600,574
1,455,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,560,499
4,258,532	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	4,663,092
18,753,000	Williams Partners LP, 3.350%, 8/15/2022	18,853,647

		100,083,849

	Mortgage Related – 0.0%
35,542	FHLMC, 5.000%, 12/01/2031	38,706

	Natural Gas – 0.0%
190,000	NiSource Finance Corp., 6.800%, 1/15/2019	202,960

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
7,804,836	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(f)	7,867,297
13,816,839	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	10,646,040
38,004,251	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)(c)	38,566,714

		57,080,051

	Oil Field Services – 1.0%
14,585,000	FTS International, Inc., 6.250%, 5/01/2022	11,953,137
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	7,827,390

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	$14,195,250
29,512,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(j)	6,492,640
47,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(j)	10,355,840
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	8,725
10,000	Precision Drilling Corp., 6.500%, 12/15/2021	9,787
11,958	Precision Drilling Corp., 6.625%, 11/15/2020	11,689
35,017,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	35,717,340
51,710,000	Transocean, Inc., 5.800%, 10/15/2022	47,961,025
1,670,000	Transocean, Inc., 6.800%, 3/15/2038	1,219,100

		135,751,923

	Packaging – 0.0%
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,781,725

	Paper – 1.0%
38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	53,901,028
9,625,000	International Paper Co., 8.700%, 6/15/2038	14,146,864
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	11,454,456
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	35,389,754
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,179,550
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	19,324,679

		139,396,331

	Property & Casualty Insurance – 0.1%
2,000,000	Liberty Mutual Group, Inc., 4.151%, 3/07/2067, 144A(f)	1,950,000
80,000	MBIA Insurance Corp., 12.418%, 1/15/2033(e)(f)	38,400
13,985,000	MBIA Insurance Corp., 12.418%, 1/15/2033, 144A(e)(f)	6,712,800
1,140,000	Sirius International Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(f)(g)	1,144,275

		9,845,475

	Railroads – 0.1%
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(c)	7,526,019

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Railroads – continued
$63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)(c)	$63,298

		7,589,317

	Restaurants – 0.0%
1,325,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	1,793,481

	Retailers – 0.8%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,187,733
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,327,601
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,593,472
8,524,000	Foot Locker, Inc., 8.500%, 1/15/2022	9,973,080
7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	7,895,656
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	26,572,187
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,390,200
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	14,772,956
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	11,199,763
815,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	150,775
24,302,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	22,661,615

		111,725,038

	Sovereigns – 0.2%
29,230,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	29,814,600

	Supermarkets – 1.7%
3,445,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025, 144A	3,203,850
111,455,000	New Albertson’s, Inc., 7.450%, 8/01/2029	108,111,350
33,814,000	New Albertson’s, Inc., 7.750%, 6/15/2026	33,870,808
36,133,000	New Albertson’s, Inc., 8.000%, 5/01/2031	35,807,442
12,624,000	New Albertson’s, Inc., 8.700%, 5/01/2030	12,876,480
23,098,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	21,019,180
2,705,000	Safeway, Inc., 7.250%, 2/01/2031	2,542,700
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,513,300

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – continued
$15,403,000	SUPERVALU, Inc., 7.750%, 11/15/2022	$14,979,417

		235,924,527

	Supranational – 1.4%
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	15,747,632
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	138,470,464
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	33,529,957

		187,748,053

	Technology – 0.9%
238,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	251,982
9,335,000	Amkor Technology, Inc., 6.375%, 10/01/2022	9,720,069
5,645,000	Corning, Inc., 7.250%, 8/15/2036	6,926,556
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	79,814,666
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	14,779,963
2,783,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	3,259,422
8,080,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	8,877,900

		123,630,558

	Transportation Services – 0.1%
20,994,000	APL Ltd., 8.000%, 1/15/2024(b)(c)	19,524,420

	Treasuries – 25.1%
545,500,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	414,362,103
254,495,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	196,729,266
980,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(h)	1,021,367
2,040,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(h)	1,741,030
1,290,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(h)	1,088,145
310,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(h)	258,706
3,710,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(h)	3,078,114
4,825,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(h)	3,990,467
465,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(h)	384,569
6,200,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(h)	5,120,933

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
2,331,740,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	$20,235,527
5,523,835,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	45,573,780
8,600,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	44,236,898
8,554,600	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	46,952,670
4,579,595	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	27,018,443
10,160,320	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	58,918,239
39,547,655	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	232,957,179
3,288,446	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	20,571,870
34,470,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	226,285,021
113,749	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	746,727
137,580,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	105,694,501
128,565,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	106,672,295
83,000,000		New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	61,994,865
764,599,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	101,374,998
1,096,778,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	140,892,046
253,010,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	76,027,485
97,345,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	31,218,629
275,000,000		U.S. Treasury Note, 0.500%, 7/31/2017	274,918,875
300,000,000		U.S. Treasury Note, 0.625%, 6/30/2018	298,089,900
150,000,000		U.S. Treasury Note, 0.750%, 1/31/2018	149,629,800
150,000,000		U.S. Treasury Note, 0.750%, 8/31/2018	149,015,700
600,000,000		U.S. Treasury Note, 0.750%, 9/30/2018	595,758,000

			3,442,558,148

		Wireless – 1.0%
281,500,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	14,648,160
143,600,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	7,279,336
53,182,000		Sprint Capital Corp., 6.875%, 11/15/2028	59,115,516
8,400,000		Sprint Capital Corp., 8.750%, 3/15/2032	10,584,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$27,683,000	Sprint Communications, Inc., 6.000%, 11/15/2022	$29,343,980
10,853,000	Sprint Corp., 7.125%, 6/15/2024	12,073,962
2,268,000	Sprint Corp., 7.250%, 9/15/2021	2,520,315

		135,565,269

	Wirelines – 4.8%
75,360,000	AT&T, Inc., 2.625%, 12/01/2022	73,859,959
59,951,000	AT&T, Inc., 3.000%, 2/15/2022	60,218,022
5,790,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,679,272
3,695,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	3,946,595
10,946,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	10,658,423
1,700,000	CenturyLink, Inc., 6.450%, 6/15/2021	1,836,000
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	10,922,463
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	6,747,150
11,795,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	12,701,800
1,440,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,414,800
11,991,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	11,931,045
8,735,000	Embarq Corp., 7.995%, 6/01/2036	8,822,350
21,745,000	Frontier Communications Corp., 6.250%, 9/15/2021	19,407,412
24,305,000	Frontier Communications Corp., 6.875%, 1/15/2025	19,140,187
60,000	Frontier Communications Corp., 7.000%, 11/01/2025	41,400
4,035,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,006,075
1,240,000	Frontier Communications Corp., 9.000%, 8/15/2031	995,100
305,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A(j)	105,988
24,165,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(j)	9,248,444
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(j)	16,726,212
64,382,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	61,250,460
16,040,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,681,600
43,590,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	41,422,705

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$32,321,000	Qwest Corp., 6.875%, 9/15/2033	$31,803,638
10,785,000	Qwest Corp., 7.250%, 9/15/2025	11,976,494
785,000	Qwest Corp., 7.250%, 10/15/2035	783,702
49,543,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	52,384,786
23,485,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	25,363,800
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	6,455,455
4,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	7,170,202
18,145,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	28,618,745
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	22,365,051
73,892,000	Verizon Communications, Inc., 2.450%, 11/01/2022	72,429,973

		656,115,308

	Total Non-Convertible Bonds (Identified Cost $9,941,615,137)	9,513,484,934

Convertible Bonds – 5.3%

	Building Materials – 0.1%
1,015,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	960,444
415,000	CalAtlantic Group, Inc., 1.250%, 8/01/2032	415,000
14,067,000	KB Home, 1.375%, 2/01/2019	15,042,898

		16,418,342

	Cable Satellite – 1.5%
170,470,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	206,694,875

	Chemicals – 0.1%
5,934,000	RPM International, Inc., 2.250%, 12/15/2020	7,002,120

	Consumer Products – 0.0%
675,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	653,484

	Diversified Manufacturing – 0.2%
25,202,000	Trinity Industries, Inc., 3.875%, 6/01/2036	31,581,256

	Healthcare – 0.3%
27,720,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	40,609,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Leisure – 0.3%
$35,626,000	Rovi Corp., 0.500%, 3/01/2020	$35,192,075

	Midstream – 0.3%
26,125,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	24,426,875
13,098,000	SM Energy Co., 1.500%, 7/01/2021	11,771,828

		36,198,703

	Pharmaceuticals – 0.0%
2,107,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	2,334,819
2,929,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	3,483,680

		5,818,499

	Property & Casualty Insurance – 0.4%
45,617,000	Old Republic International Corp., 3.750%, 3/15/2018	57,734,016

	Technology – 2.1%
1,445,000	Ciena Corp., 3.750%, 10/15/2018, 144A	1,945,331
136,220,000	Intel Corp., 3.250%, 8/01/2039	225,103,550
1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	3,745,669
6,867,541	Liberty Interactive LLC, 3.500%, 1/15/2031	6,654,249
12,720,000	Nuance Communications, Inc., 1.000%, 12/15/2035	12,258,137
4,450,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	4,488,937
1,231,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,265,622
13,345,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	15,280,025
15,405,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	17,012,897

		287,754,417

	Total Convertible Bonds (Identified Cost $555,417,239)	725,657,587

Municipals – 1.6%

	District of Columbia – 0.1%
5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	7,986,901

	Illinois – 0.2%
25,725,000	State of Illinois, 5.100%, 6/01/2033	24,081,687

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – continued

	Michigan – 0.1%
$17,700,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	$17,645,484

	Virginia – 0.8%
135,045,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	118,026,629

	Puerto Rico – 0.4%
85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(j)	51,765,075

	Total Municipals (Identified Cost $249,375,352)	219,505,776

	Total Bonds and Notes (Identified Cost $10,746,407,728)	10,458,648,297

Senior Loans – 1.5%

	Automotive – 0.1%
9,281,030	IBC Capital Ltd., 1st Lien Term Loan, 4.978%, 9/09/2021(f)	9,118,612
7,744,876	IBC Capital Ltd., 2nd Lien Term Loan, 8.228%, 9/09/2022(f)	7,183,372

		16,301,984

	Chemicals – 0.4%
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.796%, 12/20/2020(f)	49,139,406

	Consumer Cyclical Services – 0.7%
36,594,623	SourceHov LLC, 2014 1st Lien Term Loan, 8.046%, 10/31/2019(f)	36,347,610
55,750,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.796%, 4/30/2020(f)	55,750,000

		92,097,610

	Financial Other – 0.1%
16,602,727	DBRS Ltd., Term Loan, 6.452%, 3/04/2022(f)	16,187,658

	Media Entertainment – 0.0%
1,590,979	Dex Media, Inc., Term Loan, 11.226%, 7/29/2021(f)	1,610,866

	Natural Gas – 0.0%
1,907,406	Southcross Holdings Borrower LP, Exit Term Loan B, 3.500%, 4/13/2023(f)	1,659,443

	Oil Field Services – 0.1%
3,109,527	FTS International, Inc., New Term Loan B, 5.976%, 4/16/2021(f)	2,479,848
8,124,988	Paragon Offshore Finance Co., Term Loan B, 6.000%, 7/18/2021(j)	3,107,808
3,772,630	Petroleum Geo-Services ASA, New Term Loan B, 3.796%, 3/19/2021(f)	3,013,388

		8,601,044

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Other Utility – 0.0%
$4,525,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.546%, 11/06/2020(f)	$4,434,500

	Retailers – 0.0%
4,357,913	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.226%, 8/21/2019(f)	4,090,991

	Technology – 0.1%
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 9.898%, 4/01/2022(f)	6,696,481

	Transportation Services – 0.0%
4,544,772	OSG Bulk Ships, Inc., OBS Term Loan, 5.430%, 8/05/2019(f)	4,306,172

	Total Senior Loans (Identified Cost $219,288,453)	205,126,155

Shares
Common Stocks – 3.2%

	Automobiles – 1.7%
21,480,222	Ford Motor Co.	240,363,684

	Diversified Telecommunication Services – 0.1%
307,212	Hawaiian Telcom Holdco, Inc.(e)	7,677,228

	Media – 0.0%
559,124	Dex Media, Inc.(c)(d)(e)	2,152,627

	Oil, Gas & Consumable Fuels – 0.0%
1,033,462	Chesapeake Energy Corp.(e)	5,136,306
1,177	Frontera Energy Corp.(e)	31,086
2,021	Southcross Holdings Group LLC(c)(d)	—
2,021	Southcross Holdings LP, Class A(c)(d)	1,157,023

		6,324,415

	Pharmaceuticals – 1.4%
3,414,069	Bristol-Myers Squibb Co.	190,231,925

	Total Common Stocks (Identified Cost $318,374,901)	446,749,879

Preferred Stocks – 1.7%

Convertible Preferred Stocks – 1.2%

	Banking – 0.3%
25,823	Bank of America Corp., Series L, 7.250%	32,588,368
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	16,366,586

		48,954,954

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Communications – 0.0%
14,923	Cincinnati Bell, Inc., 6.750%	$746,299

	Energy – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	16,318,071

	Midstream – 0.6%
257,387	Chesapeake Energy Corp., 4.500%	13,834,294
476,844	Chesapeake Energy Corp., 5.000%	29,564,328
39,322	Chesapeake Energy Corp., 5.750%, 144A	23,617,776
3,044	Chesapeake Energy Corp., 5.750%	1,828,303
16,454	Chesapeake Energy Corp., Series A, 5.750%, 144A	9,738,711

		78,583,412

	REITs - Health Care – 0.1%
172,150	Welltower, Inc., 6.500%	11,406,659

	REITs - Mortgage – 0.0%
58,431	iStar, Inc., Series J, 4.500%	2,961,283

	Technology – 0.1%
82,515	Belden, Inc., 6.750%	8,559,281

	Total Convertible Preferred Stocks (Identified Cost $183,020,393)	167,529,959

Non-Convertible Preferred Stocks – 0.5%

	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), 1.900%	120,108
100	Entergy Arkansas, Inc., 4.320%	9,531
5,000	Entergy Mississippi, Inc., 4.360%	496,562
665	Entergy New Orleans, Inc., 4.360%	67,685
200	Entergy New Orleans, Inc., 4.750%	20,731
50,100	Southern California Edison Co., 4.780%	1,276,047

		1,990,664

	Finance Companies – 0.1%
67,611	iStar, Inc., Series E, 7.875%	1,711,302
64,123	iStar, Inc., Series F, 7.800%	1,615,258

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Finance Companies – continued
16,004	iStar, Inc., Series G, 7.650%	$401,861

		3,728,421

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(e)	375,356

	Metals & Mining – 0.3%
1,182,307	Arconic, Inc., 5.375%	42,326,590

	REITs - Office Property – 0.0%
2,318	Highwoods Realty LP, Series A, 8.625%	2,885,186

	REITs - Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	12,675,525

	Total Non-Convertible Preferred Stocks (Identified Cost $69,602,243)	63,981,742

	Total Preferred Stocks (Identified Cost $252,622,636)	231,511,701

Closed-End Investment Companies – 0.0%
170,002	NexPoint Credit Strategies Fund (Identified Cost $9,807,937)	3,702,643

Principal Amount (‡)
Short-Term Investments – 16.0%
$681,105,000	Federal National Mortgage Association Discount Notes, 0.960%, 08/28/2017(m)	680,024,086
1,933,813	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2017 at 0.000% to be repurchased at $1,933,813 on 7/03/2017 collateralized by $1,958,400 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $1,972,577 including accrued interest(l)	1,933,813
235,794,900	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $235,801,581 on 7/03/2017 collateralized by $232,985,000 U.S. Treasury Inflation Note, 0.250% due 1/15/2025 valued at $236,986,284; $3,540,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $3,527,139 including accrued interest(l)	235,794,900
700,000,000	U.S. Treasury Bills, 0.825%, 07/13/2017(m)	699,849,500
210,000,000	U.S. Treasury Bills, 0.780%, 07/27/2017(m)	209,885,130
200,000,000	U.S. Treasury Bills, 0.872%, 08/03/2017(m)	199,853,200
100,000,000	U.S. Treasury Bills, 0.930%, 09/21/2017(m)	99,783,700
69,180,000	U.S. Treasury Bills, 0.995%, 10/05/2017(m)	68,996,673

	Total Short-Term Investments (Identified Cost $2,196,094,215)	2,196,121,002

	Total Investments – 98.5% (Identified Cost $13,742,595,870)(a)	13,541,859,677
	Other assets less liabilities – 1.5%	200,936,961

	Net Assets – 100.0%	$13,742,796,638

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2017, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 323,778,123	2.4%	$41,392,769	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized depreciation on investments based on a cost of $13,803,887,678 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$869,132,257
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,131,160,258)

Net unrealized depreciation	$(262,028,001)

(b)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2017, the value of these securities amounted to $323,778,123 or 2.4% of net assets.
(c)	Illiquid security.
(d)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of these securities amounted to $41,392,769 or 0.3% of net assets.
(e)	Non-income producing security.

(f)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(g)	Perpetual bond with no specified maturity date.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $2,037,731,100 or 14.8% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$13,945,977	$43,477,748	(a)	$57,423,725
Airlines	—	116,985,501	1,196	(b)	116,986,697
Chemicals	—	185,904,325	23,428,890	(c)	209,333,215
Finance Companies	3,592,950	393,803,932	—		397,396,882
Metals & Mining	—	269,346,203	3,383	(c)	269,349,586
Non-Agency Commercial Mortgage-Backed Securities	—	18,513,337	38,566,714	(b)	57,080,051
All Other Non-Convertible Bonds*	—	8,405,914,778	—		8,405,914,778

Total Non-Convertible Bonds	3,592,950	9,404,414,053	105,477,931		9,513,484,934

Convertible Bonds*	—	725,657,587	—		725,657,587
Municipals*	—	219,505,776	—		219,505,776

Total Bonds and Notes	3,592,950	10,349,577,416	105,477,931		10,458,648,297

Senior Loans*	—	205,126,155	—		205,126,155

Common Stocks
Media	—	—	2,152,627	(d)	2,152,627
Oil, Gas & Consumable Fuels	5,167,392	—	1,157,023	(c)(e)	6,324,415
All Other Common Stocks*	438,272,837	—	—		438,272,837

Total Common Stocks	443,440,229	—	3,309,650		446,749,879

Preferred Stocks
Convertible Preferred Stocks
Midstream	13,834,294	64,749,118	—		78,583,412
REITs - Mortgage	—	2,961,283	—		2,961,283
All Other Convertible Preferred Stocks*	85,985,264	—	—		85,985,264

Total Convertible Preferred Stocks	99,819,558	67,710,401	—		167,529,959

Non-Convertible Preferred Stocks
Electric	1,276,047	714,617	—		1,990,664
REITs - Office Property	—	2,885,186	—		2,885,186
REITs - Warehouse/Industrials	—	12,675,525	—		12,675,525
All Other Non-Convertible Preferred Stocks*	46,430,367	—	—		46,430,367

Total Non-Convertible Preferred Stocks	47,706,414	16,275,328	—		63,981,742

Total Preferred Stocks	147,525,972	83,985,729	—		231,511,701

Closed-End Investment Companies	3,702,643	—	—		3,702,643
Short-Term Investments	—	2,196,121,002	—		2,196,121,002

Total	$598,261,794	$12,834,810,302	$108,787,581		$13,541,859,677

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($28,826,902) and fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($14,650,846).
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(e)	Includes a security fair valued at zero using Level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$43,204,647		$—	$11,527	$(157,992)	$1,207,662	$(788,096)	$—	$—	$43,477,748		$(157,992)
Airlines	114,908		—	6,631	(8,049)	—	(112,294)	—	—	1,196		(14)
Chemicals	16,637,790		345,143	—	6,445,957	—	—	—	—	23,428,890		6,445,957
Metals & Mining	3,383		97,752	—	(97,752)	—	—	—	—	3,383		(97,752)
Non-Agency Commercial Mortgage-Backed Securities	—		—	—	309,628	—	(522,977)	38,780,063	—	38,566,714		309,628
Transportation Services	21,484,700		—	4,867,749	(5,187,784)	—	(21,164,665)	—	—	—		—
Senior Loans
Wirelines	18,283,003		6,926	66,732	990,432	—	(19,347,093)	—	—	—		—
Common Stocks
Media Entertainment	1,111,539		—	—	1,041,088	—	—	—	—	2,152,627		1,041,088
Oil, Gas & Consumable Fuels	727,560	(a)	—	—	429,463	—	—	—	—	1,157,023	(a)	429,463
Warrants	102,811		—	143,558	(102,811)	—	(143,558)	—	—	—		—

Total	$101,670,341		$449,821	$5,096,197	$3,662,180	$1,207,662	$(42,078,683)	$38,780,063	$—	$108,787,581		$7,970,378

(a)	Includes a security fair valued at zero using Level 3 inputs.

A debt security valued at $38,780,063 was transferred from Level 2 to Level 3 during the period ended June 30, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2017 (Unaudited)

Treasuries	25.1%
Banking	6.7
Wirelines	4.8
Technology	3.2
Finance Companies	3.0
Independent Energy	2.4
Healthcare	2.4
Metals & Mining	2.3
Life Insurance	2.1
Chemicals	2.0
Other Investments, less than 2% each	28.5
Short-Term Investments	16.0

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

Currency Exposure Summary at June 30, 2017 (Unaudited)

United States Dollar	75.1%
Canadian Dollar	6.2
Mexican Peso	5.2
New Zealand Dollar	4.9
Australian Dollar	2.8
Other, less than 2% each	4.3

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 106.0% of Net Assets

Non-Convertible Bonds – 105.4%

	ABS Car Loan – 6.4%
$6,156	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B, 1.839%, 4/08/2019(b)	$6,158
19,126	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B, 1.839%, 6/10/2019(b)(c)	19,139
50,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.510%, 5/18/2020(c)	49,963
24,265	Capital Auto Receivables Asset Trust, Series 2016-3, Class A2A, 1.360%, 4/22/2019(c)	24,254
5,435	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 6/15/2021, 144A	5,434
72,000	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.400%, 8/15/2021(c)	71,409
80,000	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022(c)	80,064
828	CPS Auto Receivables Trust, Series 2014-D, Class A, 1.490%, 4/15/2019, 144A	828
2,676	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	2,675
1,526	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	1,527
6,760	CPS Auto Receivables Trust, Series 2015-C, Class A, 1.770%, 6/17/2019, 144A	6,763
17,600	CPS Auto Receivables Trust, Series 2016-C, Class A, 1.620%, 1/15/2020, 144A	17,587
69,548	CPS Auto Trust, Series 2016-D, Class A, 1.500%, 6/15/2020, 144A(c)	69,412
49,000	Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.670%, 5/15/2019	48,999
121,458	Drive Auto Receivables Trust, Series 2017-AA, Class A2A, 1.480%, 3/15/2019, 144A(c)	121,429
84,000	Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.590%, 12/17/2018, 144A(c)	83,995
27,000	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.200%, 5/15/2020, 144A	27,011
34,503	DT Auto Owner Trust, Series 2016-4A, Class A, 1.440%, 11/15/2019, 144A(c)	34,503
73,950	DT Auto Owner Trust, Series 2017-2A, Class A, 1.720%, 5/15/2020, 144A(c)	73,952
2,804	Flagship Credit Auto Trust, Series 2016-2, Class A1, 2.280%, 5/15/2020, 144A	2,808
159,000	Ford Credit Auto Owner Trust, Series 2017-A, Class A4, 1.920%, 4/15/2022(c)	159,013
91,000	Ford Credit Auto Owner Trust, Series 2017-B, Class A2A, 1.490%, 5/15/2020	90,974
36,000	Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1, 1.950%, 11/15/2021	36,042
50,000	Ford Credit Floorplan Master Owner Trust, Series 2017-1, Class A1, 2.070%, 5/15/2022(c)	50,009
100,000	GM Financial Consumer Automobile, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A(c)	99,953

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Car Loan – continued
$106,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A3, 1.720%, 7/21/2021(c)	$106,067
32,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.050%, 6/21/2023	32,156
18,000	Honda Auto Receivables OwnerTrust, Series 2017-2, Class A4, 1.870%, 9/15/2023	17,948
30,452	Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.830%, 1/15/2020(c)	30,472
23,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.490%, 2/18/2020	22,983
79,801	Toyota Auto Receivables Owner Trust, Series 2016-D, Class A3, 1.230%, 10/15/2020(c)	79,289
89,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A2A, 1.420%, 9/16/2019(c)	88,949
72,000	World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.930%, 9/15/2022(c)	72,010

		1,633,775

	ABS Credit Card – 3.0%
100,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022(c)	100,222
73,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022(c)	73,244
108,000	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 1.609%, 2/15/2022(b)(c)	108,635
61,000	Capital One Multi-Asset Execution Trust, Series 2017-A2, Class A2, 1.569%, 1/15/2025(b)(c)	61,279
51,000	Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3, 2.430%, 1/15/2025(c)	51,693
111,000	Chase Issuance Trust, Series 2016-A3, Class A3, 1.709%, 6/15/2023(b)(c)	111,907
128,000	Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.740%, 1/19/2021(c)	128,163
125,000	Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.390%, 3/15/2022(c)	123,951

		759,094

	ABS Home Equity – 1.6%
45,576	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034	46,464
51,845	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034	53,265
81,066	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1, Class A1, 3.598%, 1/28/2032, 144A(b)	80,897
66,076	CAM Mortgage Trust, Series 2016-2, Class A1, 3.250%, 6/15/2057, 144A(b)	66,158
18,690	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR2, Class 5A1, 3.380%, 3/25/2034(b)	18,969
90,609	GCAT LLC, Series 2017-2, Class A1, 3.500%, 4/25/2047, 144A(b)	90,231
51,737	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 3.500%, 3/25/2055, 144A(b)	51,926

		407,910

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – 0.4%
$100,000	Verizon Owner Trust, Series 2017-2A, Class A, 1.920%, 12/20/2021, 144A	$99,985

	Aerospace & Defense – 0.4%
113,000	Rockwell Collins, Inc., 3.200%, 3/15/2024	114,543

	Agency Commercial Mortgage-Backed Securities – 0.4%
54,000	FHLMC, Series K726, Class A2, 2.905%, 4/25/2024	55,166
56,429	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A2, 3.002%, 1/25/2024(c)	58,083

		113,249

	Automotive – 1.1%
95,000	General Motors Financial Co., Inc., 3.150%, 6/30/2022	95,147
108,000	Hyundai Capital America, 3.100%, 4/05/2022, 144A	108,285
90,000	Toyota Motor Credit Corp., MTN, 1.550%, 10/18/2019(c)	89,605

		293,037

	Banking – 7.2%
67,000	American Express Credit Corp., MTN, 1.875%, 5/03/2019	66,995
66,000	Bank of America Corp., MTN, 3.248%, 10/21/2027(c)	63,778
99,000	Bank of America Corp., MTN, 4.125%, 1/22/2024(c)	104,470
48,000	Bank of America Corp., MTN, (fixed rate to 1/20/2027, variable rate thereafter), 3.824%, 1/20/2028	48,833
21,000	Bank of America NA, 2.050%, 12/07/2018	21,097
129,000	Bank of Nova Scotia (The), 2.700%, 3/07/2022(c)	129,805
52,000	BNP Paribas S.A., 3.800%, 1/10/2024, 144A	54,154
66,278	Capital One Financial Corp., 2.500%, 5/12/2020	66,565
47,365	Capital One Financial Corp., 3.750%, 3/09/2027	47,193
96,000	Capital One NA, 1.650%, 2/05/2018(c)	95,961
69,000	Citigroup, Inc., 2.750%, 4/25/2022	68,891
69,000	Citigroup, Inc., 3.200%, 10/21/2026	67,104
52,000	Citigroup, Inc., 4.125%, 7/25/2028	52,786
144,000	Fifth Third Bancorp, 2.600%, 6/15/2022	143,571
34,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	35,092

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$38,000	Goldman Sachs Group, Inc. (The), 4.750%, 10/21/2045	$42,101
74,000	HSBC Holdings PLC, (fixed rate to 3/13/2022, variable rate thereafter), 3.262%, 3/13/2023(c)	75,402
95,000	HSBC Holdings PLC, (fixed rate to 3/13/2027, variable rate thereafter), 4.041%, 3/13/2028	98,399
69,000	JPMorgan Chase & Co., 3.625%, 12/01/2027(c)	68,294
25,000	JPMorgan Chase & Co., (fixed rate to 2/22/2047, variable rate thereafter), 4.260%, 2/22/2048	26,153
43,000	Morgan Stanley, MTN, 2.625%, 11/17/2021	42,937
41,000	Morgan Stanley, MTN, 3.125%, 7/27/2026	39,862
250,000	National Australia Bank Ltd., MTN, 2.500%, 5/22/2022	248,621
80,000	Royal Bank of Canada, GMTN, 2.125%, 3/02/2020(c)	80,138
23,000	Wells Fargo & Co., GMTN, 4.900%, 11/17/2045	25,079
17,000	Wells Fargo & Co., MTN, 4.750%, 12/07/2046	18,150

		1,831,431

	Building Materials – 0.2%
40,000	Vulcan Materials Co., 4.500%, 6/15/2047	40,447

	Cable Satellite – 0.7%
69,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.579%, 7/23/2020	71,303
15,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	17,780
14,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045	16,803
54,000	Comcast Corp., 3.000%, 2/01/2024	54,743
8,000	Time Warner Cable LLC, 7.300%, 7/01/2038	10,225

		170,854

	Chemicals – 0.8%
51,000	Dow Chemical Co. (The), 8.550%, 5/15/2019	57,122
107,000	Sherwin Williams Co. (The), 2.750%, 6/01/2022	106,936
18,000	Sherwin Williams Co. (The), 4.500%, 6/01/2047	18,861
21,000	Westlake Chemical Corp., 5.000%, 8/15/2046	22,182

		205,101

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Collateralized Mortgage Obligations – 1.1%
$10,213	Federal Home Loan Mortgage Corp., REMIC, Series 3629, Class CZ, 5.000%, 1/15/2040	$11,178
60,174	Federal Home Loan Mortgage Corp., REMIC, Series 4664, Class GA, 3.500%, 9/15/2043(c)	62,411
56,651	Federal Home Loan Mortgage Corp., REMIC, Series 4673, Class HA, 3.500%, 11/15/2043(c)	58,571
63,498	Federal National Mortgage Association, REMIC, Series 2017-20, Class PA, 3.000%, 8/25/2044(c)	64,779
61,165	Federal National Mortgage Association, REMIC, Series 2017-41, Class MD, 4.000%, 5/25/2053(c)	64,709
10,859	Federal National Mortgage Association, REMIC,Series 2005-35, Class DZ, 5.000%, 4/25/2035	11,813

		273,461

	Construction Machinery – 0.6%
72,000	Caterpillar Financial Services Corp., MTN, 2.400%, 6/06/2022	71,815
36,000	John Deere Capital Corp., MTN, 1.950%, 6/22/2020	36,094
38,000	John Deere Capital Corp., MTN, 2.650%, 6/24/2024	37,741

		145,650

	Consumer Products – 0.2%
33,000	Newell Brands, Inc., 5.500%, 4/01/2046	39,733

	Diversified Manufacturing – 1.3%
59,000	Siemens Financieringsmaatschappij NV, 3.125%, 3/16/2024, 144A	59,935
183,000	United Technologies Corp., 1.778%, 5/04/2018	183,235
94,000	United Technologies Corp., 3.125%, 5/04/2027	94,352

		337,522

	Electric – 3.4%
21,000	Delmarva Power & Light Co., 4.150%, 5/15/2045	22,209
108,000	Dominion Energy, Inc., 2.962%, 7/01/2019	109,615
13,000	Exelon Corp., 5.625%, 6/15/2035	15,234
36,000	FirstEnergy Transmission LLC, 5.450%, 7/15/2044, 144A	41,121
28,000	Fortis, Inc., 2.100%, 10/04/2021, 144A	27,424
81,000	Fortis, Inc., 3.055%, 10/04/2026, 144A	78,164
13,000	ITC Holdings Corp., 5.300%, 7/01/2043	15,131
62,000	Jersey Central Power & Light Co., 4.700%, 4/01/2024, 144A	67,223
30,000	Jersey Central Power & Light Co., 7.350%, 2/01/2019	32,312

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$14,000	Kansas City Power and Light Co., 4.200%, 6/15/2047	$14,258
49,000	NextEra Energy Capital Holdings, Inc., 2.700%, 9/15/2019	49,624
75,000	NextEra Energy Capital Holdings, Inc., Series F, 2.056%, 9/01/2017(c)	75,035
18,000	PPL Electric Utilities Corp., 3.950%, 6/01/2047	18,517
5,000	Progress Energy, Inc., 7.000%, 10/30/2031	6,620
20,000	Progress Energy, Inc., 7.050%, 3/15/2019	21,650
84,000	Progress Energy, Inc., 7.750%, 3/01/2031	118,143
50,000	Southern Co. (The), 2.350%, 7/01/2021	49,636
26,000	Virginia Electric & Power Co., Series C, 4.000%, 11/15/2046	26,808
52,000	WEC Energy Group, Inc., 1.650%, 6/15/2018	52,031
38,000	Xcel Energy, Inc., 2.600%, 3/15/2022	38,207

		878,962

	Finance Companies – 0.4%
98,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	103,977

	Food & Beverage – 0.8%
70,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/01/2046	79,005
37,000	Kraft Heinz Foods Co., 2.000%, 7/02/2018	37,094
60,000	Mondelez International Holdings Netherlands BV, 1.625%, 10/28/2019, 144A	59,436
34,000	PepsiCo, Inc., 4.000%, 5/02/2047	34,679

		210,214

	Government Owned - No Guarantee – 1.5%
10,000	DP World Ltd., 6.850%, 7/02/2037, 144A	11,751
87,000	Federal Home Loan Mortgage Corp., 2.375%, 1/13/2022(c)	88,826
33,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032(c)	46,911
47,000	Federal National Mortgage Association, 2.625%, 9/06/2024(c)	48,221
79,000	Petroleos Mexicanos, 5.500%, 1/21/2021	82,871
22,000	Petroleos Mexicanos, 5.625%, 1/23/2046	19,503
36,000	Tennessee Valley Authority, 3.500%, 12/15/2042	37,333

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – continued
$39,000	Tennessee Valley Authority, 4.250%, 9/15/2065(c)	$43,874

		379,290

	Healthcare – 1.2%
74,000	Abbott Laboratories, 2.900%, 11/30/2021	74,826
38,000	Abbott Laboratories, 4.900%, 11/30/2046	41,855
16,000	Becton, Dickinson and Co., 2.404%, 6/05/2020	16,026
75,000	Becton, Dickinson and Co., 2.894%, 6/06/2022	75,234
66,000	Becton, Dickinson and Co., 3.363%, 6/06/2024	66,151
5,000	Becton, Dickinson and Co., 4.669%, 6/06/2047	5,198
17,000	Cleveland Clinic Foundation (The), 4.858%, 1/01/2114(c)	17,372
23,000	New York and Presbyterian Hospital (The), 4.763%, 8/01/2116(c)	22,022

		318,684

	Independent Energy – 1.0%
24,000	Anadarko Petroleum Corp., 6.600%, 3/15/2046	29,641
100,000	Anadarko Petroleum Corp., 6.950%, 6/15/2019	108,396
48,000	Canadian Natural Resources Ltd., 2.950%, 1/15/2023	47,618
26,000	Canadian Natural Resources Ltd., 5.900%, 2/01/2018	26,597
26,000	Canadian Natural Resources Ltd., GMTN, 4.950%, 6/01/2047	26,387
13,000	Devon Energy Corp., 5.600%, 7/15/2041	13,502
12,000	Encana Corp., 6.500%, 5/15/2019	12,799

		264,940

	Industrial Other – 0.1%
28,000	Wesleyan University, 4.781%, 7/01/2116(c)	27,387

	Life Insurance – 0.8%
12,000	AIA Group Ltd., 2.250%, 3/11/2019, 144A	11,993
15,000	American International Group, Inc., 4.500%, 7/16/2044	15,253
22,000	Bright House Financial, Inc., 3.700%, 6/22/2027, 144A	21,733
17,000	Bright House Financial, Inc., 4.700%, 6/22/2047, 144A	16,783
105,000	Metropolitan Life Global Funding I, 3.450%, 12/18/2026, 144A(c)	107,623

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$37,000	Pricoa Global Funding I, 1.900%, 9/21/2018, 144A	$37,061

		210,446

	Media Entertainment – 0.2%
37,000	CBS Corp., 3.375%, 2/15/2028	36,264
8,000	Viacom, Inc., 4.375%, 3/15/2043	7,111

		43,375

	Metals & Mining – 0.2%
15,000	Vale Overseas Ltd., 5.875%, 6/10/2021	16,103
32,000	Vale Overseas Ltd., 6.875%, 11/21/2036	34,320

		50,423

	Midstream – 1.8%
23,000	Dominion Energy Gas Holdings LLC, 2.500%, 12/15/2019	23,154
28,000	Enbridge, Inc., 2.900%, 7/15/2022	27,944
65,000	Enbridge, Inc., 3.700%, 7/15/2027	64,952
51,000	Energy Transfer LP, 6.625%, 10/15/2036	57,035
37,000	EnLink Midstream Partners LP, 2.700%, 4/01/2019	36,919
23,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	22,933
64,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	65,790
19,000	MPLX LP, 4.875%, 6/01/2025	20,148
13,000	MPLX LP, 5.200%, 3/01/2047	13,388
57,000	Sabine Pass Liquefaction LLC, 5.750%, 5/15/2024	63,470
16,000	Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	17,882
34,000	Williams Partners LP, 6.300%, 4/15/2040	39,403

		453,018

	Mortgage Related – 28.8%
482,963	FHLMC, ( TBA), 3.000%, with various maturities from 2046 to 2047(c)(d)(e)	482,194
201,908	FHLMC, 3.500%, with various maturities from 2046 to 2047(c)(d)	208,458
353,100	FHLMC, (TBA), 4.000%, with various maturities from 2024 to 2047(d)(e)	371,661
200,176	FHLMC, 4.500%, with various maturities from 2043 to 2046(c)(d)	217,479

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$255,000	FHLMC (TBA), 3.500%, 7/01/2047(d)(e)	$261,966
267,539	FNMA, 3.000%, with various maturities from 2045 to 2047(c)(d)	267,932
1,095,349	FNMA, 3.500%, with various maturities from 2037 to 2047(c)(d)	1,131,128
426,868	FNMA, 4.000%, with various maturities from 2027 to 2046(c)(d)	451,650
148,777	FNMA, 4.500%, with various maturities from 2041 to 2047(d)	159,865
73,369	FNMA, 5.000%, with various maturities from 2033 to 2039(c)(d)	80,474
108,158	FNMA, 5.500%, with various maturities from 2034 to 2041(c)(d)	121,198
885,000	FNMA (TBA), 3.000%, with various maturities from 2032 to 2047(d)(e)	893,909
255,000	FNMA (TBA), 3.500%, 7/01/2047(e)	261,903
990,000	FNMA (TBA), 4.000%, 7/01/2047(e)	1,040,699
200,000	FNMA (TBA), 4.500%, 7/01/2047(e)	214,539
395,000	GNMA, (TBA), 4.000%, 7/01/2047(e)	415,645
100,000	GNMA, (TBA), 4.500%, 7/01/2047(e)	106,281
215,000	GNMA (TBA), 3.000%, 7/01/2047(e)	217,167
410,000	GNMA (TBA), 3.500%, 7/01/2047(e)	424,670

		7,328,818

	Natural Gas – 0.6%
139,000	Sempra Energy, 9.800%, 2/15/2019	155,899

	Non-Agency Commercial Mortgage-Backed Securities – 1.9%
43,000	Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/2030, 144A(c)	43,780
18,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/2046	19,296
4,162	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	4,345
25,278	Commercial Mortgage Pass Through Certificates, Series 2013-CR9, Class A4, 4.373%, 7/10/2045(b)	27,375
1,000	Commercial Mortgage Pass Through Certificates, Series 2015-PC1, Class A5, 3.902%, 7/10/2050	1,051
40,000	Commercial Mortgage Trust, Series 2013-CR11, Class A3, 3.983%, 8/10/2050	42,544
24,000	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/2046	24,257
14,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	14,473

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$22,000	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.502%, 11/15/2049	$22,419
1,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	1,081
56,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class A, 2.933%, 6/05/2031, 144A(c)	56,961
8,000	GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135%, 6/10/2046	8,170
15,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/2050	15,708
14,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.219%, 7/15/2046(b)	15,066
5,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259%, 10/15/2046(b)	5,405
11,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A4, 3.787%, 2/15/2047	11,580
7,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5, 4.064%, 2/15/2047	7,476
28,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249%, 2/15/2048	28,415
40,000	Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.350%, 7/13/2029, 144A	41,494
4,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/2057	4,140
18,000	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789%, 9/15/2048	18,848
20,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, 3.640%, 12/15/2059	20,743
16,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A5, 3.635%, 3/15/2050	16,612
22,000	WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A4, 3.073%, 6/15/2046	22,418
2,077	WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5, 3.337%, 6/15/2046	2,141

		475,798

	Pharmaceuticals – 2.3%
88,000	AbbVie, Inc., 1.800%, 5/14/2018(c)	88,111
132,000	Allergan Funding SCS, 3.450%, 3/15/2022	136,068
55,000	Amgen, Inc., 2.200%, 5/11/2020	55,278
98,000	Amgen, Inc., 2.650%, 5/11/2022	98,327
47,000	Gilead Sciences, Inc., 2.950%, 3/01/2027	45,615
122,000	Teva Pharmaceutical Finance Netherlands III BV, 1.400%, 7/20/2018	121,713
31,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	29,440

		574,552

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – 0.4%
$60,000	Berkshire Hathaway Finance Corp., 1.300%, 8/15/2019(c)	$59,564
26,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A	27,896
24,000	Travelers Cos., Inc. (The), 4.000%, 5/30/2047	24,551

		112,011

	Railroads – 0.5%
78,000	CSX Corp., 3.250%, 6/01/2027	78,497
39,000	Union Pacific Corp., 4.000%, 4/15/2047	39,995

		118,492

	Retailers – 0.5%
30,730	CVS Pass Through Trust, 4.704%, 1/10/2036, 144A	32,196
48,570	CVS Pass Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	49,259
44,000	Lowe’s Cos., Inc., 4.050%, 5/03/2047	44,748

		126,203

	Sovereigns – 0.6%
29,000	Colombia Government International Bond, 5.000%, 6/15/2045	29,174
51,000	Mexico Government International Bond, 4.350%, 1/15/2047	47,899
46,000	Republic of Chile, 3.860%, 6/21/2047	46,115
26,000	State of Kuwait, 2.750%, 3/20/2022, 144A	26,064

		149,252

	Technology – 1.9%
84,000	Apple, Inc., 2.850%, 5/11/2024	84,407
26,000	Apple, Inc., 3.200%, 5/11/2027	26,304
43,000	Apple, Inc., 3.850%, 8/04/2046	42,971
8,000	Dell International LLC/EMC Corp., 8.100%, 7/15/2036, 144A	10,055
25,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	32,265
93,000	Intel Corp., 2.875%, 5/11/2024	93,352
35,000	Intel Corp., 4.100%, 5/11/2047	36,233
30,000	Microsoft Corp., Series 30Y, 4.250%, 2/06/2047	32,480
30,000	QUALCOMM, Inc., 2.100%, 5/20/2020	30,137

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$58,000	QUALCOMM, Inc., 2.600%, 1/30/2023	$57,788
36,000	QUALCOMM, Inc., 4.300%, 5/20/2047	36,775

		482,767

	Tobacco – 0.5%
116,000	Reynolds American, Inc., 2.300%, 6/12/2018	116,505

	Transportation Services – 0.2%
21,000	FedEx Corp., 4.550%, 4/01/2046	22,059
33,000	TTX Co., 2.250%, 2/01/2019, 144A	33,018

		55,077

	Treasuries – 29.0%
449,000	U.S. Treasury Bond, 2.250%, 8/15/2046(c)	395,296
122,000	U.S. Treasury Bond, 2.875%, 11/15/2046(c)	122,672
336,000	U.S. Treasury Bond, 3.000%, 2/15/2047	346,605
350,000	U.S. Treasury Bond, 4.750%, 2/15/2037(c)	466,293
82,000	U.S. Treasury Bond, 5.000%, 5/15/2037(c)	112,510
917,000	U.S. Treasury Note, 1.250%, 4/30/2019(c)	914,743
663,000	U.S. Treasury Note, 1.250%, 5/31/2019(c)	661,394
515,000	U.S. Treasury Note, 1.250%, 6/30/2019	513,592
391,000	U.S. Treasury Note, 1.500%, 5/15/2020(c)	390,557
336,000	U.S. Treasury Note, 1.500%, 6/15/2020	335,528
559,000	U.S. Treasury Note, 1.750%, 11/30/2021(c)	557,537
125,000	U.S. Treasury Note, 1.750%, 5/31/2022(c)	124,268
34,000	U.S. Treasury Note, 1.750%, 6/30/2022	33,779
360,000	U.S. Treasury Note, 1.875%, 2/28/2022(c)	360,436
505,000	U.S. Treasury Note, 1.875%, 3/31/2022(c)	505,296
545,000	U.S. Treasury Note, 1.875%, 4/30/2022(c)	544,894
458,000	U.S. Treasury Note, 2.000%, 4/30/2024(c)	454,583
33,000	U.S. Treasury Note, 2.000%, 5/31/2024	32,734

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$377,000	U.S. Treasury Note, 2.000%, 11/15/2026(c)	$367,604
151,000	U.S. Treasury Note, 2.375%, 5/15/2027(c)	151,955

		7,392,276

	Wirelines – 1.4%
162,000	AT&T, Inc., 3.600%, 2/17/2023(c)	165,800
19,000	AT&T, Inc., 4.300%, 12/15/2042	17,644
9,000	AT&T, Inc., 5.150%, 3/15/2042	9,191
48,000	AT&T, Inc., 5.250%, 3/01/2037	51,138
33,000	Telefonica Emisiones SAU, 5.213%, 3/08/2047	35,631
61,000	Verizon Communications, Inc., 4.272%, 1/15/2036	58,875
19,000	Verizon Communications, Inc., 5.250%, 3/16/2037	20,425

		358,704

	Total Non-Convertible Bonds (Identified Cost $26,702,214)	26,852,862

Municipals – 0.6%

	California – 0.2%
35,000	State of California, Build America Bonds, GO, 7.300%, 10/01/2039	51,128
15,000	State of California, High-Speed Passenger Train Bonds GO, Series A, 2.367%, 4/01/2022	15,068

		66,196

	Missouri – 0.1%
25,000	Missouri Health & Educational Facilities Authority, Washington University, Series A, 3.652%, 8/15/2057	24,659

	New Jersey – 0.3%
65,000	New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue, Series C, 5.754%, 12/15/2028 (c)	69,019

	Total Municipals (Identified Cost $156,771)	159,874

	Total Bonds and Notes (Identified Cost $26,858,985)	27,012,736

Short-Term Investments – 13.2%
128,000	Bank of Tokyo-Mitsubishi UJF (NY), 0.010%, 7/06/2017(f)	127,980

Principal Amount (‡)	Description	Value (†)
$3,238,654	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $3,238,746 on 7/03/2017 collateralized by $3,320,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $3,307,938 including accrued interest(g)	$3,238,654

	Total Short-Term Investments (Identified Cost $3,366,634)	3,366,634

	Total Investments – 119.2% (Identified Cost $30,225,619)(a)	30,379,370
	Other assets less liabilities – (19.2)%	(4,895,555)

	Net Assets – 100.0%	$25,483,815

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized appreciation on investments based on a cost of $30,243,418 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$190,569
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(54,617)

Net unrealized appreciation	$135,952

(b)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open TBA transactions.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolio of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $2,007,221 or 7.9% of net assets.

ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$99,985	(a)	$99,985
All Other Non-Convertible Bonds*	—	26,752,877	—		26,752,877

Total Non-Convertible Bonds	—	26,752,877	99,985		26,852,862

Municipals*	—	159,874	—		159,874

Total Bonds and Notes	—	26,912,751	99,985		27,012,736

Short-Term Investments	—	3,366,634	—		3,366,634

Total	$—	$30,279,385	$99,985		$30,379,370

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

For the period ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/ or June 30, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	—	—	—	—	99,985	—	—	—	99,985	—

Total	$—	$—	$—	$—	$99,985	$—	$—	$—	$99,985	$—

Industry Summary at June 30, 2017 (Unaudited)

Treasuries	29.0%
Mortgage Related	28.8
Banking	7.2
ABS Car Loan	6.4
Electric	3.4
ABS Credit Card	3.0
Pharmaceuticals	2.3
Other Investments, less than 2% each	25.9
Short-Term Investments	13.2

Total Investments	119.2
Other assets less liabilities	(19.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 77.8% of Net Assets

Non-Convertible Bonds – 70.5%

	ABS Other – 0.2%
$1,085,936	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	$733,006
428,003	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	123,350
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	1,855
836,615	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(e)	806,655

		1,664,866

	Aerospace & Defense – 2.3%
7,865,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	7,865,000
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	175,408
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,321,925
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	643,500
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	2,128,000
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,040,000
245,000	Textron, Inc., 5.600%, 12/01/2017	248,872
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,651,695
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,426,584
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,515,710

		25,016,694

	Airlines – 2.5%
573,922	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	603,336
2,130,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	2,243,103
322,788	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	336,419
10,861,785	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	11,309,291
2,175,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	2,240,250
990,749	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	1,030,102
8,020	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	8,287
163,512	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	172,914

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$173,513	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	$181,507
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,788,625
698,397	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	757,761
1,500,278	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,565,915
1,089,558	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,256,478
758,065	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	849,033
387,109	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	417,613
1,830,896	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,965,430
229,026	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	234,170
310,120	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	317,082

		27,277,316

	Automotive – 3.6%
690,000	Ford Motor Co., 4.346%, 12/08/2026	710,314
2,835,000	Ford Motor Co., 5.291%, 12/08/2046	2,909,617
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,767,533
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,079,666
165,000	Ford Motor Co., 6.625%, 2/15/2028	192,416
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,996,142
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,264,805
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	2,025,090
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	615,347
9,685,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	9,976,063
1,325,000	General Motors Co., 5.200%, 4/01/2045	1,299,955
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,292,596
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	3,094,521
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	413,438
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	530,450

		38,167,953

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – 10.3%
$6,735,000	Ally Financial, Inc., 5.125%, 9/30/2024	$7,104,886
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,403,850
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	1,999,619
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,093,287
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	5,593,451
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,203,423
1,700,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	1,729,044
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,477,704
14,790,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	11,570,483
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(f)	1,691,146
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(f)	1,148,750
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,543,628
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,265,655
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,110,505
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,344,793
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,682,368
8,450,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	9,639,025
50,000	Merrill Lynch & Co., Inc., EMTN, 0.219%, 9/14/2018, (EUR)(g)	57,199
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	353,061
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,141,902
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,370,498
2,120,000	Morgan Stanley, 3.950%, 4/23/2027	2,139,116
300,000	Morgan Stanley, 4.350%, 9/08/2026	311,891
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,197,145
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,446,542
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,613,238
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,133,531

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(f)	$212,468
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(f)	2,882,186
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,114,817
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(f)	2,208,000
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	779,990
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,493,245

		111,056,446

	Brokerage – 1.5%
549,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	547,627
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,998,375
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,277,015
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,511,890
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,330,155
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	2,068,544
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,879,679

		16,613,285

	Building Materials – 0.7%
4,135,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	4,116,558
213,000	Masco Corp., 6.500%, 8/15/2032	260,572
182,000	Masco Corp., 7.125%, 3/15/2020	204,035
380,000	Masco Corp., 7.750%, 8/01/2029	509,577
2,050,000	Owens Corning, 7.000%, 12/01/2036	2,663,878

		7,754,620

	Cable Satellite – 1.0%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	700,744
3,035,000	DISH DBS Corp., 5.000%, 3/15/2023	3,110,875
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	356,808
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,791,174

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	$4,056,660
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	848,000

		10,864,261

	Chemicals – 1.9%
220,000	Chemours Co. (The), 6.625%, 5/15/2023	232,650
3,760,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	3,835,200
5,240,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	2,672,400
905,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	488,700
7,395,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	5,047,088
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	7,036,266
620,000	Methanex Corp., 5.250%, 3/01/2022	653,365

		19,965,669

	Construction Machinery – 0.1%
965,000	Toro Co. (The), 6.625%, 5/01/2037(b)(e)	1,096,971
196,000	United Rentals North America, Inc., 7.625%, 4/15/2022	204,820

		1,301,791

	Consumer Products – 0.1%
880,000	Avon Products, Inc., 8.950%, 3/15/2043	784,300

	Diversified Manufacturing – 0.0%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	46,666

	Electric – 2.8%
2,385,000	AES Corp. (The), 4.875%, 5/15/2023	2,429,719
180,000	AES Corp. (The), 5.500%, 4/15/2025	189,105
2,073,748	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,349,873
2,882,891	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(e)	1,141,942
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,259,050
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,670,615
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,081,675
1,589,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	2,029,139

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Electric – continued
$3,800,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A	$4,519,101
100,000		Enel Finance International NV, 6.800%, 9/15/2037, 144A	128,119
750,000		Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,332,138
1,628,300		Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)(e)	1,717,715

			29,848,191

		Finance Companies – 4.4%
1,800,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/2022	1,847,236
1,200,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.950%, 2/01/2022	1,249,415
300,000		AGFC Capital Trust I, 2.908%, 1/15/2067, 144A(g)	158,250
1,680,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,788,103
4,695,000		International Lease Finance Corp., 6.250%, 5/15/2019	5,035,782
4,905,000		International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,191,192
945,000		iStar, Inc., 4.875%, 7/01/2018	950,935
3,903,000		Navient Corp., 5.875%, 10/25/2024	3,972,473
31,725	(††)	Navient Corp., 6.000%, 12/15/2043	754,897
5,900,000		Navient Corp., MTN, 6.125%, 3/25/2024	6,077,000
4,668,000		Navient LLC, 5.500%, 1/25/2023	4,743,855
726,000		Navient LLC, MTN, 5.500%, 1/15/2019	755,948
5,185,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(e)	4,331,030
2,302,000		Navient LLC, Series A, MTN, 8.450%, 6/15/2018	2,424,006
1,950,000		Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	2,013,375
1,105,000		Springleaf Finance Corp., 5.250%, 12/15/2019	1,149,310
3,770,000		Springleaf Finance Corp., 6.000%, 6/01/2020	3,977,350
1,350,000		Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,361,812

			47,781,969

		Food & Beverage – 0.3%
2,445,000		Constellation Brands, Inc., 4.750%, 11/15/2024	2,665,099

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – 0.4%
$1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	$1,946,569
1,605,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,513,515
965,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	800,709

		4,260,793

	Healthcare – 3.2%
2,995,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	2,616,881
610,000	HCA, Inc., 5.875%, 3/15/2022	676,338
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,400,200
2,932,000	HCA, Inc., 7.050%, 12/01/2027	3,283,840
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,711,000
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,629,000
900,000	HCA, Inc., 7.690%, 6/15/2025	1,044,000
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,652,900
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,362,175
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	485,900
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,446,375
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,281,481
3,685,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	3,869,655
1,285,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	1,285,000
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,633,000
465,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	504,432

		33,882,177

	Home Construction – 0.8%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	576,125
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(e)	252,628
157,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	159,055
835,000	KB Home, 8.000%, 3/15/2020	939,375
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,929,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	$3,155,900
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	15,825

		9,028,708

	Independent Energy – 2.5%
2,920,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	2,920,000
644,000	California Resources Corp., 5.500%, 9/15/2021	373,166
86,000	California Resources Corp., 6.000%, 11/15/2024	40,264
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,887,650
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	301,500
1,135,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	1,112,300
720,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	721,800
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	995,000
2,645,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	2,598,712
1,880,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,721,366
650,000	Continental Resources, Inc., 4.500%, 4/15/2023	620,750
40,000	Continental Resources, Inc., 5.000%, 9/15/2022	39,250
660,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	594,000
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,208,087
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	326,025
285,000	Rice Energy, Inc., 6.250%, 5/01/2022	297,825
385,000	RSP Permian, Inc., 6.625%, 10/01/2022	399,438
125,000	SM Energy Co., 5.000%, 1/15/2024	110,625
1,390,000	SM Energy Co., 5.625%, 6/01/2025	1,254,475
1,521,000	SM Energy Co., 6.125%, 11/15/2022	1,444,950
15,000	SM Energy Co., 6.500%, 11/15/2021	14,588
345,000	SM Energy Co., 6.500%, 1/01/2023	328,613
390,000	SM Energy Co., 6.750%, 9/15/2026	372,325
1,050,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	987,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$155,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	$142,612

		26,812,321

	Industrial Other – 0.1%
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,185,938

	Life Insurance – 1.6%
160,000	American International Group, Inc., 4.125%, 2/15/2024	168,928
130,000	American International Group, Inc., 4.875%, 6/01/2022	142,643
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(f)	4,167,125
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)(g)	255,682
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(e)	4,943,580
690,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	569,250
495,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	410,850
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,856,475
2,270,000	Metlife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	3,382,300
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,415,001

		17,311,834

	Local Authorities – 2.2%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	654,996
9,640,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	7,592,032
19,825,000	Province of Ontario Canada, 4.200%, 3/08/2018, (CAD)	15,615,704

		23,862,732

	Media Entertainment – 0.7%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,039,540
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	2,815,700
500,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	518,125
1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	1,309,375
1,475,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	1,436,281
72,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	71,820
306,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	320,152

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$295,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	$319,338

		7,830,331

	Metals & Mining – 1.7%
2,602,232	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(c)(h)(i)	1,041
6,630,000	ArcelorMittal, 7.250%, 3/01/2041	7,309,575
3,300,000	ArcelorMittal, 7.500%, 10/15/2039	3,700,125
2,015,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(e)(h)	161,200
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,581,812
811,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	845,468
1,580,000	United States Steel Corp., 6.650%, 6/01/2037	1,422,000
1,760,000	United States Steel Corp., 7.500%, 3/15/2022	1,804,000

		17,825,221

	Midstream – 2.1%
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	606,625
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	315,169
2,860,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	3,642,287
3,000,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	2,962,539
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,422,287
300,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	329,036
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,402,034
2,600,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025, 144A	2,379,000
450,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023, 144A	443,812
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	113,050
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	132,096
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	9,256,749

		23,004,684

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
370,660	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(g)	373,626
799,718	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	616,193

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,121,990	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)(e)	$2,153,395

		3,143,214

	Oil Field Services – 1.2%
6,230,000	FTS International, Inc., 6.250%, 5/01/2022	5,105,797
3,050,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(h)	671,000
1,317,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(h)	289,740
6,811,500	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	6,947,730
400,000	Transocean, Inc., 5.800%, 10/15/2022	371,000

		13,385,267

	Packaging – 1.3%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	12,208,563
1,910,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	2,086,675

		14,295,238

	Paper – 1.2%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,682,218
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,613,406
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	488,076
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,457,093

		13,240,793

	Property & Casualty Insurance – 0.7%
1,630,000	MBIA Insurance Corp., 12.418%, 1/15/2033, 144A(d)(g)	782,400
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,503,153
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,708,887
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,332,724

		7,327,164

	Railroads – 0.0%
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(e)	473,692

	REITs - Office Property – 0.1%
475,000	Highwoods Realty LP, 7.500%, 4/15/2018	494,387

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Single Tenant – 0.1%
$275,000	Realty Income Corp., 5.750%, 1/15/2021	$302,289
725,000	Realty Income Corp., 6.750%, 8/15/2019	791,808

		1,094,097

	Restaurants – 0.1%
450,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	609,107

	Retailers – 0.6%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,188,498
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,287,000
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	452,650
155,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	152,481
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	569,969
506,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	552,805
2,121,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	1,977,832

		6,181,235

	Sovereigns – 0.9%
2,265,000	Kingdom of Saudi Arabia, 2.375%, 10/26/2021, 144A	2,228,760
5,040,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	4,997,362
2,225,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	2,269,500

		9,495,622

	Supermarkets – 1.6%
690,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025, 144A	641,700
760,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	754,300
7,670,000	New Albertson’s, Inc., 7.450%, 8/01/2029	7,439,900
2,445,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,449,108
3,780,000	New Albertson’s, Inc., 8.000%, 5/01/2031	3,745,942
560,000	New Albertson’s, Inc., 8.700%, 5/01/2030	571,200
2,105,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,915,550

		17,517,700

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Supranational – 1.4%
19,735,000		Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	$14,704,663

		Technology – 1.1%
860,000		Advanced Micro Devices, Inc., 7.000%, 7/01/2024	910,525
1,175,000		Corning, Inc., 7.250%, 8/15/2036	1,441,754
2,095,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	2,214,157
636,900		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	745,931
5,585,000		Western Digital Corp., 7.375%, 4/01/2023, 144A	6,136,519

			11,448,886

		Transportation Services – 0.2%
2,500,000		APL Ltd., 8.000%, 1/15/2024(b)(e)	2,325,000

		Treasuries – 9.1%
13,195,000		Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	10,022,929
10,950,000		Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	8,464,549
8,305,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	6,487,609
107,395,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	932,005
271,710,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	2,241,713
424,300	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,328,808
200,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,179,949
595,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,450,320
847,500	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,992,236
150,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	938,370
1,455,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	9,551,630
21,085,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	16,198,347
10,220,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,355,027
14,660,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,883,223
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	3,049,994
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	4,693,458

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$20,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	$19,858,600

		97,628,767

	Wireless – 0.8%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,767,413
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,920,094
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	378,000
735,000	Sprint Communications, Inc., 6.000%, 11/15/2022	779,100
285,000	Sprint Corp., 7.125%, 6/15/2024	317,063

		8,161,670

	Wirelines – 2.8%
195,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	191,271
690,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	736,982
210,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	204,483
2,085,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	2,179,242
990,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	985,050
200,000	Embarq Corp., 7.995%, 6/01/2036	202,000
3,585,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	3,719,437
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(h)	344,449
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(h)	657,735
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,854,549
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	364,000
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	736,467
4,484,000	Qwest Corp., 6.875%, 9/15/2033	4,412,225
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,354,782
1,790,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,892,674
1,010,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,090,800
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	742,347
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	489,878

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	$457,672
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,577,225
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,312,265

		30,505,533

	Total Non-Convertible Bonds (Identified Cost $752,188,923)	757,845,900

Convertible Bonds – 6.6%

	Building Materials – 0.5%
5,140,000	KB Home, 1.375%, 2/01/2019	5,496,587

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	391,760

	Consumer Products – 0.0%
270,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	261,394

	Diversified Manufacturing – 0.1%
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	639,094

	Finance Companies – 0.3%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	3,628,100

	Healthcare – 0.0%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	307,650

	Leisure – 0.2%
2,800,000	Rovi Corp., 0.500%, 3/01/2020	2,765,896

	Midstream – 0.1%
240,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	224,400
990,000	SM Energy Co., 1.500%, 7/01/2021	889,762

		1,114,162

	Pharmaceuticals – 0.1%
205,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	227,166
285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	338,972

		566,138

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Property & Casualty Insurance – 2.1%
$550,000	Jefferies Group LLC, 3.875%, 11/01/2029	$552,063
17,245,000	Old Republic International Corp., 3.750%, 3/15/2018	21,825,703

		22,377,766

	Technology – 3.2%
330,000	Ciena Corp., 3.750%, 10/15/2018, 144A	444,263
3,009,000	Intel Corp., 3.250%, 8/01/2039	4,972,372
305,101	Liberty Interactive LLC, 3.500%, 1/15/2031	295,625
9,900,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	11,137,500
110,000	Nuance Communications, Inc., 1.000%, 12/15/2035	106,006
580,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	585,075
9,404,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,668,487
4,095,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	4,688,775
2,020,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	2,230,838

		34,128,941

	Total Convertible Bonds (Identified Cost $57,818,663)	71,677,488

Municipals – 0.7%

	Michigan – 0.2%
2,095,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	2,088,547

	Virginia – 0.5%
5,825,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	5,090,934

	Total Municipals (Identified Cost $7,902,079)	7,179,481

	Total Bonds and Notes (Identified Cost $817,909,665)	836,702,869

Senior Loans – 0.1%

	Media Entertainment – 0.0%
19,312	Dex Media, Inc., Term Loan, 11.226%, 7/29/2021(g)	19,554

	Other Utility – 0.1%
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.546%, 11/06/2020(g)	774,200

	Total Senior Loans (Identified Cost $831,374)	793,754

Shares	Description	Value (†)
Common Stocks – 1.8%

	Automobiles – 0.4%
341,305	Ford Motor Co.	$3,819,203

	Diversified Telecommunication Services – 0.0%
6,123	Hawaiian Telcom Holdco, Inc.(d)	153,014

	Electronic Equipment, Instruments & Components – 0.6%
205,167	Corning, Inc.	6,165,268

	Media – 0.0%
6,787	Dex Media, Inc.(b)(c)(d)	26,130

	Oil, Gas & Consumable Fuels – 0.0%
54,259	Chesapeake Energy Corp.(d)	269,667

	Pharmaceuticals – 0.8%
160,000	Bristol-Myers Squibb Co.	8,915,200

	Total Common Stocks (Identified Cost $10,747,400)	19,348,482

Preferred Stocks – 1.3%

Convertible Preferred Stocks – 1.0%

	Banking – 0.3%
2,844	Bank of America Corp., Series L, 7.250%	3,589,100

	Communications – 0.0%
2,083	Cincinnati Bell, Inc., 6.750%	104,171

	Energy – 0.5%
96,065	El Paso Energy Capital Trust I, 4.750%	4,812,856

	Midstream – 0.2%
10,213	Chesapeake Energy Corp., 4.500%	548,939
12,055	Chesapeake Energy Corp., 5.000%	747,410
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	390,637

		1,686,986

	REITs - Health Care – 0.0%
7,400	Welltower, Inc., 6.500%	490,324

	REITs - Mortgage – 0.0%
3,106	iStar, Inc., Series J, 4.500%	157,412

	Total Convertible Preferred Stocks (Identified Cost $9,194,348)	10,840,849

Non-Convertible Preferred Stocks – 0.3%

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	9,160

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Electric – continued
2,876	Entergy New Orleans, Inc., 4.750%	$298,116
4,670	Union Electric Co., 4.500%	461,629

		768,905

	Metals & Mining – 0.2%
68,395	Arconic, Inc., 5.375%	2,448,541

	Total Non-Convertible Preferred Stocks (Identified Cost $3,570,284)	3,217,446

	Total Preferred Stocks (Identified Cost $12,764,632)	14,058,295

Principal Amount(‡)
Short-Term Investments – 19.0%
$43,705,000	Federal National Mortgage Association Discount Notes, 0.960%, 08/28/2017(k)	43,635,640
16,946	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2017 at 0.000% to be repurchased at $16,946 on 7/03/2017 collateralized by $17,200 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $17,325 including accrued interest(l)	16,946
17,595,189	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $17,595,688 on 7/03/2017 collateralized by $17,645,000 U.S. Treasury Inflation, 0.250% due 1/15/2025 valued at $17,948,035 including accrued interest(l)	17,595,189
20,000,000	U.S. Treasury Bills, 0.780%, 07/27/2017(k)	19,989,060
30,000,000	U.S. Treasury Bills, 0.872%, 08/03/2017(k)	29,977,980
56,000,000	U.S. Treasury Bills, 0.825%, 07/13/2017(k)	55,987,960
27,410,000	U.S. Treasury Bills, 0.993%-0.995%, 10/05/2017(k)(m)	27,337,364
10,000,000	U.S. Treasury Bills, 0.930%, 09/21/2017(k)	9,978,370

	Total Short-Term Investments (Identified Cost $204,515,069)	204,518,509

Total Investments – 100.0% (Identified Cost $1,046,768,140)(a)	1,075,421,909
Other assets less liabilities – (0.0)%	(106,034)

Net Assets – 100.0%	$1,075,315,875

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2017, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 19,403,808	1.8%	$4,046,482	0.4%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized appreciation on investments based on a cost of $1,049,414,887 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$85,298,006

Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(59,290,984)

Net unrealized appreciation	$26,007,022

At September 30, 2016, late-year ordinary and post-October capital loss deferrals were $558,312. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Illiquid security.
(c)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of these securities amounted to $4,046,482 or 0.4% of net assets.
(d)	Non-income producing security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2017, the value of these securities amounted to $19,403,808 or 1.8% of net assets.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $169,715,342 or 15.8% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$806,655	$858,211	(b)	$1,664,866
Chemicals	—	16,804,569	3,161,100	(c)	19,965,669
Finance Companies	754,897	47,027,072	—		47,781,969
Metals & Mining	—	17,824,180	1,041	(c)	17,825,221
Non-Agency Commercial Mortgage-Backed Securities	—	989,819	2,153,395	(a)	3,143,214
All Other Non-Convertible Bonds*	—	667,464,961	—		667,464,961

Total Non-Convertible Bonds	754,897	750,917,256	6,173,747		757,845,900

Convertible Bonds*	—	71,677,488	—		71,677,488
Municipals*	—	7,179,481	—		7,179,481

Total Bonds and Notes	754,897	829,774,225	6,173,747		836,702,869

Senior Loans*		793,754			793,754
Common Stocks
Media	—	—	26,130	(b)	26,130
All Other Common Stocks*	19,322,352	—	—		19,322,352

Total Common Stocks	19,322,352	—	26,130		19,348,482

Preferred Stocks
Convertible Preferred Stocks
Midstream	548,939	1,138,047	—		1,686,986
REITs - Mortgage	—	157,412	—		157,412
All Other Convertible Preferred Stocks*	8,996,451	—	—		8,996,451

Total Convertible Preferred Stocks	9,545,390	1,295,459	—		10,840,849

Non-Convertible Preferred Stocks
Electric	—	768,905	—		768,905
All Other Non-Convertible Preferred Stocks*	2,448,541	—	—		2,448,541

Total Non-Convertible Preferred Stocks	2,448,541	768,905	—		3,217,446

Total Preferred Stocks	11,993,931	2,064,364	—		14,058,295

Short-Term Investments	—	204,518,509	—		204,518,509

Total	$32,071,180	$1,037,150,852	$6,199,877		$1,075,421,909

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(c)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$793,720	$—	$—	$(6,260)	$70,751	$—	$—	$—	$858,211	$(6,259)
Chemicals	2,239,350	45,206	—	876,544	—	—	—	—	3,161,100	876,544
Metals & Mining	1,041	12,535	—	(12,535)	—	—	—	—	1,041	(12,535)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	17,288	—	(29,201)	2,165,308	—	2,153,395	17,288
Transportation Services	525,427	—	142,452	(135,990)	—	(531,889)	—	—	—	—
Common Stocks
Media	13,493	—	—	12,637	—	—	—	—	26,130	12,637
Senior Loans
Wirelines	1,099,188	421	4,053	59,500	—	(1,163,162)	—	—	—	—
Warrants	17,909	—	25,009	(17,909)	—	(25,009)	—		—	—

Total	$4,690,128	$58,162	$171,514	$793,275	$70,751	$(1,749,261)	$2,165,308	$—	$6,199,877	$887,675

A debt security valued at $2,165,308 was transferred from Level 2 to Level 3 during the period ended June 30, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2017 (Unaudited)

Banking	10.6%
Treasuries	9.1
Finance Companies	4.7
Technology	4.3
Automotive	3.6
Healthcare	3.2
Electric	2.9
Wirelines	2.8
Property & Casualty Insurance	2.8
Airlines	2.5
Independent Energy	2.5
Midstream	2.4
Aerospace & Defense	2.3
Local Authorities	2.2
Other Investments, less than 2% each	25.1
Short-Term Investments	19.0

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 97.7% of Net Assets

Non-Convertible Bonds – 97.6%

		Argentina – 0.5%
81,750,000		Argentine Bonos del Tesoro, 21.200%, 9/19/2018, (ARS)	$4,961,765

		Australia – 3.7%
4,695,000		Asciano Finance Ltd., 4.625%, 9/23/2020, 144A(b)	4,886,307
14,770,000		Australia Government International Bond, Series 142, 4.250%, 4/21/2026, (AUD)(b)	12,848,773
25,475,000		Queensland Treasury Corp., Series 23, 4.250%, 7/21/2023, 144A, (AUD)(b)	21,331,482

			39,066,562

		Barbados – 0.3%
875,000		Global SC Finance II S.r.l., Series 2013-1A, Class A, 2.980%, 4/17/2028, 144A(b)	864,379
2,585,417		Global SC Finance II S.r.l., Series 2014-1A, Class A1, 3.190%, 7/17/2029, 144A(b)	2,554,882

			3,419,261

		Belgium – 0.6%
470,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036(b)	517,302
3,720,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 2/01/2046(b)	4,198,545
1,120,000		Solvay Finance (America) LLC, 4.450%, 12/03/2025, 144A(b)	1,191,959

			5,907,806

		Bermuda – 0.1%
1,540,000		Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A(b)	1,537,719

		Brazil – 1.9%
33,200	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	9,261,003
3,855,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025	4,018,838
920,000		Embraer Netherlands Finance BV, 5.400%, 2/01/2027	961,400
1,275,000		Petrobras Global Finance BV, 4.375%, 5/20/2023	1,202,325
1,910,000		Petrobras Global Finance BV, EMTN, 6.250%, 12/14/2026, (GBP)	2,527,370
7,000,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,103,444

			20,074,380

		Canada – 3.8%
1,985,000		Alimentation Couche-Tard, Inc., 1.875%, 5/06/2026, (EUR)(b)	2,301,560

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Canada – continued
1,250,000	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(b)	$959,583
14,520,000	Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(b)	10,752,280
5,985,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	4,546,209
4,525,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)(b)	3,497,907
1,640,000	Canadian Natural Resources Ltd., 2.950%, 1/15/2023	1,626,931
1,720,000	Canadian Natural Resources Ltd., 3.850%, 6/01/2027	1,706,065
500,000	Canadian Natural Resources Ltd., GMTN, 4.950%, 6/01/2047	507,447
2,917,743	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)(b)	2,248,156
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)(b)	7,101,786
3,210,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	2,837,934
2,610,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(b)	2,005,924

		40,091,782

	Cayman Islands – 0.3%
2,905,000	Noble Holding International Ltd., 7.750%, 1/15/2024	2,298,581
316,036	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 2.222%, 4/15/2032, 144A(b)(c)	315,994
170,000	Vale Overseas Ltd., 6.250%, 8/10/2026	183,388

		2,797,963

	Chile – 1.2%
3,340,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.500%, 3/01/2021, 144A, (CLP)	5,188,836
5,420,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(b)	5,771,704
1,375,000	Itau CorpBanca, 3.875%, 9/22/2019, 144A(b)	1,416,859

		12,377,399

	Colombia – 0.8%
3,910,000	Republic of Colombia, 3.875%, 4/25/2027	3,945,190
13,607,000,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(b)	4,769,952

		8,715,142

	Denmark – 1.1%
66,250,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(b)	11,324,885

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finland – 0.1%
$630,000	Nokia Oyj, 4.375%, 6/12/2027	$641,422

	France – 3.6%
1,800,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)(b)	2,691,905
1,830,000	BNP Paribas S.A., 3.800%, 1/10/2024, 144A(b)	1,905,802
1,840,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	1,905,633
3,795,000	BNP Paribas S.A., 4.625%, 3/13/2027, 144A(b)	4,001,877
200,000	BNP Paribas S.A., (fixed rate to 10/14/2022, variable rate thereafter), 2.625%, 10/14/2027, (EUR)(b)	241,078
3,280,000	Credit Agricole S.A., 4.125%, 1/10/2027, 144A(b)	3,429,161
8,505,000	France Government Bond OAT, 0.500%, 5/25/2026, (EUR)(b)	9,579,444
1,315,000	France Government Bond OAT, 4.500%, 4/25/2041, (EUR)(b)	2,361,870
8,315,000	French Republic Government Bond OAT, Zero Coupon, 5/25/2022, (EUR)	9,513,290
2,190,000	Societe Generale S.A., 4.000%, 1/12/2027, 144A(b)	2,263,284
200,000	Veolia Environnement S.A., (fixed rate to 4/16/2018, variable rate thereafter), 4.850% , (GBP)(d)	266,351

		38,159,695

	Germany – 6.5%
6,500,000	Allianz Finance II BV, EMTN, (fixed rate to 7/08/2021, variable rate thereafter), 5.750%, 7/08/2041, (EUR)(b)	8,749,211
12,360,000	Bundesrepublik Deutschland, 0.500%, 2/15/2025, (EUR)(b)	14,470,177
10,925,000	Bundesrepublik Deutschland, 0.500%, 2/15/2026, (EUR)(b)	12,676,385
26,650,000	Bundesrepublik Deutschland, 1.000%, 8/15/2025, (EUR)(b)	32,320,105

		68,215,878

	Hong Kong – 0.6%
3,450,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(b)	3,419,293
3,285,000	CK Hutchison International 16 Ltd., 1.875%, 10/03/2021, 144A(b)	3,187,420

		6,606,713

	Indonesia – 1.5%
202,531,000,000	Indonesia Government International Bond, Series FR53, 8.250%, 7/15/2021, (IDR)	16,001,887

	Ireland – 1.7%
875,000	Bank of Ireland Mortgage Bank, 1.750%, 3/19/2019, (EUR)	1,033,223
2,495,000	Bank of Ireland Mortgage Bank, EMTN, 3.625%, 10/02/2020, (EUR)(b)	3,184,271

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Ireland – continued
2,625,000	Bank of Ireland Mortgage Bank, Series 47, 0.500%, 1/20/2020, (EUR)(b)	$3,045,466
8,995,000	Ireland Government Bond, 2.000%, 2/18/2045, (EUR)(b)	10,423,549

		17,686,509

	Israel – 0.3%
3,215,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023(b)	3,127,054

	Italy – 5.9%
2,584,539	Asti RMBS S.r.l., Series 1, Class A, 0.919%, 12/27/2060, (EUR)(b)(c)	2,989,013
796,026	Berica ABS S.r.l., Series 3, Class A, 0.719%, 6/30/2061, (EUR)(b)(c)	917,239
899,330	Berica Residential S.r.l., Series 8, Class A, 0.000%, 3/31/2048, (EUR)(b)(c)	1,023,243
938,204	Claris Finance S.r.l., Series 2014-1, Class A1, 0.819%, 12/28/2061, (EUR)(b)(c)	1,080,387
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A(b)	3,805,558
1,660,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)(b)	2,907,288
650,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	659,202
1,645,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A(b)	1,736,847
870,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	1,050,009
4,800,000	Italy Buoni Poliennali Del Tesoro, 1.250%, 12/01/2026, (EUR)(b)	5,120,633
6,910,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 5/01/2021, (EUR)(b)	8,868,234
6,585,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	8,957,111
2,000,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,400,000
4,751,000	Republic of Italy, 6.875%, 9/27/2023(b)	5,567,554
4,571,108	Siviglia SPV S.r.l., Series 2012-1, Class A, 0.169%, 10/25/2055, (EUR)(b)(c)	5,173,807
3,570,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	3,656,191
2,700,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	2,773,413
1,224,709	Vela Home S.r.l., Series 4, Class A2, 0.000%, 10/25/2042, (EUR)(b)(c)	1,389,050
1,526,793	Voba N 3 S.r.l., Series 2011-3, Class A2, 0.669%, 11/23/2047, (EUR)(b)(c)	1,754,981

		61,829,760

	Japan – 11.2%
425,200,000	Japan Government CPI Linked Bond, Series 19, 0.100%, 9/10/2024, (JPY)(b)	3,932,639

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Japan – continued
2,253,600,000		Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(b)	$20,905,132
450,900,000		Japan Government CPI Linked Bond, Series 21, 0.100%, 3/10/2026, (JPY)(b)	4,184,818
917,500,000		Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)(b)	8,518,821
1,043,650,000		Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)(b)	9,501,924
163,600,000		Japan Government Ten Year Bond, 1.300%, 12/20/2019, (JPY)(b)	1,504,276
575,000,000		Japan Government Ten Year Bond, 1.300%, 3/20/2021, (JPY)(b)	5,373,381
572,450,000		Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)(b)	6,216,815
1,688,950,000		Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)(b)	18,818,634
1,083,100,000		Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(b)	12,871,725
715,100,000		Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)(b)	7,459,738
174,000,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	1,866,700
1,545,300,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)(b)	17,099,488

			118,254,091

		Korea – 0.6%
56,100,000		Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(b)	6,821,088

		Luxembourg – 0.3%
3,090,000		Raizen Fuels Finance S.A., 5.300%, 1/20/2027	3,132,488

		Malaysia – 0.4%
16,625,000		Malaysia Government Bond, 3.795%, 9/30/2022, (MYR)(b)	3,863,383

		Mexico – 3.3%
3,120,000		America Movil SAB de CV, 3.125%, 7/16/2022(b)	3,179,932
145,000		America Movil SAB de CV, 5.000%, 3/30/2020	155,761
1,835,000		Cemex SAB de CV, 7.750%, 4/16/2026, 144A	2,098,781
2,824,219	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	15,500,973
1,074,448	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	6,230,570
2,080,000		Mexichem SAB de CV, 5.875%, 9/17/2044, 144A(b)	2,083,120
660,000		Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	791,095

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mexico – continued
$4,430,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(b)	$4,500,880

		34,541,112

	Morocco – 0.2%
1,135,000	OCP S.A., 6.875%, 4/25/2044	1,278,455
1,015,000	OCP S.A., 6.875%, 4/25/2044, 144A	1,143,288

		2,421,743

	Netherlands – 1.4%
1,725,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	1,711,959
4,000,000	ING Groep NV, EMTN, 3.000%, 4/11/2028, (EUR)(b)	4,892,659
2,115,000	Mylan NV, 3.950%, 6/15/2026	2,143,000
2,475,000	Myriad International Holdings BV, 4.850%, 7/06/2027, 144A	2,485,519
3,445,000	Ziggo Bond Finance BV, 6.000%, 1/15/2027, 144A	3,483,756

		14,716,893

	Norway – 0.2%
19,360,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)	2,418,922

	Poland – 0.2%
2,855,000	Poland Government International Bond, 3.250%, 7/25/2019, (PLN)	791,170
5,195,000	Poland Government International Bond, Series 0421, 2.000%, 4/25/2021, (PLN)(b)	1,381,445

		2,172,615

	Portugal – 1.1%
3,625,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	3,747,344
550,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	577,527
1,910,000	EDP Finance BV, EMTN, 1.125%, 2/12/2024, (EUR)	2,129,324
4,745,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)(b)	5,507,784

		11,961,979

	Romania – 0.1%
1,010,000	Romanian Government International Bond, 2.875%, 5/26/2028, 144A, (EUR)	1,189,378

	Singapore – 0.3%
3,630,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)(b)	2,712,052

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	South Africa – 1.3%
214,610,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(b)	$13,417,780

	Spain – 2.5%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A., 3.500%, 12/05/2017, (EUR)(b)	1,160,678
2,600,000	Santander Issuances SAU, 5.179%, 11/19/2025(b)	2,786,883
1,500,000	Santander Issuances SAU, EMTN, 3.125%, 1/19/2027, (EUR)	1,797,767
5,165,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(b)	7,521,484
9,300,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(b)	13,349,103

		26,615,915

	Supranationals – 1.0%
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(b)	2,355,077
67,150,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(b)	8,143,900

		10,498,977

	Switzerland – 0.4%
4,150,000	Holcim U.S. Finance S.a.r.l. & Cie SCS, 5.150%, 9/12/2023, 144A(b)	4,574,375

	Thailand – 0.5%
188,000,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	5,322,713

	Turkey – 0.5%
18,515,000	Turkey Government Bond, 11.000%, 3/02/2022, (TRY)	5,362,243

	United Arab Emirates – 0.5%
1,560,000	DP World Ltd., 3.250%, 5/18/2020, 144A	1,581,191
1,175,000	DP World Ltd., EMTN, 3.250%, 5/18/2020	1,190,961
2,525,000	JAFZ Sukuk 2019 Ltd., 7.000%, 6/19/2019	2,739,625

		5,511,777

	United Kingdom – 8.2%
512,210	Auburn Securities PLC, Series 4, Class A2, 0.652%, 10/01/2041, (GBP)(b)(c)	659,972
4,135,000	Aviva PLC, EMTN, (fixed rate to 7/05/2023, variable rate thereafter), 6.125%, 7/05/2043, (EUR)(b)	5,661,443
1,300,000	Barclays PLC, 5.200%, 5/12/2026(b)	1,367,474
675,000	Barclays PLC, EMTN, (fixed rate to 11/11/2020, variable rate thereafter), 2.625%, 11/11/2025, (EUR)(b)	793,063
2,268,000	Co-Operative Bank PLC, 4.750%, 11/11/2021, (GBP)(b)	3,258,863

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Kingdom – continued
348,346	Eurosail PLC, Series 2007-1X, Class A3C, 0.450%, 3/13/2045, (GBP)(b)(c)	$445,127
169,645	Eurosail PLC, Series 2007-2X, Class A3C, 0.439%, 3/13/2045, (GBP)(c)	215,415
2,300,000	FCE Bank PLC, EMTN, 1.615%, 5/11/2023, (EUR)	2,672,558
161,019	Great Hall Mortgages PLC, Series 2006-1, Class A2A, 0.447%, 6/18/2038, (GBP)(c)	204,953
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)(b)	610,049
3,190,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(b)	5,063,855
1,030,000	Lloyds Banking Group PLC, 4.650%, 3/24/2026	1,073,280
420,000	Noble Holding International Ltd., 5.250%, 3/15/2042	231,000
200,000	Noble Holding International Ltd., 6.050%, 3/01/2041	118,000
305,000	Noble Holding International Ltd., 6.200%, 8/01/2040	182,619
564,867	Precise Mortgage Funding, Series 2014-1, Class A, 1.089%, 9/12/2047, (GBP)(b)(c)	736,724
229,680	Precise Mortgage Funding PLC, Series 2015-1, Class A, 1.239%, 3/12/2048, (GBP)(b)(c)	300,098
530,439	Residential Mortgage Securities PLC, Series 21X, Class A3A, 0.714%, 11/12/2038, (GBP)(b)(c)	676,297
532,000	Residential Mortgage Securities PLC, Series 22X, Class A3A, 0.675%, 11/14/2039, (GBP)(b)(c)	675,215
394,234	Residential Mortgage Securities PLC, Series 28, Class A, 1.439%, 6/15/2046, (GBP)(b)(c)	517,453
685,926	RMAC PLC, Series 2005-NS3X, Class A2C, 0.030%, 6/12/2043, (EUR)(b)(c)	762,361
2,112,517	RMAC PLC, Series 2005-NS4X, Class A3A, 0.629%, 12/12/2043, (GBP)(b)(c)	2,668,636
205,377	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, 0.439%, 6/12/2044, (GBP)(c)	254,810
8,135,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(b)	8,545,573
185,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	203,771
445,000	Royal Bank of Scotland Group PLC, 6.100%, 6/10/2023	490,324
425,000	Royal Bank of Scotland Group PLC, EMTN, (fixed rate to 3/25/2019, variable rate thereafter), 3.625%, 3/25/2024, (EUR)	503,050
3,778,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(b)	3,913,456
3,245,000	Sky PLC, 3.750%, 9/16/2024, 144A	3,333,235
315,000	Sky PLC, EMTN, 2.500%, 9/15/2026, (EUR)	386,126
2,195,000	Standard Chartered PLC, EMTN, 5.125%, 6/06/2034, (GBP)(b)	3,082,455
1,860,000	Standard Life PLC, EMTN, 5.500%, 12/04/2042, (GBP)	2,682,153

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Kingdom – continued
4,410,000	Tesco PLC, EMTN, 5.000%, 3/24/2023, (GBP)	$6,334,013
1,290,000	Towd Point Mortgage Funding PLC, Series 16-GR1A, Class B, 1.736%, 7/20/2046, 144A, (GBP)(b)(c)	1,691,239
4,065,000	United Kingdom Gilt, 2.000%, 9/07/2025, (GBP)(b)	5,685,454
3,385,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(b)	5,915,012
810,000	United Kingdom Gilt, 4.250%, 6/07/2032, (GBP)(b)	1,422,509
4,705,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(b)	8,642,489
1,530,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, 144A, (GBP)	2,050,538
1,640,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	2,193,327

		86,223,989

	United States – 28.5%
372,052	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/2027, 144A(b)	371,845
910,000	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A	911,414
390,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(b)	3,470,662
2,370,000	Aircastle Ltd., 4.125%, 5/01/2024	2,415,919
133,453	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	151,223
3,740,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	3,852,200
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024(b)	2,232,045
2,745,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026(b)	3,067,551
730,000	AT&T, Inc., 3.150%, 9/04/2036, (EUR)	822,096
560,000	AT&T, Inc., 3.550%, 9/14/2037, (GBP)	708,615
2,350,000	AT&T, Inc., 4.350%, 6/15/2045(b)	2,181,068
295,000	AT&T, Inc., 4.800%, 6/15/2044(b)	292,358
3,140,000	Aviation Capital Group Corp., 4.875%, 10/01/2025, 144A(b)	3,419,579
1,900,000	Bank of America Corp., MTN, 4.450%, 3/03/2026	1,977,414
1,019,006	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(b)	1,058,156
1,353,659	Bayview Opportunity Master Fund IVb Trust, Series 2017-RN1, Class A1, 3.598%, 2/28/2032, 144A(c)	1,352,138
3,860,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.659%, 8/15/2029, 144A(c)	3,866,063
1,560,000	Celgene Corp., 4.625%, 5/15/2044	1,638,867

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$3,414,634	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(b)	$3,366,237
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)(b)	2,345,582
1,520,000	Citigroup, Inc., 4.400%, 6/10/2025(b)	1,583,690
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(b)	2,625,851
2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 3.139%, 8/13/2027, 144A(c)	2,803,500
3,700,000	Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1.720%, 10/15/2034, 144A(b)(c)	3,716,234
98,531	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	101,815
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,432,500
427,000	Continental Resources, Inc., 3.800%, 6/01/2024	390,970
1,635,000	Continental Resources, Inc., 4.500%, 4/15/2023	1,561,425
78,000	Continental Resources, Inc., 5.000%, 9/15/2022	76,538
2,520,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class B, 2.940%, 10/15/2024, 144A(b)	2,530,607
1,094,019	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 3.136%, 11/26/2036, 144A(c)	1,081,974
1,885,000	Credit Suisse Mortgage Trust, Series 2010-RR1, Class 2B, 5.695%, 9/15/2040, 144A(b)(c)	1,882,322
2,942,914	Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.250%, 1/30/2025(b)	3,023,844
680,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	442,000
3,150,000	Enable Midstream Partners LP, 4.400%, 3/15/2027	3,161,343
2,755,000	Energy Transfer LP, 5.150%, 3/15/2045	2,676,689
1,710,000	Energy Transfer LP, 6.125%, 12/15/2045	1,850,873
2,734,987	Exeter Automobile Receivables Trust, Series 2017-2A, Class A, 2.110%, 6/15/2021, 144A(b)	2,733,552
178,754	FHLMC, 4.500%, 8/01/2044	194,387
10,253,711	FNMA, 2.500%, 10/01/2046(b)	9,893,488
2,333,645	FNMA, 3.000%, with various maturities in 2046(e)	2,337,761
10,731,102	FNMA, 3.500%, with various maturities from 2045 to 2047(b)(e)	11,067,695
3,373,057	FNMA, 4.500%, with various maturities from 2043 to 2046(b)(e)	3,664,776
3,190,000	FNMA (TBA), 3.000%, 8/01/2047(e)(f)	3,180,765
6,465,000	FNMA (TBA), 4.000%, 8/01/2047(f)	6,784,840

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
6,270,000	Ford Motor Credit Co. LLC, 4.050%, 12/10/2018, (AUD)(b)	$4,900,598
185,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	166,038
915,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	789,005
411,351	GCAT LLC, Series 2017-4, Class A1, 3.228%, 5/25/2022, 144A(c)	410,510
3,140,000	GCAT LLC, Series 2017-5, Class A1, 3.228%, 7/25/2047, 144A(c)	3,147,850
50,000,000	General Electric Co., EMTN, 4.208%, 12/06/2021, (SEK)(b)	6,749,083
3,900,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	3,916,587
3,100,000	General Motors Financial Co., Inc., 4.300%, 7/13/2025	3,161,848
2,330,000	Gilead Sciences, Inc., 4.150%, 3/01/2047(b)	2,340,862
625,000	Gilead Sciences, Inc., 4.750%, 3/01/2046(b)	686,131
1,255,965	GNMA, 2.777%, 5/20/2064(b)(c)	1,304,331
1,395,932	GNMA, 3.013%, 11/20/2064(b)(c)	1,488,173
1,630,819	GNMA, 3.137%, 11/20/2064(b)(c)	1,735,165
2,497,311	GNMA, 3.300%, 10/20/2063(b)(c)	2,667,068
492,115	GNMA, 4.469%, 4/20/2065(b)(c)	533,266
1,617,928	GNMA, 4.528%, 1/20/2063(b)(c)	1,697,490
3,423,668	GNMA, 4.531%, 12/20/2061(b)(c)	3,518,310
628,028	GNMA, 4.538%, 6/20/2062(b)(c)	649,748
1,716,562	GNMA, 4.561%, 2/20/2065(b)(c)	1,860,429
1,695,502	GNMA, 4.660%, 7/20/2064(b)(c)	1,836,722
3,250,966	GNMA, 4.667%, 5/20/2064(b)(c)	3,518,006
1,728,542	GNMA, 4.669%, 7/20/2064(b)(c)	1,873,084
1,905,000	Great-West Lifeco Finance Delaware LP, 4.150%, 6/03/2047, 144A	1,907,840
2,560,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	2,796,800
225,000	HCA, Inc., 4.750%, 5/01/2023	237,938
1,615,000	HCA, Inc., 5.000%, 3/15/2024	1,709,881
305,000	HCA, Inc., 5.250%, 4/15/2025	327,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$1,795,000	HCA, Inc., 5.375%, 2/01/2025	$1,893,366
1,258,109	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A(b)	1,254,184
1,400,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027, 144A	1,464,750
1,084,064	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.940%, 11/15/2019, 144A(b)	1,087,779
3,810,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A(b)	3,925,062
3,800,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 2.359%, 8/15/2027, 144A(b)(c)	3,800,071
505,036	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.485%, 9/26/2035, 144A(b)(c)	505,312
2,135,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	2,043,304
1,180,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,155,614
1,590,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	1,633,725
5,210,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A(b)	5,589,861
4,140,373	Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.980%, 1/15/2045, 144A(b)	4,063,169
1,075,487	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A(b)	1,085,452
835,000	MetLife, Inc., 6.400%, 12/15/2066	964,425
960,000	MPLX LP, 4.875%, 12/01/2024	1,023,519
3,620,000	MPLX LP, 4.875%, 6/01/2025	3,838,641
265,000	MPLX LP, 5.200%, 3/01/2047	272,917
1,895,000	Newfield Exploration Co., 5.375%, 1/01/2026	1,961,325
2,215,000	Newfield Exploration Co., 5.625%, 7/01/2024	2,309,138
3,540,000	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A(b)	3,611,148
358,813	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.870%, 3/10/2027, 144A	363,339
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(b)	7,583,383
2,015,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	2,080,488
2,670,000	RBSCF Trust, Series 2010-RR4, Class CSCB, 5.695%, 9/16/2040, 144A(b)(c)	2,665,693
15,848	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A(b)(g)	15,664
220,000	SM Energy Co., 5.000%, 1/15/2024	194,700
55,000	SM Energy Co., 5.625%, 6/01/2025	49,638

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$85,000	SM Energy Co., 6.125%, 11/15/2022	$80,750
25,000	SM Energy Co., 6.500%, 11/15/2021	24,313
560,000	SM Energy Co., 6.500%, 1/01/2023	533,400
960,000	SM Energy Co., 6.750%, 9/15/2026	916,493
695,000	Southwestern Energy Co., 4.100%, 3/15/2022	647,653
3,800,000	Southwestern Energy Co., 6.700%, 1/23/2025	3,714,500
3,214,728	Spirit Airlines Pass Through Certificates, Series 2015-1, Class B, 4.450%, 10/01/2025(b)	3,298,953
3,046,826	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(b)	3,064,772
865,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	877,975
7,530,030	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(b)	7,757,748
10,570,000	U.S. Treasury Bond, 2.875%, 5/15/2043(b)(h)	10,672,402
21,801,232	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(i)	21,697,196
1,299,750	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,354,366
105,000	Universal Health Services, Inc., 5.000%, 6/01/2026, 144A	108,938
565,000	Verizon Communications, Inc., 3.850%, 11/01/2042	492,626
345,000	Verizon Communications, Inc., 4.272%, 1/15/2036	332,979
1,075,000	Verizon Communications, Inc., 4.400%, 11/01/2034(b)	1,065,170
2,045,000	Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/2021, 144A(b)	2,039,414
655,000	Virginia Electric & Power Co., 4.450%, 2/15/2044(b)	715,592
3,560,000	VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.125%, 6/25/2047, 144A(c)	3,560,000
268,474	VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.500%, 2/25/2055, 144A(c)	269,418
227,594	VOLT XXIV LLC, Series 2015-NPL6, Class A1, 3.500%, 2/25/2055, 144A(c)	228,038
6,745,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	6,340,300
2,875,000	Zimmer Biomet Holdings, Inc., 2.425%, 12/13/2026, (EUR)	3,401,256

		299,861,028

	Uruguay – 0.2%
60,830,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	2,184,974

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Virgin Islands – 0.2%
1,355,000	State Grid Overseas Investment 2016 Ltd., 1.250%, 5/19/2022, (EUR)	$1,563,318

	Total Non-Convertible Bonds (Identified Cost $1,034,953,078)	1,027,886,415

Convertible Bonds – 0.1%
	United States – 0.1%
1,290,000	Whiting Petroleum Corp., 1.250%, 4/01/2020 (Identified Cost $1,139,929)	1,090,050

	Total Bonds and Notes (Identified Cost $1,036,093,007)	1,028,976,465

Short-Term Investments – 1.0%
407,875	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $407,887 on 7/03/2017 collateralized by $420,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $418,474 including accrued interest(j)	407,875
10,165,000	U.S. Treasury Bills, 0.890% - 0.985%, 09/28/2017(k)(l)	10,140,187

	Total Short-Term Investments (Identified Cost $10,550,197)	10,548,062

	Total Investments – 98.7% (Identified Cost $1,046,643,204)(a)	1,039,524,527
	Other assets less liabilities – 1.3%	13,376,003

	Net Assets – 100.0%	$1,052,900,530

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2017, securities of the Fund were fair valued as follows:

Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 15,664	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized depreciation on investments based on a cost of $1,052,428,211 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$26,872,460

Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(39,776,144)

Net unrealized depreciation	$(12,903,684)

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(c)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(d)	Perpetual bond with no specified maturity date.
(e)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolio of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund has created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(g)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of this security amounted to $15,664 or less than 0.1% of net assets.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Treasury Inflation Protected Security (TIPS).
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $244,174,713 or 23.2% of net assets.

ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen

MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/20/2017	Brazilian Real	39,495,000	$11,737,173	$51,675
Sell[2]	9/20/2017	British Pound	3,260,000	4,255,993	(84,334)
Sell[3]	9/20/2017	Euro	35,535,000	40,749,721	(719,223)
Buy[4]	9/20/2017	Japanese Yen	7,249,905,000	64,672,483	(1,518,258)
Buy[5]	9/20/2017	Mexican Peso	271,320,000	14,770,577	(136,705)
Sell[5]	9/20/2017	Mexican Peso	422,590,000	23,005,670	(97,090)
Sell[3]	9/20/2017	South African Rand	172,885,000	13,045,832	445,736
Buy[4]	9/20/2017	South Korean Won	2,293,469,000	2,006,736	(33,935)
Sell[5]	9/20/2017	Swedish Krona	15,530,000	1,851,394	(61,017)
Buy[4]	9/20/2017	Swiss Franc	7,320,000	7,671,147	56,221

Total					$(2,096,930)

At June 30, 2017, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
9/20/2017	Australian Dollar	33,235,000	Euro[4]	22,221,806	(36,993)
9/20/2017	British Pound	4,880,000	Euro[6]	5,512,181	(49,847)
9/20/2017	Japanese Yen	3,015,000,000	Euro[6]	24,482,637	1,180,251

Total					$1,093,411

[1]	Counterparty is Deutsche Bank AG
[2]	Counterparty is State Street Bank and Trust Company
[3]	Counterparty is Citibank N.A.
[4]	Counterparty is Credit Suisse International
[5]	Counterparty is UBS AG
[6]	Counterparty is Morgan Stanley & Co.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/29/2017	641	$75,532,836	$(218,777)
Ultra Long U.S. Treasury Bond	9/20/2017	88	14,597,000	94,198

Total				$(124,579)

At June 30, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/20/2017	582	$73,059,188	$429,566
30 Year U.S. Treasury Bond	9/20/2017	237	36,423,937	(260,121)

Total				$169,445

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
United States	$—	$294,227,564	$6,723,514	(a)	$300,951,078
All Other Bonds and Notes*	—	728,025,387	—		728,025,387

Total Bonds and Notes	—	1,022,252,951	6,723,514		1,028,976,465
Short-Term Investments	—	10,548,062	—		10,548,062

Total Investments	—	1,032,801,013	6,723,514		1,039,524,527

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,733,883	—		1,733,883
Futures Contracts (unrealized appreciation)	523,764	—	—		523,764

Total	$523,764	$1,034,534,896	$6,723,514		$1,041,782,174

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,737,402)	$—		$(2,737,402)
Futures Contracts (unrealized depreciation)	(478,898)	—	—		(478,898)

Total	$(478,898)	$(2,737,402)	$—		$(3,216,300)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($6,707,850) or fair valued by the Fund’s adviser ($15,664).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or June 30, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Bonds and Notes
United States	$1,874,325	$—	$(15,547)	$20,018	$6,700,000	$(388,655)	$407,698	$(1,874,325)	$6,723,514	$20,018

A debt security valued at $407,698 was transferred from Level 2 to Level 3 during the period ended June 30, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2017, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $1,874,325 was transferred from Level 3 to Level 2 during the period ended June 30, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2017, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2017, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2017:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,733,883	$—
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	523,764

Total asset derivatives	$1,733,883	$523,764

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,737,402)	$—
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	(478,898)

Total liability derivatives	$(2,737,402)	$(478,898)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2017, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Citibank N.A.	$(273,487)	$390,000
Credit Suisse International	(1,532,965)	1,510,000
State Street Bank and Trust Company	(84,334)	—
UBS AG	(294,812)	210,000

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2017:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 9,192,323	$5,564,032

These amounts include cash and securities received as collateral by the Fund in the amount $1,083,000.

Industry Summary at June 30, 2017 (Unaudited)

Treasuries	42.8%
Banking	7.4
Mortgage Related	5.7
ABS Home Equity	3.3
Local Authorities	3.2
Life Insurance	2.8
Independent Energy	2.7
ABS Other	2.6
Non-Agency Commercial Mortgage-Backed Securities	2.6
Government Owned - No Guarantee	2.2
Electric	2.1
Other Investments, less than 2% each	20.3
Short-Term Investments	1.0

Total Investments	98.7
Other assets less liabilities (including forward foreign currency and futures contracts)	1.3

Net Assets	100.0%

Currency Exposure Summary at June 30, 2017 (Unaudited)

United States Dollar	40.7%
Euro	19.4
Japanese Yen	12.2
British Pound	6.3
Australian Dollar	3.7
Canadian Dollar	3.6
Mexican Peso	2.1
Other, less than 2% each	10.7

Total Investments	98.7
Other assets less liabilities (including forward foreign currency and futures contracts)	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.6% of Net Assets

Non-Convertible Bonds – 86.8%

	ABS Home Equity – 1.7%
$175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	$187,938
49,454	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	50,402
50,390	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	53,036
55,657	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	56,879
83,219	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 1.426%, 5/25/2035(b)	69,110
52,036	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.103%, 5/25/2035(b)	52,934
195,194	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1.539%, 9/19/2045(b)	150,234
320,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 5.466%, 11/25/2023(b)	357,209
270,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 4.516%, 10/25/2027(b)	301,829
65,595	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.891%, 7/19/2035(b)	63,627
104,861	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.856%, 7/25/2045(b)	96,358
283,831	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 3.210%, 3/25/2035(b)	258,871
60,584	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	61,263
365,000	Vericrest Opportunity Loan Transfer Volt, Series 2017-NPL3, Class A2, 5.875%, 3/25/2047, 144A(b)	368,372
175,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(b)	174,866

		2,302,928

	ABS Other – 0.1%
208,333	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	204,427

	Aerospace & Defense – 2.4%
90,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	93,825
75,000	Engility Corp., 8.875%, 9/01/2024	81,469
690,000	KLX, Inc., 5.875%, 12/01/2022, 144A	724,500
1,425,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,596,000
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	480,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – continued
$350,000	Oshkosh Corp., 5.375%, 3/01/2025	$367,500

		3,343,294

	Airlines – 2.4%
1,129,756	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	1,177,466
350,601	American Airlines Pass Through Certificates, Series 2014-1, Class B, 4.375%, 4/01/2024	358,051
1,306,109	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	1,284,884
410,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	417,032
37,904	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	38,754

		3,276,187

	Automotive – 1.0%
150,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	153,750
225,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	232,875
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	67,275
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	62,850
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	352,800
500,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	515,000

		1,384,550

	Banking – 4.3%
600,000	Ally Financial, Inc., 3.500%, 1/27/2019	608,250
20,000	Ally Financial, Inc., 4.125%, 3/30/2020	20,550
20,000	Ally Financial, Inc., 4.125%, 2/13/2022	20,500
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	1,033,822
1,125,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,357,254
1,335,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	1,353,900
265,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	291,889
1,210,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	1,324,751

		6,010,916

	Brokerage – 0.7%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	199,500

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – continued
$140,000	Jefferies Group LLC, 6.250%, 1/15/2036	$152,609
515,000	Jefferies Group LLC, 6.450%, 6/08/2027	590,194

		942,303

	Building Materials – 1.1%
300,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	318,375
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	343,125
265,000	HD Supply, Inc., 5.250%, 12/15/2021, 144A	278,084
7,000	Masco Corp., 7.750%, 8/01/2029	9,387
150,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	162,188
160,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	168,800
185,000	USG Corp., 4.875%, 6/01/2027, 144A	190,319
100,000	USG Corp., 5.500%, 3/01/2025, 144A	106,250

		1,576,528

	Cable Satellite – 7.2%
690,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	732,049
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	412,750
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	637,519
575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	614,531
540,000	CSC Holdings LLC, 5.250%, 6/01/2024	550,854
395,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	417,712
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	49,838
300,000	CSC Holdings LLC, 10.125%, 1/15/2023, 144A	348,000
625,000	DISH DBS Corp., 5.000%, 3/15/2023	640,625
440,000	DISH DBS Corp., 5.125%, 5/01/2020	459,250
480,000	DISH DBS Corp., 5.875%, 7/15/2022	516,000
500,000	DISH DBS Corp., 5.875%, 11/15/2024	533,485
245,000	DISH DBS Corp., 7.750%, 7/01/2026	290,325
1,320,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,415,700

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$875,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	$910,709
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	208,000
565,000	Ziggo Bond Finance BV, 5.875%, 1/15/2025, 144A	580,537
660,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	674,025

		9,991,909

	Chemicals – 0.6%
805,000	Hercules LLC, 6.500%, 6/30/2029(c)(d)	809,025

	Construction Machinery – 0.5%
115,000	United Rentals North America, Inc., 4.625%, 7/15/2023	119,399
290,000	United Rentals North America, Inc., 5.750%, 11/15/2024	303,775
255,000	United Rentals North America, Inc., 6.125%, 6/15/2023	265,519

		688,693

	Consumer Cyclical Services – 1.1%
460,000	Interval Acquisition Corp., 5.625%, 4/15/2023	476,100
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	298,680
645,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	704,662

		1,479,442

	Consumer Products – 0.2%
225,000	Avon International Operations, Inc., 7.875%, 8/15/2022, 144A	233,438

	Diversified Manufacturing – 0.1%
75,000	Entegris, Inc., 6.000%, 4/01/2022, 144A	78,469

	Electric – 1.2%
300,000	AES Corp. (The), 5.500%, 4/15/2025	315,174
220,000	AES Corp. (The), 6.000%, 5/15/2026	235,400
12,870	CE Generation LLC, 7.416%, 12/15/2018	12,226
925,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,100,750

		1,663,550

	Environmental – 0.2%
45,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	46,013

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Environmental – continued
$175,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	$190,312

		236,325

	Finance Companies – 4.7%
535,000	Aircastle Ltd., 4.125%, 5/01/2024	545,366
375,000	Aircastle Ltd., 5.125%, 3/15/2021	401,389
410,000	Aircastle Ltd., 5.500%, 2/15/2022	446,900
30,000	Aircastle Ltd., 7.625%, 4/15/2020	33,900
135,000	iStar, Inc., 4.000%, 11/01/2017	135,000
195,000	iStar, Inc., 4.875%, 7/01/2018	196,225
585,000	iStar, Inc., 5.000%, 7/01/2019	590,850
245,000	iStar, Inc., 6.500%, 7/01/2021	256,637
55,000	iStar, Inc., 7.125%, 2/15/2018	56,375
435,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	444,787
30,000	Navient Corp., MTN, 6.125%, 3/25/2024	30,900
65,000	Navient LLC, 4.875%, 6/17/2019	67,600
185,000	Navient LLC, 5.500%, 1/25/2023	188,006
835,000	Navient LLC, MTN, 5.500%, 1/15/2019	869,444
245,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	251,125
550,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	567,875
395,000	Springleaf Finance Corp., 5.250%, 12/15/2019	410,839
255,000	Springleaf Finance Corp., 7.750%, 10/01/2021	285,281
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	122,925
200,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	201,750
102,000	Stearns Holdings LLC, 9.375%, 8/15/2020, 144A	105,060
320,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	326,826

		6,535,060

	Financial Other – 0.8%
645,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	660,319

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – continued
$388,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	$393,820

		1,054,139

	Food & Beverage – 1.0%
730,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	748,885
225,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	211,500
20,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	19,990
120,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	123,900
265,000	WhiteWave Foods Co. (The), 5.375%, 10/01/2022	298,916

		1,403,191

	Gaming – 0.9%
150,000	Boyd Gaming Corp., 6.375%, 4/01/2026	162,188
80,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	87,383
925,000	MGM Resorts International, 6.000%, 3/15/2023	1,019,812

		1,269,383

	Government Owned - No Guarantee – 1.5%
175,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	177,923
480,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	398,280
155,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	157,945
25,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	23,445
80,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	75,800
265,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	260,561
820,000	Petrobras Global Finance BV, 7.375%, 1/17/2027	867,560
95,000	Petrobras Global Finance BV, 8.375%, 5/23/2021	106,341

		2,067,855

	Health Insurance – 0.3%
390,000	Molina Healthcare, Inc., 4.875%, 6/15/2025, 144A	392,925

	Healthcare – 4.9%
185,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	190,985
750,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	655,312

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$135,000	Envision Healthcare Corp., 5.625%, 7/15/2022	$139,894
300,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	327,750
410,000	HCA, Inc., 4.500%, 2/15/2027	421,787
115,000	HCA, Inc., 5.250%, 4/15/2025	123,625
60,000	HCA, Inc., 5.250%, 6/15/2026	64,710
655,000	HCA, Inc., 5.375%, 2/01/2025	690,894
430,000	HCA, Inc., 7.050%, 12/01/2027	481,600
35,000	HCA, Inc., 7.500%, 12/15/2023	40,600
790,000	HCA, Inc., 7.500%, 11/06/2033	893,687
40,000	HCA, Inc., 7.690%, 6/15/2025	46,400
40,000	HCA, Inc., 8.360%, 4/15/2024	47,800
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	235,238
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	22,600
135,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	141,750
140,000	LifePoint Health, Inc., 5.500%, 12/01/2021	144,900
50,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	51,500
330,000	Quintiles IMS, Inc., 5.000%, 10/15/2026, 144A	340,312
70,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	70,263
1,000,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	920,000
640,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	694,272

		6,745,879

	Home Construction – 2.1%
690,000	CalAtlantic Group, Inc., 5.000%, 6/15/2027	691,725
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(e)(f)	2
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(c)(d)	243,272
385,000	Lennar Corp., 4.750%, 11/15/2022	409,062
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	721,800
495,000	PulteGroup, Inc., 6.375%, 5/15/2033	517,275

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$380,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	$389,196

		2,972,332

	Independent Energy – 8.6%
265,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	272,950
1,035,000	Antero Resources Corp., 5.125%, 12/01/2022	1,037,256
75,000	Antero Resources Corp., 5.375%, 11/01/2021	75,750
250,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	250,000
595,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	508,725
68,000	California Resources Corp., 5.500%, 9/15/2021	39,403
33,000	California Resources Corp., 6.000%, 11/15/2024	15,450
360,000	California Resources Corp., 8.000%, 12/15/2022, 144A	227,700
110,000	Callon Petroleum Co., 6.125%, 10/01/2024	111,925
103,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	95,790
8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	7,200
12,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	11,760
21,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	21,053
110,000	Concho Resources, Inc., 5.500%, 10/01/2022	112,888
300,000	Concho Resources, Inc., 5.500%, 4/01/2023	308,250
600,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	589,500
310,000	Continental Resources, Inc., 3.800%, 6/01/2024	283,842
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	76,400
630,000	Continental Resources, Inc., 5.000%, 9/15/2022	618,187
445,000	Eclipse Resources Corp., 8.875%, 7/15/2023	442,775
670,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	603,000
85,000	Matador Resources Co., 6.875%, 4/15/2023	88,188
250,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	193,125
240,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	218,400
465,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	361,537

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$135,000	Newfield Exploration Co., 5.625%, 7/01/2024	$140,738
834,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	808,980
75,000	PDC Energy, Inc., 6.125%, 9/15/2024, 144A	76,125
580,000	QEP Resources, Inc., 5.250%, 5/01/2023	548,100
225,000	QEP Resources, Inc., 5.375%, 10/01/2022	216,562
380,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(g)	207,100
660,000	Rice Energy, Inc., 6.250%, 5/01/2022	689,700
370,000	RSP Permian, Inc., 6.625%, 10/01/2022	383,875
200,000	Sanchez Energy Corp., 6.125%, 1/15/2023	160,000
280,000	SM Energy Co., 5.000%, 1/15/2024	247,800
230,000	SM Energy Co., 5.625%, 6/01/2025	207,575
170,000	SM Energy Co., 6.125%, 11/15/2022	161,500
135,000	SM Energy Co., 6.500%, 11/15/2021	131,288
40,000	SM Energy Co., 6.500%, 1/01/2023	38,100
75,000	SM Energy Co., 6.750%, 9/15/2026	71,601
250,000	Southwestern Energy Co., 6.700%, 1/23/2025	244,375
270,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	268,312
755,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	709,700

		11,882,485

	Life Insurance – 0.3%
430,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	455,370

	Local Authorities – 0.3%
260,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	265,884
185,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	191,530

		457,414

	Lodging – 0.9%
115,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024, 144A	116,581
595,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025, 144A	613,594

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Lodging – continued
$550,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027, 144A	$575,437

		1,305,612

	Media Entertainment – 2.1%
660,000	AMC Networks, Inc., 4.750%, 12/15/2022	680,988
830,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	825,850
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	86,700
540,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	554,958
760,000	Viacom, Inc., 4.375%, 3/15/2043	675,563
35,000	Viacom, Inc., 4.850%, 12/15/2034	34,785
85,000	Viacom, Inc., (fixed rate to 2/28/2027, variable rate thereafter), 6.250%, 2/28/2057	88,400

		2,947,244

	Metals & Mining – 2.9%
395,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	410,800
150,000	ArcelorMittal, 7.250%, 3/01/2041	165,375
930,000	ArcelorMittal, 7.500%, 10/15/2039	1,042,762
160,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(c)(d)(e)	12,800
355,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	362,987
870,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	819,975
75,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	64,673
165,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	175,725
340,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	357,476
345,000	Stillwater Mining Co., 6.125%, 6/27/2022, 144A	339,894
65,000	Vale Overseas Ltd., 6.875%, 11/10/2039	69,713
150,000	Vale S.A., 5.625%, 9/11/2042	142,500

		3,964,680

	Midstream – 4.4%
365,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	382,491
150,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	153,000
335,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027, 144A	343,375

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$40,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	$41,300
80,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	80,662
35,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	33,043
150,000	MPLX LP, 4.500%, 7/15/2023	159,236
430,000	MPLX LP, 4.875%, 12/01/2024	458,451
340,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	339,415
80,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025, 144A	73,200
375,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	372,187
30,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023, 144A	29,588
160,000	Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	177,856
335,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	369,525
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	220,813
160,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	154,000
175,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 11/15/2023	166,250
985,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	996,081
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	48,813
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	686,750
80,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019	84,400
525,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022	557,812
135,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	145,463

		6,073,711

	Non-Agency Commercial Mortgage-Backed Securities – 1.2%
590,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 9.289%, 5/15/2020, 144A(b)(c)(d)	574,247
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	691,086
454,583	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(b)	458,221

		1,723,554

	Oil Field Services – 0.6%
370,000	Ensco PLC, 5.750%, 10/01/2044	242,350

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$20,000	Global Marine, Inc., 7.000%, 6/01/2028	$17,400
90,000	Noble Holding International Ltd., 5.250%, 3/15/2042	49,500
185,000	Noble Holding International Ltd., 6.050%, 3/01/2041	109,150
330,000	Noble Holding International Ltd., 7.750%, 1/15/2024	261,113
15,000	Parker Drilling Co., 6.750%, 7/15/2022	11,456
209,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	213,180

		904,149

	Oil, Gas & Consumable Fuels – 0.0%
500,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	—
220,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	—

		—

	Packaging – 1.1%
330,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(h)	352,242
345,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	353,484
350,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	382,812
360,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	376,200

		1,464,738

	Pharmaceuticals – 2.0%
1,065,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,031,719
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	352,500
220,000	Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/2020, 144A	212,500
95,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	80,630
115,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	103,788
1,155,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	990,412
5,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	5,013

		2,776,562

	Property & Casualty Insurance – 0.4%
555,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	578,588

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Hotels – 0.3%
$385,000	Felcor Lodging LP, 5.625%, 3/01/2023	$399,438

	REITs - Mortgage – 0.1%
85,000	Starwood Property Trust, Inc., 5.000%, 12/15/2021, 144A	88,400

	Retailers – 1.1%
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	532,075
280,000	Foot Locker, Inc., 8.500%, 1/15/2022	327,600
125,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	126,875
535,000	Group 1 Automotive, Inc., 5.250%, 12/15/2023, 144A	540,350
225,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	41,625

		1,568,525

	Supermarkets – 1.2%
730,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025, 144A	678,900
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	416,037
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,850
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	10,200
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	559,650

		1,669,637

	Technology – 5.6%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	112,338
260,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	244,400
135,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	145,463
70,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	74,725
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	143,150
165,000	Dell International LLC/EMC Corp., 5.875%, 6/15/2021, 144A	172,838
1,265,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,393,409
475,000	Dell International LLC/EMC Corp., 7.125%, 6/15/2024, 144A	522,147
520,000	Dell International LLC/EMC Corp., REGS, 8.350%, 7/15/2046	671,103
150,000	Equinix, Inc., 5.375%, 1/01/2022	158,250

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$140,000	Equinix, Inc., 5.375%, 4/01/2023	$145,425
695,000	First Data Corp., 7.000%, 12/01/2023, 144A	741,912
320,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	331,200
92,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	105,340
190,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	201,400
655,000	Open Text Corp., 5.625%, 1/15/2023, 144A	682,837
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	21,512
575,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	596,562
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	244,987
205,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	225,244
660,000	Western Digital Corp., 10.500%, 4/01/2024	778,589

		7,712,831

	Transportation Services – 0.1%
185,000	APL Ltd., 8.000%, 1/15/2024(c)(d)	172,050

	Treasuries – 6.9%
2,050,000	U.S. Treasury Note, 0.625%, 9/30/2017	2,047,725
2,740,000	U.S. Treasury Note, 0.750%, 2/28/2018	2,731,651
2,765,000	U.S. Treasury Note, 1.125%, 1/31/2019	2,754,955
1,975,000	U.S. Treasury Note, 1.250%, 6/30/2019	1,969,600

		9,503,931

	Wireless – 3.7%
220,000	Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	241,175
970,000	Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	1,029,412
80,000	Nokia Oyj, 3.375%, 6/12/2022	80,590
135,000	Nokia Oyj, 4.375%, 6/12/2027	137,448
690,000	SFR Group S.A., 6.000%, 5/15/2022, 144A	721,912
496,000	Sprint Capital Corp., 6.875%, 11/15/2028	551,339
1,205,000	Sprint Corp., 7.250%, 9/15/2021	1,339,056

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$585,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	$614,799
395,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	399,147

		5,114,878

	Wirelines – 2.0%
20,000	CenturyLink, Inc., 5.625%, 4/01/2020	21,156
245,000	CenturyLink, Inc., 6.450%, 6/15/2021	264,600
25,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	26,922
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	216,150
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	10,350
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	145,235
480,000	Frontier Communications Corp., 10.500%, 9/15/2022	459,000
95,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	98,621
520,000	Level 3 Financing, Inc., 5.250%, 3/15/2026	539,557
35,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	36,838
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	456,653
320,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	371,000
150,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	181,500

		2,827,582

	Total Non-Convertible Bonds (Identified Cost $115,039,041)	120,254,127

Convertible Bonds – 6.8%
	Cable Satellite – 0.3%
375,000	Dish Network Corp., 2.375%, 3/15/2024, 144A	393,984

	Consumer Cyclical Services – 0.4%
530,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	527,681

	Diversified Manufacturing – 0.1%
205,000	Aerojet Rocketdyne Holdings, Inc., 2.250%, 12/15/2023, 144A	216,275

	Diversified Operations – 0.4%
485,000	RWT Holdings, Inc., 5.625%, 11/15/2019	507,431

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Healthcare – 0.5%
$270,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	$348,638
315,000	Teladoc, Inc., 3.000%, 12/15/2022, 144A	331,931

		680,569

	Leisure – 0.1%
140,000	Rovi Corp., 0.500%, 3/01/2020	138,295

	Media Entertainment – 0.2%
205,000	Liberty Media Corp., 2.250%, 9/30/2046, 144A	220,631

	Midstream – 0.8%
825,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	771,375
120,000	PDC Energy, Inc., 1.125%, 9/15/2021	108,900
55,000	SM Energy Co., 1.500%, 7/01/2021	49,431
295,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	249,275

		1,178,981

	Oil Field Services – 0.4%
205,000	Hercules Capital, Inc., 4.375%, 2/01/2022, 144A	209,613
495,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A	393,834

		603,447

	Pharmaceuticals – 2.0%
115,000	Acorda Therapeutics, Inc., 1.750%, 6/15/2021	98,684
386,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	459,099
345,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	297,347
390,000	Impax Laboratories, Inc., 2.000%, 6/15/2022	331,744
365,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	354,963
415,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	440,159
670,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024, 144A	665,394
80,000	Pacira Pharmaceuticals, Inc., 2.375%, 4/01/2022, 144A	84,800

		2,732,190

	Technology – 1.6%
885,000	Finisar Corp., 0.500%, 12/15/2036, 144A	863,981

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$420,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021, 144A	$572,775
885,000	Nuance Communications, Inc., 1.000%, 12/15/2035	852,866

		2,289,622

	Total Convertible Bonds (Identified Cost $9,220,190)	9,489,106

	Total Bonds and Notes (Identified Cost $124,259,231)	129,743,233

Senior Loans – 0.4%

	Chemicals – 0.1%
100,104	Chemours Co. (The), 2017 USD Term Loan B, 3.570%, 5/12/2022(b)	100,379

	Independent Energy – 0.3%
407,467	Chesapeake Energy Corp., Term Loan, 8.686%, 8/23/2021(b)	430,489

	Total Senior Loans (Identified Cost $507,571)	530,868

Shares
Preferred Stocks – 1.0%

	Food & Beverage – 0.5%
6,147	Bunge Ltd., 4.875%	650,429

	Midstream – 0.3%
90	Chesapeake Energy Corp., 5.750%	53,269
13	Chesapeake Energy Corp., 5.750%, 144A	7,808
641	Chesapeake Energy Corp., 5.750%	385,001

		446,078

	Technology – 0.2%
2,376	Belden, Inc., 6.750%	246,463

	Total Preferred Stocks (Identified Cost $1,309,322)	1,342,970

Common Stocks – 0.7%

	Oil, Gas & Consumable Fuels – 0.5%
17,018	Bonanza Creek Energy, Inc.(i)	539,641
8,051	Halcon Resources Corp.(i)	36,552
570	Rex Energy Corp.(i)	1,647
25,834	Whiting Petroleum Corp.(i)	142,345

		720,185

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – 0.2%
4,298	Bristol-Myers Squibb Co.	$239,485

	Total Common Stocks (Identified Cost $1,967,620)	959,670

Warrants – 0.0%
2,186	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(i)	1,355
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(f)(i)	—

	Total Warrants (Identified Cost $—)	1,355

Principal Amount
Short-Term Investments – 3.6%
$529	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2017 at 0.000% to be repurchased at $529 on 7/03/2017 collateralized by $600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $604 including accrued interest(j)	529
5,018,274	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $5,018,416 on 7/03/2017 collateralized by $ 5,140,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $5,121,326 including accrued interest(j)	5,018,274

	Total Short-Term Investments (Identified Cost $5,018,803)	5,018,803

Description	Value (†)
Total Investments – 99.3% (Identified Cost $133,062,547)(a)	137,596,899
Other assets less liabilities – 0.7%	926,728

Net Assets – 100.0%	$138,523,627

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2017, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 1,811,394	1.3%	$2	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized appreciation on investments based on a cost of $133,233,253 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,133,043

Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,769,397)

Net unrealized appreciation	$4,363,646

At September 30, 2016, the Fund had a short-term capital loss carryforward of $239,774 with no expiration date and a longterm capital loss carryforward of $1,054,802 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations

(b)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2017, the value of these securities amounted to $1,811,394 or 1.3% of net assets.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of these securities amounted to $2 or less than 0.1% of net assets.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended June 30, 2017, interest payments were made in cash.
(i)	Non-income producing security.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $50,913,520 or 36.8% of net assets.

ABS	Asset-Backed Securities
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—		$204,427	(a)	$204,427
Home Construction	—	2,972,330		2	(b)	2,972,332
Non-Agency Commercial Mortgage-Backed Securities	—	1,149,307		574,247	(a)	1,723,554
All Other Non-Convertible Bonds*	—	115,353,814		—		115,353,814

Total Non-Convertible Bonds	—	119,475,451		778,676		120,254,127

Convertible Bonds*	—	9,489,106		—		9,489,106

Total Bonds and Notes	—	128,964,557		778,676		129,743,233

Senior Loans*	—	530,868		—		530,868
Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	650,429		—		650,429
Midstream	—	446,078		—		446,078
All Other Convertible Preferred Stocks*	246,463	—		—		246,463

Total Preferred Stocks	246,463	1,096,507		—		1,342,970

Common Stocks*	959,670	—		—		959,670
Warrants	1,355	—	(c)	—		1,355
Short-Term Investments	—	5,018,803		—		5,018,803

Total	$1,207,488	$135,610,735		$778,676		$137,596,899

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.
(c)	Includes a security fair valued at zero using Level 2 inputs.

A preferred stock valued at $285,512 was transferred from Level 1 to Level 2 during the period ended June 30, 2017. At September 30, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At June 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/ or June 30 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$4,391	$—	$(13,393)	$213,429	$—	$204,427	$4,391
Home Construction	4	91	(198,057)	197,968	—	(4)	—	—	2	—
Non-Agency Commercial Mortgage-Backed Securities	573,514	—	—	733	—	—	—	—	574,247	733
Transportation Services	113,265	—	17,506	(19,806)	—	(110,965)	—	—	—
Warrants
Oil, Gas & Consumable Fuels	3,336	—	—	—	—	—	—	(3,336)	—	—

Total	$690,119	$91	$(180,551)	$183,286	$—	$(124,362)	$213,429	$(3,336)	$778,676	$5,124

A debt security valued at $213,429 was transferred from Level 2 to Level 3 during the period ended June 30, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

Warrants valued at $3,336 was transferred from Level 3 to Level 1 during the period ended June 30, 2017. At September 30, 2016, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2017, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2017 (Unaudited)

Independent Energy	8.9%
Cable Satellite	7.5
Technology	7.4
Treasuries	6.9
Midstream	5.5
Healthcare	5.4
Finance Companies	4.7
Banking	4.3
Pharmaceuticals	4.2
Wireless	3.7
Metals & Mining	2.9
Aerospace & Defense	2.4
Airlines	2.4
Media Entertainment	2.3
Home Construction	2.1
Wirelines	2.0
Other Investments, less than 2% each	23.1
Short-Term Investments	3.6

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.8% of Net Assets

	Banking – 3.8%
$400,000	BNP Paribas S.A., (fixed rate to 8/19/2025, variable rate thereafter), 7.375%, 144A(b)	$445,000
200,000	Credit Suisse AG, 6.500%, 8/08/2023, 144A	224,760
200,000	Deutsche Bank AG, (fixed rate to 4/30/2020, variable rate thereafter), 6.250%(b)	197,000
200,000	Societe Generale S.A., (fixed rate to 1/27/2020, variable rate thereafter), 6.000%(b)	200,074
200,000	UBS Group AG, (fixed rate to 3/22/2021, variable rate thereafter), 6.875%(b)	213,002
320,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	328,701

		1,608,537

	Consumer Cyclical Services – 0.8%
325,000	eBay, Inc., 3.600%, 6/05/2027	321,200

	Electric – 0.7%
310,000	FirstEnergy Corp., Series B, 3.900%, 7/15/2027	310,991

	Independent Energy – 0.1%
65,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	63,863

	Treasuries – 88.4%
2,058,949	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(c)	1,930,926
1,504,128	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(c)	1,459,661
1,207,311	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(c)	1,206,228
2,024,866	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(c)(d)	2,781,873
798,571	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018(c)	795,670
3,668,862	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020(c)(d)	3,674,508
8,144,561	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021(c)(d)	8,132,157
2,613,936	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(c)(d)	2,601,462
4,396,286	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(c)(d)	4,240,513
3,974,278	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(c)(d)	3,903,695
3,448,762	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2025(c)(d)	3,422,851
2,277,423	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/2027(c)	2,236,745

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$1,453,963	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(c)	$1,463,161

		37,849,450

	Total Bonds and Notes (Identified Cost $40,452,797)	40,154,041

Senior Loans – 2.3%

Automotive – 0.5%
18,636	CH Hold Corp., Delayed Draw Term Loan B, 3.000%, 2/01/2024(e)	18,691
185,898	CH Hold Corp., 1st Lien Term Loan, 4.226%, 2/01/2024(f)	186,440

	Total Automotive (Identified Cost $206,835)	205,131

Healthcare – 0.9%
200,000	Kindred Healthcare, Inc., New Term Loan, 4.688%, 4/09/2021(f)	200,500
199,500	Team Health Holdings, Inc., 1st Lien Term Loan, 3.976%, 2/06/2024(f)	197,693

	Total Healthcare (Identified Cost $400,260)	398,193

Independent Energy – 0.4%
199,500	MEG Energy Corp., 2017 Term Loan B, 4.696%, 12/31/2023(g)	194,140

Technology – 0.5%
199,500	Dell, Inc, 2017 Term Loan B, 3.730%, 9/07/2023(f)	200,164

	Total Senior Loans (Identified Cost $1,008,090)	997,628

Short-Term Investments – 4.6%
1,953,243	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $1,953,298 on 7/03/2017 collateralized by $2,000,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $1,992,734 including accrued interest(h)	1,953,243
20,000	U.S. Treasury Bills, 0.586%, 07/13/2017(i)	19,995

	Total Short-Term Investments (Identified Cost $1,973,239)	1,973,238

Description	Value (†)
Total Investments – 100.7% (Identified Cost $43,434,126)(a)	43,124,907
Other assets less liabilities – (0.7)%	(292,084)

Net Assets – 100.0%	$42,832,823

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized depreciation on investments based on a cost of $43,546,015 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$147,575
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(568,683)

Net unrealized depreciation	$(421,108)

At September 30, 2016, the Fund had a short-term capital loss carryforward of $760,777 with no expiration date and a long-term capital loss carryforward of $1,463,356 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Perpetual bond with no specified maturity date.
(c)	Treasury Inflation Protected Security (TIPS).
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(e)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(f)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(g)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2017.
(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $1,062,324 or 2.5% of net assets.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/20/2017	2	$251,063	$(1,377)

At June 30, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	9/20/2017	7	$1,161,125	$3,575
Ultra 10 Year U.S. Treasury Note	9/20/2017	9	1,213,313	1,881
2 Year U.S. Treasury Note	9/29/2017	24	5,186,625	7,443
5 Year U.S. Treasury Note	9/29/2017	21	2,474,555	(135)

Total				$12,764

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$40,154,041	$—	$40,154,041
Senior Loans	—	997,628	—	997,628
Short-Term Investments	—	1,973,238	—	1,973,238
Futures Contracts (unrealized appreciation)	12,899	—	—	12,899

Total	$12,899	$43,124,907	$—	$43,137,806

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(1,512)	$—	$—	$(1,512)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2017, the Fund used futures contracts to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of June 30, 2017:

Assets	Unrealized Appreciation on Futures Contracts
Exchange-traded assets derivatives
Interest rate contracts	$12,899

Liabilities	Unrealized Depreciation on Futures Contracts
Exchange-traded liability derivatives
Interest rate contracts	$(1,512)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2017:

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017 (Unaudited)

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 123,377	$ 123,377

These amounts include cash and U.S. government and agency securities received as collateral of $121,996.

Industry Summary at June 30, 2017 (Unaudited)

Treasuries	88.4%
Banking	3.8
Other Investments, less than 2% each	3.9
Short-Term Investments	4.6

Total Investments	100.7
Other assets less liabilities (including futures contracts)	(0.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 76.9% of Net Assets

Non-Convertible Bonds – 66.4%

	Aerospace & Defense – 1.9%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$103,972
1,930,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,934,497
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	120,175
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,250,919
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	2,128,000
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	6,240,000
2,610,000	Textron Financial Corp., 2.917%, 2/15/2067, 144A(b)	2,251,125
625,000	TransDigm, Inc., 6.500%, 5/15/2025	635,937

		14,664,625

	Airlines – 1.7%
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,671,600
318,033	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	334,333
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	840,375
117,005	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	126,366
21,655	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	22,377
313,925	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	324,596
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,191,687
1,101,233	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,202,513
222,229	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	239,741
1,889,070	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	1,988,246
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,841,875
127,710	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	130,578
172,978	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	176,861

		13,091,148

	Automotive – 0.9%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,025,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	$2,304,225
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,722,969

		7,052,194

	Banking – 0.9%
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(c)	940,163
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(c)	182,600
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,629,066
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(c)	120,590
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(c)	1,781,191
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(c)	81,600

		6,735,210

	Brokerage – 0.3%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	349,125
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,760,458

		2,109,583

	Building Materials – 0.9%
3,005,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	2,991,598
178,000	Masco Corp., 6.500%, 8/15/2032	217,755
3,245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	3,508,656

		6,718,009

	Cable Satellite – 1.7%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	128,984
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	63,000
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	74,550
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,334,056
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	320,625
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	3,279,622
1,390,000	DISH DBS Corp., 5.000%, 3/15/2023	1,424,750
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,865,882

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	$2,038,200
170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	161,753

		12,691,422

	Chemicals – 2.6%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,058,313
1,060,000	GCP Applied Technologies, Inc., 9.500%, 2/01/2023, 144A	1,205,750
4,738,000	Hercules LLC, 6.500%, 6/30/2029(d)(e)	4,761,690
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(d)(f)	1,307,640
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(d)(f)	1,426,140
3,190,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,177,175
4,680,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	5,405,400
2,971,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,673,900

		20,016,008

	Construction Machinery – 0.7%
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,435,075
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,430,200
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,214,100

		5,079,375

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	138,375
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	2,077,935

		2,216,310

	Electric – 0.6%
455,000	AES Corp. (The), 4.875%, 5/15/2023	463,531
200,000	AES Corp. (The), 5.500%, 4/15/2025	210,116
340,000	Dynegy, Inc., 5.875%, 6/01/2023	317,900
210,000	Dynegy, Inc., 7.625%, 11/01/2024	203,700
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,155,055

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Electric – continued
$2,430,000		NRG Energy, Inc., 7.250%, 5/15/2026	$2,515,050

			4,865,352

		Finance Companies – 2.8%
1,000,000		AGFC Capital Trust I, 2.908%, 1/15/2067, 144A(b)	527,500
240,000		International Lease Finance Corp., 4.625%, 4/15/2021	255,443
60,000		International Lease Finance Corp., 6.250%, 5/15/2019	64,355
300,000		International Lease Finance Corp., 8.250%, 12/15/2020	353,223
3,980,000		iStar, Inc., 4.875%(c)	4,004,994
1,190,000		iStar, Inc., 5.000%(c)	1,201,900
1,900,000		iStar, Inc., 6.500%(c)	1,990,250
1,984,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	2,028,640
1,365,000		Navient Corp., MTN, 6.125%, 3/25/2024	1,405,950
325,000		Navient LLC, MTN, 7.250%, 1/25/2022	355,063
5,550,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(e)	4,635,915
3,205,000		Springleaf Finance Corp., 5.250%, 12/15/2019	3,333,520
805,000		Springleaf Finance Corp., 8.250%, 10/01/2023	899,588

			21,056,341

		Food & Beverage – 0.2%
1,081,000		Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,117,484

		Government Guaranteed – 0.5%
4,720,000		Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	3,495,676

		Government Owned - No Guarantee – 0.2%
900,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	746,775
75,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	400,854

			1,147,629

		Healthcare – 6.6%
6,945,000		CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	6,068,194
2,825,000		HCA, Inc., 5.875%, 5/01/2023	3,075,719
1,065,000		HCA, Inc., 7.050%, 12/01/2027	1,192,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$4,660,000	HCA, Inc., 7.500%, 11/06/2033	$5,271,625
620,000	HCA, Inc., 7.690%, 6/15/2025	719,200
375,000	HCA, Inc., 8.360%, 4/15/2024	448,125
2,945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,379,387
3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	4,378,750
2,475,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	2,598,750
1,465,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	1,538,250
540,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	567,059
2,055,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	2,055,000
10,334,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	9,507,280
1,395,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,480,444
4,745,000	THC Escrow Corp. III, 5.125%, 5/01/2025, 144A	4,762,794
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,640,197

		49,683,574

	Home Construction – 1.4%
300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	314,250
2,205,000	Beazer Homes USA, Inc., 8.750%, 3/15/2022	2,458,575
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(d)(e)	825,252
25,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	25,327
3,060,000	Lennar Corp., 4.500%, 6/15/2019	3,163,275
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	401,000
2,425,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	2,552,313
1,000,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,055,000

		10,794,992

	Independent Energy – 9.3%
530,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	517,717
480,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	439,872
2,840,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	2,840,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$470,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	$417,125
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	743,850
4,910,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	4,388,754
647,000	California Resources Corp., 5.500%, 9/15/2021	374,904
106,000	California Resources Corp., 6.000%, 11/15/2024	49,628
4,515,000	California Resources Corp., 8.000%, 12/15/2022, 144A	2,855,738
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	930,000
2,835,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	2,806,650
3,610,000	Chesapeake Energy Corp., 8.000%, 6/15/2027, 144A	3,546,825
1,885,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,725,944
2,095,000	Continental Resources, Inc., 4.500%, 4/15/2023	2,000,725
2,345,000	Continental Resources, Inc., 5.000%, 9/15/2022	2,301,031
6,850,000	Eclipse Resources Corp., 8.875%, 7/15/2023	6,815,750
2,275,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	2,047,500
1,270,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	981,075
9,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	7,125,787
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)(f)(g)	—
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)(f)(g)	—
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	533,925
340,000	Range Resources Corp., 5.000%, 8/15/2022, 144A	334,050
5,250,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(h)	2,861,250
538,000	RSP Permian, Inc., 6.625%, 10/01/2022	558,175
1,140,000	Sanchez Energy Corp., 6.125%, 1/15/2023	912,000
1,270,000	SM Energy Co., 5.000%, 1/15/2024	1,123,950
545,000	SM Energy Co., 5.625%, 6/01/2025	491,863
572,000	SM Energy Co., 6.125%, 11/15/2022	543,400
145,000	SM Energy Co., 6.500%, 11/15/2021	141,013

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$1,000,000	SM Energy Co., 6.500%, 1/01/2023	$952,500
2,495,000	Southwestern Energy Co., 4.100%, 3/15/2022	2,325,028
660,000	Southwestern Energy Co., 5.800%, 1/23/2020	674,025
6,345,000	Southwestern Energy Co., 6.700%, 1/23/2025	6,202,237
4,526,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	4,497,713
3,780,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	3,553,200
1,690,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	1,554,935

		70,168,139

	Industrial Other – 0.1%
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	654,844

	Life Insurance – 0.4%
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,547,450
280,000	Metlife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	417,200

		2,964,650

	Local Authorities – 0.2%
2,095,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	1,649,928

	Media Entertainment – 0.3%
1,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	750,000
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	1,398,600
345,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	383,813

		2,532,413

	Metals & Mining – 5.2%
4,146,853	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(d)(f)(g)(i)	1,659
500,000	AK Steel Corp., 7.625%, 10/01/2021	520,160
2,520,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	2,633,400
3,000,000	ArcelorMittal, 5.750%, 8/05/2020	3,228,750
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	2,139,064
945,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(d)(e)(g)	75,600
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	4,631,925

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$12,000,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	$10,347,600
785,000	Freeport-McMoRan, Inc., 6.500%, 11/15/2020	805,606
3,960,000	Hecla Mining Co., 6.875%, 5/01/2021	4,108,500
535,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	562,499
1,860,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	2,027,400
463,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	482,677
4,000,000	United States Steel Corp., 6.650%, 6/01/2037	3,600,000
750,000	United States Steel Corp., 7.375%, 4/01/2020	811,050
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	3,772,000

		39,747,890

	Midstream – 1.5%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	806,000
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	1,972,336
2,290,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023, 144A	2,258,512
5,415,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,807,631
764,273	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	836,879

		11,681,358

	Non-Agency Commercial Mortgage-Backed Securities – 0.2%
223,795	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(b)	225,586
1,414,660	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(d)(e)	1,435,597

		1,661,183

	Oil Field Services – 2.3%
3,255,000	FTS International, Inc., 6.250%, 5/01/2022	2,667,635
2,035,000	Noble Holding International Ltd., 7.750%, 1/15/2024	1,610,194
1,330,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(g)	292,600
3,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(g)	675,840
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	4,688,750
1,797,317	Precision Drilling Corp., 6.625%, 11/15/2020	1,756,877
5,391,250	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	5,499,075

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$530,000	Transocean, Inc., 6.800%, 3/15/2038	$386,900

		17,577,871

	Packaging – 0.3%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	346,725
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,999,275

		2,346,000

	Property & Casualty Insurance – 0.6%
1,920,000	MBIA Insurance Corp., 12.418%, 1/15/2033, 144A(b)(j)	921,600
3,245,000	Sirius International Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(b)(c)	3,257,169

		4,178,769

	Railroads – 0.0%
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)(e)	297,479
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(d)(e)	29,999

		327,478

	Restaurants – 0.1%
405,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	548,196

	Retailers – 1.3%
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,964,430
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	507,500
1,925,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	1,893,719
399,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	404,486
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	118,594
420,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	458,850
3,005,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	555,925
4,499,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	4,195,317

		10,098,821

	Supermarkets – 3.5%
6,115,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,931,550
2,865,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,869,813
10,375,000	New Albertson’s, Inc., 8.000%, 5/01/2031	10,281,521

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Supermarkets – continued
$5,625,000		New Albertson’s, Inc., 8.700%, 5/01/2030	$5,737,500
1,150,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,046,500
155,000		Safeway, Inc., 7.250%, 2/01/2031	145,700
880,000		SUPERVALU, Inc., 7.750%, 11/15/2022	855,800

			26,868,384

		Technology – 0.8%
874,000		Advanced Micro Devices, Inc., 7.000%, 7/01/2024	925,348
3,420,000		Amkor Technology, Inc., 6.375%, 10/01/2022	3,561,075
263,000		Micron Technology, Inc., 5.500%, 2/01/2025	277,465
1,151,000		Microsemi Corp., 9.125%, 4/15/2023, 144A	1,317,895

			6,081,783

		Transportation Services – 0.4%
3,285,000		APL Ltd., 8.000%, 1/15/2024(d)(e)	3,055,050

		Treasuries – 8.7%
350,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(h)	364,774
270,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(h)	230,430
170,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(h)	143,399
40,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(h)	33,381
490,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(h)	406,543
635,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(h)	525,170
60,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(h)	49,622
1,540,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(h)	1,271,974
24,750,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	214,788
50,205,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	414,211
110,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	648,972
310,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,797,646
1,595,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	9,395,417
75,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	469,185

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
490,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	$3,216,700
15,955,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	12,257,274
1,575,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	208,823
2,260,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	290,320
4,170,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,337,323
20,850,000		U.S. Treasury Note, 0.750%, 1/31/2018	20,798,542
12,000,000		U.S. Treasury Note, 1.000%, 11/30/2018	11,941,872

			66,016,366

		Wireless – 1.5%
29,970,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,559,522
7,280,000		Sprint Capital Corp., 6.875%, 11/15/2028	8,092,229
215,000		Sprint Capital Corp., 8.750%, 3/15/2032	270,900
605,000		Sprint Communications, Inc., 6.000%, 11/15/2022	641,300
760,000		Sprint Corp., 7.125%, 6/15/2024	845,500

			11,409,451

		Wirelines – 5.5%
1,350,000		CenturyLink, Inc., 7.650%, 3/15/2042	1,253,812
1,495,000		CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,390,350
385,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	378,262
2,460,000		Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	2,571,192
2,944,000		Consolidated Communications, Inc., 6.500%, 10/01/2022	2,929,280
1,945,000		Frontier Communications Corp., 6.875%, 1/15/2025	1,531,687
465,000		Frontier Communications Corp., 7.000%, 11/01/2025	320,850
4,851,000		Frontier Communications Corp., 7.875%, 1/15/2027	3,613,995
902,000		Frontier Communications Corp., 8.750%, 4/15/2022	812,296
2,600,000		Frontier Communications Corp., 9.000%, 8/15/2031	2,086,500
940,000		Frontier Communications Corp., 11.000%, 9/15/2025	871,850
1,160,000		Level 3 Communications, Inc., 5.750%, 12/01/2022	1,203,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$200,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A(g)	$69,500
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(g)	344,449
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(g)	812,497
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	761,088
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,440,400
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	5,066,893
645,000	Qwest Corp., 7.250%, 9/15/2025	716,258
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,404,674
2,213,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,339,938
1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,674,000
2,595,000	Uniti Group, Inc./CSL Capital LLC, 8.250%, 10/15/2023	2,672,850
610,000	Windstream Services LLC, 7.500%, 6/01/2022	544,425
4,740,000	Windstream Services LLC, 7.500%, 4/01/2023	4,159,350
260,000	Windstream Services LLC, 7.750%, 10/15/2020	261,950
375,000	Windstream Services LLC, 7.750%, 10/01/2021	352,500

		41,584,346

	Total Non-Convertible Bonds (Identified Cost $492,261,736)	503,687,852

Convertible Bonds – 10.1%

	Aerospace & Defense – 0.3%
1,895,000	RTI International Metals, Inc., 1.625%, 10/15/2019	2,021,728

	Building Materials – 0.8%
3,510,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	3,321,337
2,050,000	CalAtlantic Group, Inc., 1.250%, 8/01/2032	2,050,000
770,000	KB Home, 1.375%, 2/01/2019	823,419

		6,194,756

	Cable Satellite – 1.7%
10,465,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	12,688,813

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Consumer Products – 0.5%
$3,622,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	$3,506,549

	Diversified Manufacturing – 0.4%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,900,985

	Finance Companies – 0.1%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	498,225

	Healthcare – 0.5%
1,465,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	1,891,681
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	1,941,125

		3,832,806

	Leisure – 0.4%
3,000,000	Rovi Corp., 0.500%, 3/01/2020	2,963,460

	Midstream – 0.6%
3,900,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	3,646,500
1,095,000	SM Energy Co., 1.500%, 7/01/2021	984,131

		4,630,631

	Pharmaceuticals – 0.4%
225,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	249,328
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	368,706
2,310,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	1,990,932
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	729,375

		3,338,341

	Property & Casualty Insurance – 1.0%
6,242,000	Old Republic International Corp., 3.750%, 3/15/2018	7,900,031

	Technology – 3.4%
395,000	Ciena Corp., 3.750%, 10/15/2018, 144A	531,769
235,000	Finisar Corp., 0.500%, 12/15/2036, 144A	229,419
1,548,000	Intel Corp., 3.250%, 8/01/2039	2,558,070
41,605	Liberty Interactive LLC, 3.500%, 1/15/2031	40,312
9,900,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	11,137,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$9,615,000	Nuance Communications, Inc., 1.000%, 12/15/2035	$9,265,879
500,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	504,375
989,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,016,816
830,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	916,631

		26,200,771

	Total Convertible Bonds (Identified Cost $65,362,815)	76,677,096

Municipals – 0.4%

	District of Columbia – 0.1%
540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	768,792

	Puerto Rico – 0.3%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(g)	2,587,950

	Total Municipals (Identified Cost $4,116,686)	3,356,742

	Total Bonds and Notes (Identified Cost $561,741,237)	583,721,690

Loan Participations – 0.1%

	ABS Other – 0.1%
557,885	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(b) (Identified Cost $562,070)	557,885

Senior Loans – 0.5%

	Chemicals – 0.2%
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.796%, 12/20/2020(b)	1,640,188

	Financial Other – 0.1%
723,350	DBRS Ltd., Term Loan, 6.452%, 3/04/2022(b)	705,266

	Media Entertainment – 0.0%
6,129	Dex Media, Inc., Term Loan, 11.226%, 7/29/2021(b)	6,206

	Oil Field Services – 0.1%
436,364	FTS International, Inc., New Term Loan B, 5.976%, 4/16/2021(b)	348,000
155,170	Petroleum Geo-Services ASA, New Term Loan B, 3.796%, 3/19/2021(b)	123,942

		471,942

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Other Utility – 0.1%
$325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.546%, 11/06/2020(b)	$318,500

	Retailers – 0.0%
291,962	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.226%, 8/21/2019(b)	274,079

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 9.898%, 4/01/2022(b)	121,979

	Transportation Services – 0.0%
139,839	OSG Bulk Ships, Inc., OBS Term Loan, 5.430%, 8/05/2019(b)	132,498

	Total Senior Loans (Identified Cost $3,777,367)	3,670,658

Shares
Common Stocks – 6.2%

	Automobiles – 1.3%
876,900	Ford Motor Co.	9,812,511

	Electronic Equipment, Instruments & Components – 4.4%
1,119,766	Corning, Inc.	33,648,968

	Media – 0.0%
2,154	Dex Media, Inc.(d)(f)(j)	8,293

	Oil, Gas & Consumable Fuels – 0.0%
2,846	Chesapeake Energy Corp.(j)	14,145
588	Frontera Energy Corp.(j)	15,530

		29,675

	Pharmaceuticals – 0.5%
64,900	Bristol-Myers Squibb Co.	3,616,228

	Total Common Stocks (Identified Cost $25,366,730)	47,115,675

Preferred Stocks – 1.6%

Convertible Preferred Stocks – 1.4%

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	180,933

	Communications – 0.0%
1,120	Cincinnati Bell, Inc., 6.750%	56,011

	Energy – 0.7%
98,558	El Paso Energy Capital Trust I, 4.750%	4,937,756

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Midstream – 0.4%
12,537	Chesapeake Energy Corp., 5.000%	$777,294
3,000	Chesapeake Energy Corp., 5.750%, 144A	1,801,875
30	Chesapeake Energy Corp., 5.750%	18,019
160	Chesapeake Energy Corp., Series A, 5.750%, 144A	94,700

		2,691,888

	REITs - Mortgage – 0.2%
37,475	iStar, Inc., Series J, 4.500%	1,899,233

	Technology – 0.1%
9,507	Belden, Inc., 6.750%	986,161

	Total Convertible Preferred Stocks (Identified Cost $10,751,393)	10,751,982

Non-Convertible Preferred Stocks – 0.2%

	Banking – 0.1%
18,000	Bank of America Corp., 6.375%	462,420

	Finance Companies – 0.0%
5,300	iStar, Inc., Series F, 7.800%	133,507
2,575	iStar, Inc., Series G, 7.650%	64,658

		198,165

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(j)	687,898

	REITs - Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	252,225

	Total Non-Convertible Preferred Stocks (Identified Cost $1,278,555)	1,600,708

	Total Preferred Stocks (Identified Cost $12,029,948)	12,352,690

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(d)(f)(j) (Identified Cost $0)	—

Principal Amount (‡)
Short-Term Investments – 13.5%
$49,946	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2017 at 0.000% to be repurchased at $49,946 on 7/03/2017 collateralized by $50,600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $50,966 including accrued interest(k)	49,946

Principal Amount (‡)	Description	Value (†)
$8,611,104	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $8,611,348 on 7/03/2017 collateralized by $8,820,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $8,787,957 including accrued interest(k)	$8,611,104
35,000,000	U.S. Treasury Bills, 0.790%, 07/13/2017(l)	34,992,475
22,865,000	U.S. Treasury Bills, 0.993%-0.995%, 0.993%, 10/05/2017(l)	22,804,408
36,175,000	U.S. Treasury Bills, 0.930%, 09/21/2017(l)	36,096,753

	Total Short-Term Investments (Identified Cost $102,554,401)	102,554,686

	Total Investments – 98.8% (Identified Cost $706,031,753)(a)	749,973,284
	Other assets less liabilities – 1.2%	8,761,977

	Net Assets – 100.0%	$758,735,261

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2017, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 15,116,582	2.0%	$2,743,732	0.4%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized appreciation on investments based on a cost of $706,996,476 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$81,467,593
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(38,490,785)

Net unrealized appreciation	$42,976,808

At September 30, 2016, late-year ordinary and post-October capital loss deferrals were $710,982. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2017 is disclosed.

(c)	Perpetual bond with no specified maturity date.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2017, the value of these securities amounted to $15,116,582 or 2.0% of net assets.
(f)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of these securities amounted to $2,743,732 or 0.4% of net assets.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(j)	Non-income producing security.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $145,298,436 or 19.2% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Chemicals	$—	$17,282,228		$2,733,780	(b)	$20,016,008
Metals & Mining	—	39,746,231		1,659	(b)	39,747,890
Non-Agency Commercial Mortgage-Backed Securities	—	225,586		1,435,597	(a)	1,661,183
All Other Non-Convertible Bonds*	—	442,262,771		—		442,262,771

Total Non-Convertible Bonds	—	499,516,816		4,171,036		503,687,852

Convertible Bonds*	—	76,677,096		—		76,677,096
Municipals*	—	3,356,742		—		3,356,742

Total Bonds and Notes	—	579,550,654		4,171,036		583,721,690

Loan Participations
ABS Other	—	—		557,885	(a)	557,885
Senior Loans*	—	3,670,658		—		3,670,658
Common Stocks
Media	—	—		8,293	(c)	8,293
All Other Common Stocks*	47,107,382	—		—		47,107,382

Total Common Stocks	47,107,382	—		8,293		47,115,675

Preferred Stocks
Convertible Preferred Stocks
Midstream	—	2,691,888		—		2,691,888
REITs - Mortgage	—	1,899,233		—		1,899,233
All Other Convertible Preferred Stocks*	6,160,861	—		—		6,160,861

Total Convertible Preferred Stocks	6,160,861	4,591,121		—		10,751,982

Non-Convertible Preferred Stocks
REITs - Warehouse/Industrials	—	252,225		—		252,225
All Other Non-Convertible Preferred Stocks*	1,348,483	—		—		1,348,483

Total Non-Convertible Preferred Stocks	1,348,483	252,225		—		1,600,708

Total Preferred Stocks	7,509,344	4,843,346		—		12,352,690

Warrants	—	—	(d)	—		—
Short-Term Investments	—	102,554,686		—		102,554,686

Total	$54,616,726	$690,619,344		$4,737,214		$749,973,284

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.
(c)	Fair Valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(d)	Includes a security fair valued at zero using Level 2 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or June 30, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Bonds and Notes
Non-Convertible Bonds
Chemicals	$1,953,030	$83,773	$—	$696,977	$—	$—	$—	$—	$2,733,780	$696,977
Independent Energy	—	63,154	—	(63,154)	—	—	—	—	—	—
Metals & Mining	1,659	22,285	—	(22,285)	—	—	—	—	1,659	(22,285)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	11,525	—	(19,467)	1,443,539	—	1,435,597	11,654
Transportation Services	691,478	—	156,992	(163,638)	71,063	(755,895)	—	—	—	—
Common Stocks
Media	4,282	—	—	4,011	—	—	—	—	8,293	4,011
Loan Participations
ABS Other	642,558	—	(690)	8,001	—	(91,984)	—	—	557,885	6,276
Senior Loans
Wirelines	503,243	192	1,835	27,262	—	(532,532)	—	—	—	—
Warrants
Oil, Gas & Consumable Fuels	4,451	—	6,215	(4,451)	—	(6,215)	—	—	—	—

Total	$3,800,701	$169,404	$164,352	$494,248	$71,063	$(1,406,093)	$1,443,539	$—	$4,737,214	$696,633

A debt security valued at $1,443,539 was transferred from Level 2 to Level 3 during the period ended June 30, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2017 (Unaudited)

Independent Energy	9.3%
Treasuries	8.7
Healthcare	7.1
Wirelines	5.5
Metals & Mining	5.2
Electronic Equipment, Instruments & Components	4.4
Technology	4.3
Supermarkets	3.5
Cable Satellite	3.4
Finance Companies	2.9
Chemicals	2.8
Midstream	2.5
Oil Field Services	2.4
Aerospace & Defense	2.2
Other Investments, less than 2% each	21.1
Short-Term Investments	13.5

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 98.6% of Net Assets

	ABS Car Loan – 10.9%
$39,697	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/08/2019	$39,711
147,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	148,111
375,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021	378,639
152,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/2022	153,900
72,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	72,726
160,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	158,891
555,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021	550,311
110,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	110,135
300,000	AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.400%, 5/18/2022	300,454
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	210,556
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	362,113
365,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	364,571
15,273	California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.230%, 3/15/2019	15,266
225,000	California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.560%, 7/15/2020	224,763
520,000	California Republic Auto Recievables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022	522,086
280,758	Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/2019	280,833
55,153	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	55,097
1,000,000	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022	1,000,797
325,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/2021, 144A	324,058
7,630	CPS Auto Receivables Trust, Series 2014-C, Class A, 1.310%, 2/15/2019, 144A	7,629
465,000	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	468,572
46,311	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	46,318
275,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	276,220
800,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	807,436
275,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	274,427
249,098	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	250,489

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$362,000	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	$365,934
470,000	Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.370%, 11/16/2020, 144A	470,436
230,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	231,671
275,000	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.610%, 8/16/2021, 144A	275,400
107,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	109,251
335,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	341,776
255,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	265,692
440,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	441,063
90,000	DT Auto Owner Trust, Series 2017-1A, Class C, 2.700%, 11/15/2022, 144A	90,166
300,000	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.820%, 5/16/2022, 144A	299,381
6,797	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	6,796
260,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	260,279
290,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	291,815
195,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	200,186
135,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A	134,817
160,000	Flagship Credit Auto Trust, Series 2016-4, Class B, 2.410%, 10/15/2021, 144A	159,509
230,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	232,226
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A	699,851
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	116,055
590,000	GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/2019	589,543
275,000	GM Financial Consumer Automobile, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A	274,871
490,000	Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4, 1.650%, 7/15/2020, 144A	488,667
275,000	Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A3, 1.880%, 8/17/2020, 144A	275,222
900,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.970%, 7/15/2020, 144A	900,910
595,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	595,481
120,000	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.190%, 9/15/2021, 144A	119,554
510,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	511,525
132,060	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A	132,005

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$505,000	Prestige Auto Receivables Trust, Series 2016-2A, Class A3, 1.760%, 1/15/2021, 144A	$503,040
188,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	189,310
500,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.890%, 6/15/2021	499,212
165,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/2021	164,871
265,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	264,973
800,000	Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.070%, 12/15/2021, 144A	798,304
295,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class B, 2.300%, 10/17/2022, 144A	294,900
143,193	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	142,922
1,330,000	World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.930%, 9/15/2022	1,330,180

		20,471,903

	ABS Credit Card – 3.2%
605,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022	606,344
630,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022	632,104
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	420,317
745,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023	748,081
1,085,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/2022	1,072,310
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	267,822
470,000	Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/2022	466,779
501,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	511,979
555,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	551,679
730,000	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024	728,959

		6,006,374

	ABS Home Equity – 1.2%
442,292	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	459,285
309,516	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	309,799
208,677	Colony American Homes, Series 2014-1A, Class A, 2.359%, 5/17/2031, 144A(b)	209,818
20,123	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.724%, 7/25/2021(b)(c)	18,774
13,852	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	14,013
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 3.066%, 10/25/2027(b)	512,838

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Home Equity – continued
$190,928	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	$191,295
802	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A(c)	793
169,636	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)	170,789
269,292	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(b)	271,130
74,152	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 3.152%, 5/01/2035(b)	75,666

		2,234,200

	ABS Other – 1.6%
14,115	CCG Receivables Trust, Series 2014-1, Class A2, 1.060%, 11/15/2021, 144A	14,110
131,963	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	132,753
30,363	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	30,049
423,077	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	427,308
61,079	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	61,158
385,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	388,838
350,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	358,188
226,955	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	232,202
212,829	Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	214,588
183,333	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	183,104
80,199	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	80,217
185,417	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	184,571
795,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.060%, 9/20/2021, 144A	797,876

		3,104,962

	ABS Student Loan – 0.9%
215,000	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	214,169
339,979	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.956%, 7/25/2025(b)	340,775
112,055	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	112,198
408,165	SoFi Professional Loan Program LLC, Series 2015-C, Class A2, 2.510%, 8/25/2033, 144A	408,753
295,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	297,002
305,783	South Carolina Student Loan Corp., Series 2010-1, Class A2, 2.156%, 7/25/2025(b)	308,046

		1,680,943

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Aerospace & Defense – 0.5%
$420,000	Northrop Grumman Corp., 3.200%, 2/01/2027	$422,885
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	449,158

		872,043

	Agency Commercial Mortgage-Backed Securities – 2.4%
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(b)	689,349
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	534,921
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	705,192
321,775	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	323,845
1,014,484	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	1,014,715
625,673	FHLMC Multifamily Structured Pass Through Certificates, Series KLH2, Class A, 1.695%, 11/25/2022(b)	628,025
568,573	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	568,824

		4,464,871

	Airlines – 0.0%
59,516	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	65,727

	Automotive – 2.5%
500,000	American Honda Finance Corp., MTN, 1.200%, 7/12/2019	495,219
425,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020	425,931
585,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	574,446
740,000	Daimler Finance North America LLC, 2.200%, 5/05/2020, 144A	739,995
220,000	Daimler Finance North America LLC, 2.450%, 5/18/2020, 144A	221,308
45,000	Delphi Automotive PLC, 3.150%, 11/19/2020	45,969
360,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	360,313
146,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	148,394
870,000	General Motors Financial Co., Inc., 3.950%, 4/13/2024	882,356
585,000	Hyundai Capital America, 3.100%, 4/05/2022, 144A	586,544
150,000	PACCAR Financial Corp., MTN, 1.200%, 8/12/2019	147,779

		4,628,254

	Banking – 16.2%
530,000	ABN AMRO Bank NV, 1.800%, 9/20/2019, 144A	526,725
515,000	American Express Credit Corp., MTN, 2.200%, 3/03/2020	517,451

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$116,000	Bank of America Corp., MTN, 6.875%, 4/25/2018	$120,713
49,000	Bank of Montreal, MTN, 1.400%, 9/11/2017	48,996
365,000	Bank of Montreal, MTN, 1.500%, 7/18/2019	361,572
545,000	Bank of Montreal, MTN, 2.100%, 12/12/2019	546,163
1,080,000	Bank of New York Mellon Corp. (The), MTN, 2.661%, 5/16/2023(b)	1,083,421
490,000	BNZ International Funding Ltd., 2.400%, 2/21/2020, 144A	492,058
750,000	Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019	742,904
750,000	Capital One Financial Corp., 2.500%, 5/12/2020	753,249
870,000	Citibank NA, 2.000%, 3/20/2019	873,249
370,000	Citigroup, Inc., 2.279%, 5/17/2024(b)	369,620
435,000	Citigroup, Inc., 2.750%, 4/25/2022	434,311
215,000	Citigroup, Inc., 2.900%, 12/08/2021	217,179
625,000	Citizens Bank NA, 2.250%, 3/02/2020	624,415
430,000	Citizens Bank NA, Series BKNT, 2.500%, 3/14/2019	433,019
250,000	Comerica Bank, 2.500%, 6/02/2020	250,545
970,000	Commonwealth Bank of Australia, 1.750%, 11/07/2019, 144A	961,661
335,000	Credit Suisse Group AG, 4.282%, 1/09/2028, 144A	346,283
735,000	Danske Bank AS, 2.200%, 3/02/2020, 144A	734,494
780,000	Fifth Third Bank, Series BKNT, 1.625%, 9/27/2019	772,390
215,000	Goldman Sachs Group, Inc. (The), 2.750%, 9/15/2020	217,590
920,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/05/2028(b)	923,652
259,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	264,788
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	186,545
1,035,000	JPMorgan Chase & Co., 1.771%, 3/09/2021(b)	1,033,996
1,080,000	JPMorgan Chase & Co., 3.220%, 3/01/2025(b)	1,082,029
246,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	251,527
585,000	JPMorgan Chase Bank NA, 1.650%, 9/23/2019	581,735
555,000	Key Bank NA, Series BKNT, 1.600%, 8/22/2019	550,887

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$910,000	KeyBank N.A., 2.400%, 6/09/2022	$905,850
532,000	Macquarie Bank Ltd., 1.600%, 10/27/2017, 144A	532,045
219,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	220,555
460,000	Mizuho Bank Ltd., 1.800%, 3/26/2018, 144A	460,336
855,000	Morgan Stanley, Series 3NC2, 1.982%, 2/14/2020(b)	858,506
535,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	553,998
1,080,000	National Australia Bank Ltd., GMTN, 2.500%, 5/22/2022	1,074,044
295,000	National Bank of Canada, 2.100%, 12/14/2018	296,361
540,000	Nordea Bank AB, 1.625%, 9/30/2019, 144A	535,675
845,000	Nordea Bank AB, 2.125%, 5/29/2020, 144A	845,913
315,000	Northern Trust Corp., 3.375%, 5/08/2032(b)	314,864
652,000	Royal Bank of Canada, GMTN, 1.625%, 4/15/2019	649,186
855,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022, 144A	866,049
380,000	Santander UK PLC, 2.500%, 3/14/2019	383,076
605,000	State Street Corp., 2.653%, 5/15/2023(b)	606,836
525,000	Svenska Handelsbanken AB, Series BKNT, 1.500%, 9/06/2019	519,753
840,000	U.S. Bank NA, 2.000%, 1/24/2020	843,618
920,000	UBS AG, 2.200%, 6/08/2020, 144A	920,368
455,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	465,985
755,000	Wells Fargo & Co., MTN, 3.300%, 9/09/2024	765,809
770,000	Wells Fargo Bank NA, 1.750%, 5/24/2019	768,506
750,000	Westpac Banking Corp., 2.500%, 6/28/2022	746,770

		30,437,270

	Brokerage – 0.2%
335,000	CBOE Holdings, Inc., 1.950%, 6/28/2019	334,885

	Building Materials – 0.6%
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	108,359
600,000	Martin Marietta Materials, Inc., 1.822%, 5/22/2020(b)	601,672
40,000	Masco Corp., 3.500%, 4/01/2021	41,079

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Building Materials – continued
$395,000	Masco Corp., 3.500%, 11/15/2027	$391,551
4,000	Masco Corp., 7.125%, 3/15/2020	4,484

		1,147,145

	Chemicals – 0.3%
107,000	Airgas, Inc., 3.050%, 8/01/2020	109,647
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,554
385,000	EI du Pont de Nemours & Co., 2.200%, 5/01/2020	387,090
45,000	Methanex Corp., 3.250%, 12/15/2019	45,236
95,000	Sherwin Williams Co. (The), 2.750%, 6/01/2022	94,943

		646,470

	Collateralized Mortgage Obligations – 1.7%
216,153	Government National Mortgage Association, Series 2014-H14, Class FA, 1.493%, 7/20/2064(b)	215,770
149,141	Government National Mortgage Association, Series 2014-H15, Class FA, 1.493%, 7/20/2064(b)	148,852
384,627	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	382,828
584,007	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	573,130
597,433	Government National Mortgage Association, Series 2016-H06, Class FC, 1.913%, 2/20/2066(b)	604,832
1,241,675	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.593%, 4/20/2066(b)	1,244,616

		3,170,028

	Construction Machinery – 0.9%
870,000	Caterpillar Financial Services Corp., MTN, 1.900%, 3/22/2019	873,274
325,000	Caterpillar Financial Services Corp., MTN, 2.400%, 6/06/2022	324,165
174,000	John Deere Capital Corp., 2.450%, 9/11/2020	175,856
350,000	John Deere Capital Corp., MTN, 1.950%, 6/22/2020	350,912

		1,724,207

	Consumer Cyclical Services – 0.6%
225,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019	226,708
645,000	eBay, Inc., 3.600%, 6/05/2027	637,459
350,000	Western Union Co. (The), 3.600%, 3/15/2022	356,720

		1,220,887

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Diversified Manufacturing – 0.4%
$80,000	Snap-on, Inc., 4.250%, 1/15/2018	81,100
615,000	United Technologies Corp., 2.800%, 5/04/2024	$616,906

		698,006

	Electric – 3.2%
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	117,642
1,035,000	Consolidated Edison, Inc., Series A, 2.000%, 3/15/2020	1,034,631
440,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	436,674
451,000	Exelon Corp., 2.450%, 4/15/2021	449,760
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	181,761
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	122,055
645,000	FirstEnergy Corp., Series B, 3.900%, 7/15/2027	647,063
395,000	Fortis, Inc., 2.100%, 10/04/2021, 144A	386,880
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	192,016
690,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019	682,140
280,000	NextEra Energy Capital Holdings, Inc., 1.649%, 9/01/2018	279,154
456,000	NextEra Energy Capital Holdings, Inc., Series F, 2.056%, 9/01/2017	456,213
273,000	Southern Co. (The), 2.750%, 6/15/2020	276,176
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	713,445

		5,975,610

	Food & Beverage – 1.2%
9,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	9,455
210,000	Dr Pepper Snapple Group, Inc., 3.430%, 6/15/2027, 144A	211,723
845,000	Molson Coors Brewing Co., 2.250%, 3/15/2020, 144A	845,013
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	140,728
1,070,000	Tyson Foods, Inc., 1.649%, 5/30/2019(b)	1,072,348

		2,279,267

	Government Owned - No Guarantee – 0.9%
397,000	Ecopetrol S.A., 5.875%, 9/18/2023	434,120
445,000	Petroleos Mexicanos, 6.375%, 2/04/2021	481,623

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Government Owned - No Guarantee – continued
$780,000	Sinopec Group Overseas Development 2016 Ltd., 1.750%, 9/29/2019, 144A	$770,281

		1,686,024

	Healthcare – 1.1%
41,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	41,589
750,000	Becton, Dickinson and Co., 2.133%, 6/06/2019	751,139
640,000	Cardinal Health, Inc., 1.948%, 6/14/2019	640,635
390,000	Express Scripts Holding Co., 3.500%, 6/15/2024	393,406
183,000	Life Technologies Corp., 6.000%, 3/01/2020	199,442
94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	100,082

		2,126,293

	Hybrid ARMs – 0.1%
60,280	FHLMC, 2.823%, 1/01/2035(b)	63,525
168,353	FHLMC, 3.146%, 5/01/2036(b)	178,657

		242,182

	Independent Energy – 0.2%
107,000	ConocoPhillips Co., 2.875%, 11/15/2021	108,718
179,000	Encana Corp., 6.500%, 5/15/2019	190,916

		299,634

	Industrial Other – 0.5%
600,000	CK Hutchison International 17 Ltd., 2.875%, 4/05/2022, 144A	602,616
440,000	Hutchison Whampoa International 14 Ltd., 1.625%, 10/31/2017, 144A	438,949

		1,041,565

	Integrated Energy – 1.0%
845,000	Cenovus Energy, Inc., 4.250%, 4/15/2027, 144A	804,970
1,030,000	Chevron Corp., 1.991%, 3/03/2020	1,032,687

		1,837,657

	Life Insurance – 1.7%
85,000	AIG Global Funding, 2.150%, 7/02/2020, 144A	84,939
535,000	Athene Global Funding, 2.750%, 4/20/2020, 144A	536,169
655,000	Bright House Financial, Inc., 3.700%, 6/22/2027, 144A	647,043
830,000	Jackson National Life Global Funding, 2.200%, 1/30/2020, 144A	830,240

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Life Insurance – continued
$390,000	New York Life Global Funding, 2.300%, 6/10/2022, 144A	$387,917
344,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018, 144A	344,740
63,000	Unum Group, 5.625%, 9/15/2020	68,927
295,000	Voya Financial, Inc., 3.125%, 7/15/2024	291,313

		3,191,288

	Media Entertainment – 1.1%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021	94,381
715,000	Moody’s Corp., 1.568%, 9/04/2018(b)	716,756
112,000	S&P Global, Inc, 3.300%, 8/14/2020	114,823
480,000	Walt Disney Co. (The), MTN, 1.950%, 3/04/2020	481,498
640,000	Walt Disney Co. (The), MTN, 2.950%, 6/15/2027	634,468

		2,041,926

	Metals & Mining – 0.0%
40,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	43,154
31,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	32,746

		75,900

	Midstream – 0.9%
440,000	Enbridge, Inc., 2.900%, 7/15/2022	439,120
255,000	Energy Transfer LP, 2.500%, 6/15/2018	256,251
60,000	Energy Transfer LP, 4.900%, 2/01/2024	63,314
255,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	262,130
160,000	Plains All American Pipeline LP/PAA Finance Corp., 3.850%, 10/15/2023	161,066
143,000	Williams Partners LP, 3.600%, 3/15/2022	146,097
455,000	Williams Partners LP, 3.750%, 6/15/2027	450,370

		1,778,348

	Mortgage Related – 3.4%
4,707	FHLMC, 3.000%, 10/01/2026	4,837
495	FHLMC, 6.500%, 1/01/2024	548
91	FHLMC, 8.000%, 7/01/2025	101
180	FNMA, 6.000%, 9/01/2021	183

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$238,982	GNMA, 4.303%, 2/20/2063(b)	$251,039
435,461	GNMA, 4.305%, 2/20/2063(b)	454,959
238,306	GNMA, 4.408%, 10/20/2066(b)	260,084
57,063	GNMA, 4.411%, 6/20/2066(b)	61,869
102,721	GNMA, 4.425%, 9/20/2066(b)	111,817
71,575	GNMA, 4.457%, 11/20/2066(b)	78,094
185,143	GNMA, 4.469%, 5/20/2062(b)	192,227
195,368	GNMA, 4.475%, 10/20/2062(b)	204,232
66,891	GNMA, 4.479%, 8/20/2066(b)	72,874
127,542	GNMA, 4.492%, 11/20/2066(b)	139,491
438,098	GNMA, 4.496%, 4/20/2063(b)	458,885
257,150	GNMA, 4.502%, 5/20/2062(b)	267,269
224,722	GNMA, 4.519%, 4/20/2063(b)	235,849
112,708	GNMA, 4.521%, 10/20/2066(b)	123,313
185,462	GNMA, 4.539%, 9/20/2066(b)	203,599
220,967	GNMA, 4.555%, 3/20/2062(b)	229,010
221,695	GNMA, 4.563%, 3/20/2063(b)	232,637
102,528	GNMA, 4.566%, 10/20/2066(b)	112,951
257,594	GNMA, 4.582%, 2/20/2063(b)	269,441
182,882	GNMA, 4.586%, 6/20/2062(b)	189,992
151,534	GNMA, 4.593%, 7/20/2062(b)	157,001
832,629	GNMA, 4.594%, 1/20/2067(b)	919,931
372,713	GNMA, 4.606%, 11/20/2064(b)	387,533
164,532	GNMA, 4.683%, 8/20/2061(b)	168,180
495,881	GNMA, 4.685%, 5/20/2064(b)	539,560
1,619	GNMA, 6.500%, 12/15/2023	1,786
212	GNMA, 8.500%, 9/15/2022	212

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$583	GNMA, 9.500%, 1/15/2019	598

		6,330,102

	Natural Gas – 0.5%
965,000	Sempra Energy, 1.625%, 10/07/2019	$956,188

	Non-Agency Commercial Mortgage-Backed Securities – 7.4%
9,320	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/2051	9,333
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050	583,070
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	516,197
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	363,625
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	1,003,434
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	536,268
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	275,304
84,913	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	86,393
232,393	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	235,657
205,578	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	216,364
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	493,729
730,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class A, 1.978%, 2/13/2032, 144A(b)	731,365
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	293,048
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	544,066
280,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	284,251
18,864	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 6.253%, 9/15/2039(b)	18,843
135,139	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	135,007
380,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	392,826
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	88,905
196,223	GP Portfolio Trust, Series 2014-GPP, Class A, 2.359%, 2/15/2027, 144A(b)	196,779
19,724	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	19,709
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	340,939
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	351,814
221,524	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	228,100

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	364,404
120,665	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	126,140
172,927	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 2.139%, 7/15/2031, 144A(b)	$173,031
520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.859%, 7/15/2036, 144A(b)	523,078
270,215	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	270,862
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.219%, 7/15/2046(b)	258,272
263,676	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	274,862
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	132,030
185,000	SCG Trust, Series 2013-SRP1, Class B, 3.659%, 11/15/2026, 144A(b)	178,763
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	500,934
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046	579,377
39,858	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	39,826
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	205,701
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060	1,330,648
201,568	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class A, 2.249%, 11/15/2029, 144A(b)	201,663
178,764	WFRBS Commercial Mortgage Trust, Series 2004-C19, Class A3, 3.660%, 3/15/2047	186,080
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	346,711
348,589	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	366,215

		14,003,623

	Pharmaceuticals – 1.0%
22,000	Amgen, Inc., 2.200%, 5/22/2019	22,134
640,000	AstraZeneca PLC, 2.375%, 6/12/2022	638,493
425,000	Novartis Capital Corp. (The), 1.800%, 2/14/2020	425,298
775,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	771,402

		1,857,327

	Property & Casualty Insurance – 0.3%
310,000	Kemper Corp., 4.350%, 2/15/2025	313,087
235,000	RenaissanceRe Finance, Inc., 3.450%, 7/01/2027	231,084

		544,171

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Railroads – 0.3%
$206,000	CSX Corp., 3.700%, 10/30/2020	215,256
27,000	CSX Corp., 6.150%, 5/01/2037	34,707
215,000	Union Pacific Corp., 3.646%, 2/15/2024	$227,361

		477,324

	REITs - Apartments – 0.2%
390,000	Mid-America Apartments LP, 3.600%, 6/01/2027	388,947

	REITs - Health Care – 0.6%
31,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	31,534
465,000	Omega Healthcare Investors, Inc., 4.750%, 1/15/2028	464,210
320,000	Physicians Realty LP, 4.300%, 3/15/2027	324,298
370,000	Ventas Realty LP, 3.850%, 4/01/2027	371,928

		1,191,970

	REITs - Shopping Centers – 0.6%
480,000	Brixmor Operating Partnership LP, 3.650%, 6/15/2024	472,302
435,000	Kimco Realty Corp., 3.800%, 4/01/2027	435,080
305,000	Regency Centers LP, 3.600%, 2/01/2027	302,897

		1,210,279

	REITs - Single Tenant – 0.3%
179,000	Realty Income Corp., 5.875%, 3/15/2035	213,872
315,000	Select Income REIT, 4.250%, 5/15/2024	312,184

		526,056

	Restaurants – 0.5%
1,030,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,036,160

	Retailers – 0.8%
425,000	Coach, Inc., 3.000%, 7/15/2022	419,035
1,080,000	Costco Wholesale Corp., 2.750%, 5/18/2024	1,079,794

		1,498,829

	Technology – 2.4%
45,000	Apple, Inc., 2.250%, 2/23/2021	45,298
380,000	Apple, Inc., 3.000%, 2/09/2024	385,763
580,000	Baidu, Inc., 3.625%, 7/06/2027	572,095

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Technology – continued
$450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022, 144A	455,660
120,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	125,808
246,000	HP, Inc., 4.300%, 6/01/2021	$261,454
72,000	Ingram Micro, Inc., 5.450%, 12/15/2024	73,984
89,000	Jabil, Inc., 5.625%, 12/15/2020	96,236
22,000	Jabil, Inc., 8.250%, 3/15/2018	22,880
470,000	Maxim Integrated Products, Inc., 3.450%, 6/15/2027	467,215
475,000	Pitney Bowes, Inc., 3.875%, 5/15/2022	474,879
730,000	QUALCOMM, Inc., 2.900%, 5/20/2024	728,510
655,000	Seagate HDD Cayman, 4.875%, 3/01/2024, 144A	667,580
77,000	Xerox Corp., 4.070%, 3/17/2022, 144A	79,050

		4,456,412

	Tobacco – 0.0%
5,000	Philip Morris International, Inc., 5.650%, 5/16/2018	5,172

	Transportation Services – 0.5%
430,000	TTX Co., 2.600%, 6/15/2020, 144A	430,187
435,000	United Parcel Service, Inc., 2.350%, 5/16/2022	436,438

		866,625

	Treasuries – 22.7%
12,260,000	U.S. Treasury Note, 1.750%, 5/31/2022	12,188,169
5,805,000	U.S. Treasury Note, 1.875%, 3/31/2022	5,808,402
3,260,000	U.S. Treasury Note, 2.125%, 12/31/2022	3,285,979
3,390,000	U.S. Treasury Note, 2.125%, 11/30/2023	3,401,519
3,205,000	U.S. Treasury Note, 2.250%, 1/31/2024	3,235,172
14,905,000	U.S. Treasury Note, 2.250%, 2/15/2027	14,835,721

		42,754,962

	Wirelines – 1.1%
400,000	Deutsche Telekom International Finance BV, 1.500%, 9/19/2019, 144A	394,688
790,000	Orange S.A., 1.625%, 11/03/2019	783,110

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Wirelines – continued
$870,000	Verizon Communications, Inc., 4.125%, 3/16/2027	898,518

		2,076,316

	Total Bonds and Notes (Identified Cost $185,617,697)	185,664,332

Short-Term Investments – 1.3%
2,454,725	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $2,454,795 on 7/03/2017 collateralized by $2,515,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $2,505,863 including accrued interest(d) (Identified Cost $2,454,725)	$2,454,725

Description	Value (†)
Total Investments – 99.9% (Identified Cost $188,072,422)(a)	188,119,057
Other assets less liabilities – 0.1%	123,426

Net Assets – 100.0%	$188,242,483

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2017, securities of the Fund were fair valued as follows:

Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 19,567	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized depreciation on investments based on a cost of $188,299,846 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$847,348
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,028,137)

Net unrealized depreciation	$(180,789)

(b)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of these securities amounted to $19,567 or less than 0.1% of net assets.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $42,979,402 or 22.8% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$2,214,633	$19,567	(a)	$2,234,200
All Other Non-Convertible Bonds*	—	183,430,132	—		183,430,132

Total Non-Convertible Bonds	—	185,644,765	19,567		185,664,332

Total Bonds and Notes	—	185,644,765	19,567		185,664,332

Short-Term Investments	—	2,454,725	—		2,454,725

Total	$—	$188,099,490	$19,567		$188,119,057

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or June 30, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$439,742	$—	$—	$—		$—	$—	$—	$(439,742)	$—	$—
ABS Home Equity	23,756	—	(811)	1,610		—	(25,623)	20,635	—	19,567	1,056

Total	$463,498	$—	$(811)	$1,610	$		$(25,623)	$20,635	$(439,742)	$19,567	$1,056

A debt security valued at $439,742 was transferred from Level 3 to Level 2 during the period ended June 30, 2017.    At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $20,635 was transferred from Level 2 to Level 3 during the period ended June 30, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2017, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2017 (Unaudited)

Treasuries	22.7%
Banking	16.2
ABS Car Loan	10.9
Non-Agency Commercial Mortgage-Backed Securities	7.4
Mortgage Related	3.4
ABS Credit Card	3.2
Electric	3.2
Automotive	2.5
Agency Commercial Mortgage-Backed Securities	2.4
Technology	2.4
Other Investments, less than 2% each	24.3
Short-Term Investments	1.3

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 82.8% of Net Assets

Non-Convertible Bonds – 78.5%

	ABS Home Equity – 0.0%
$34,169	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.162%, 7/25/2035(b)(c)	$31,527

	ABS Other – 3.4%
2,759,619	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(d)(e)	2,727,883
9,283,736	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	9,498,378
539,553	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	558,108
302,469	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	293,562
689,707	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	695,079

		13,773,010

	Aerospace & Defense – 0.3%
480,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	501,600
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	595,821

		1,097,421

	Airlines – 1.8%
277,822	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	292,061
495,375	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	515,051
88,881	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	95,992
71,945	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	76,082
80,292	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	83,991
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	859,975
612,151	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	673,366
720,741	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	818,041
1,391,777	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	1,537,023
736,162	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	764,688
431,600	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	497,721
834,977	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	896,331

		7,110,322

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – 3.2%
$840,000	Cummins, Inc., 5.650%, 3/01/2098	$917,138
10,935,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	11,263,630
540,000	General Motors Co., 5.200%, 4/01/2045	529,793

		12,710,561

	Banking – 8.5%
2,875,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,946,875
800,000	Bank of America Corp., 5.490%, 3/15/2019	841,945
400,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	411,911
683,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	694,669
750,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	827,004
1,045,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	795,836
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,197,334
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	4,856,282
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	712,498
4,110,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	4,257,080
1,291,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,519,339
665,000	Morgan Stanley, 2.500%, 1/24/2019	670,133
615,000	Morgan Stanley, 3.950%, 4/23/2027	620,545
1,215,000	Morgan Stanley, 4.350%, 9/08/2026	1,263,160
840,000	Morgan Stanley, 5.750%, 1/25/2021	929,405
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,636,082
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	429,978
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	996,828
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,950,583
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	364,795
1,500,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(f)	2,071,630

		33,993,912

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – 1.3%
$3,223,000	Jefferies Group LLC, 5.125%, 1/20/2023	$3,509,712
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,018,123
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	500,805
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	91,057

		5,119,697

	Building Materials – 0.7%
269,000	Masco Corp., 6.500%, 8/15/2032	329,079
133,000	Masco Corp., 7.750%, 8/01/2029	178,352
1,712,000	Owens Corning, 7.000%, 12/01/2036	2,224,664

		2,732,095

	Cable Satellite – 0.1%
15,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	14,669
185,000	Time Warner Cable LLC, 5.500%, 9/01/2041	198,813

		213,482

	Chemicals – 0.8%
2,995,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	3,085,449
140,000	Methanex Corp., 5.250%, 3/01/2022	147,534

		3,232,983

	Collateralized Mortgage Obligations – 0.1%
512,433	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	567,388
3,737	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020(c)	3,862

		571,250

	Consumer Products – 0.1%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	532,538

	Diversified Manufacturing – 2.6%
65,000	General Electric Co., GMTN, 3.100%, 1/09/2023	67,407
12,895,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	9,534,500
286,000	General Electric Co., Series A, MTN, 1.458%, 5/13/2024(b)	279,608
592,000	Snap-on, Inc., 6.700%, 3/01/2019	638,145

		10,519,660

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – 2.3%
$985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A	$1,427,945
797,453	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(d)(e)	315,879
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,710,179
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	780,628
1,322,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,572,171
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	680,314
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,554,161

		9,041,277

	Finance Companies – 2.7%
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	946,204
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,230,975
875,000	Navient Corp., MTN, 6.125%, 3/25/2024	901,250
4,297,000	Navient LLC, 5.500%, 1/25/2023	4,366,826
129,000	Navient LLC, MTN, 4.625%, 9/25/2017	129,323
159,000	Navient LLC, MTN, 5.500%, 1/15/2019	165,559
507,000	Navient LLC, MTN, 7.250%, 1/25/2022	553,897
983,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(e)	821,100
611,000	Springleaf Finance Corp., 5.250%, 12/15/2019	635,501

		10,750,635

	Government Guaranteed – 1.2%
5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	4,122,407
736,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	545,088

		4,667,495

	Government Owned - No Guarantee – 0.5%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	885,320
705,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	664,815
625,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	518,594

		2,068,729

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Health Insurance – 0.0%
$15,000	Cigna Corp., 7.875%, 5/15/2027	$20,127

	Healthcare – 0.6%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	706,345
1,520,000	HCA, Inc., 4.500%, 2/15/2027	1,563,700
42,000	HCA, Inc., 5.875%, 3/15/2022	46,567
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	262,160

		2,578,772

	Home Construction – 0.9%
2,536,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,542,340
1,105,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,154,725

		3,697,065

	Hybrid ARMs – 0.0%
18,025	FNMA, 2.815%, 2/01/2037(b)	18,665
30,406	FNMA, 3.153%, 9/01/2036(b)	32,360

		51,025

	Independent Energy – 1.7%
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	46,115
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	42,000
450,000	Continental Resources, Inc., 3.800%, 6/01/2024	412,029
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	76,400
1,632,000	EQT Corp., 6.500%, 4/01/2018	1,685,308
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,512,628
1,805,000	Noble Energy, Inc., 3.900%, 11/15/2024	1,854,753

		6,629,233

	Integrated Energy – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	547,687

	Life Insurance – 2.7%
50,000	American International Group, Inc., 4.125%, 2/15/2024	52,790
71,000	American International Group, Inc., 4.875%, 6/01/2022	77,905

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(d)(e)	$2,034,320
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	3,199,189
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	2,473,431
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,899,587

		10,737,222

	Local Authorities – 1.1%
2,407,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,899,490
3,412,400	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	2,687,453

		4,586,943

	Media Entertainment – 0.6%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	261,054
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	789,184
50,000	Viacom, Inc., 4.375%, 3/15/2043	44,445
845,000	Viacom, Inc., 5.250%, 4/01/2044	846,200
305,000	Viacom, Inc., 5.850%, 9/01/2043	329,370

		2,270,253

	Metals & Mining – 1.8%
319,000	ArcelorMittal, 6.750%, 2/25/2022	358,875
1,750,000	ArcelorMittal, 7.250%, 3/01/2041	1,929,375
387,000	ArcelorMittal, 7.500%, 10/15/2039	433,924
1,717,000	Freeport-McMoRan, Inc., 6.500%, 11/15/2020	1,762,071
1,571,000	United States Steel Corp., 7.500%, 3/15/2022	1,610,275
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	958,351

		7,052,871

	Midstream – 2.1%
159,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	167,745
1,265,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,611,012
1,330,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	1,313,392
152,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	166,711

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	$654,642
3,760,000	ONEOK Partners LP, 4.900%, 3/15/2025	4,025,776
55,000	ONEOK Partners LP, 6.200%, 9/15/2043	63,176
500,000	Williams Partners LP, 3.350%, 8/15/2022	502,684

		8,505,138

	Mortgage Related – 0.0%
215	FHLMC, 10.000%, with various maturities in 2018(g)	221
561	FNMA, 6.000%, 12/01/2018	630

		851

	Non-Agency Commercial Mortgage-Backed Securities – 1.0%
122,738	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 6.253%, 9/15/2039(b)	122,598
156,001	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	155,848
77,321	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	77,262
354,824	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	273,396
425,163	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.503%, 1/11/2043(b)	431,305
3,515,000	Original Wempi, Inc., 4.309%, 2/13/2024, (CAD)	2,828,046
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.813%, 3/15/2044, 144A(b)	87,582

		3,976,037

	Packaging – 0.5%
1,660,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,813,550

	Paper – 0.3%
704,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	922,841
175,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(e)	222,550
133,000	WestRock MWV LLC, 8.200%, 1/15/2030	187,240

		1,332,631

	Property & Casualty Insurance – 0.9%
87,000	MBIA Insurance Corp., 12.418%, 1/15/2033, 144A(h)	41,760
1,640,000	Old Republic International Corp., 4.875%, 10/01/2024	1,754,250
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,828,390

		3,624,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Railroads – 0.0%
$144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)(e)	$136,423

	REITs - Office Property – 0.2%
816,000	Highwoods Realty LP, 7.500%, 4/15/2018	849,305

	REITs - Single Tenant – 0.1%
109,000	Realty Income Corp., 5.750%, 1/15/2021	119,817
270,000	Realty Income Corp., 6.750%, 8/15/2019	294,880

		414,697

	Restaurants – 0.1%
463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	529,804

	Retailers – 0.0%
66,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	47,437

	Sovereigns – 1.7%
2,806,000	U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,828,504
1,851,000	U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,884,151
2,244,000	U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	2,287,085

		6,999,740

	Supermarkets – 0.7%
171,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	199,519
272,000	New Albertson’s, Inc., 7.450%, 8/01/2029	263,840
230,000	New Albertson’s, Inc., 7.750%, 6/15/2026	230,387
1,017,000	New Albertson’s, Inc., 8.000%, 5/01/2031	1,007,837
167,000	New Albertson’s, Inc., 8.700%, 5/01/2030	170,340
65,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	59,150
1,063,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,041,740

		2,972,813

	Supranational – 0.6%
3,321,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	2,474,496

	Technology – 1.5%
2,706,000	Corning, Inc., 7.250%, 8/15/2036	3,320,330

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Technology – continued
$990,000		KLA-Tencor Corp., 5.650%, 11/01/2034	$1,128,154
209,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	244,779
1,125,000		Western Digital Corp., 7.375%, 4/01/2023, 144A	1,236,094

			5,929,357

		Transportation Services – 0.2%
76,000		APL Ltd., 8.000%, 1/15/2024(d)(e)	70,680
717,000		ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	890,450

			961,130

		Treasuries – 23.7%
30,366,000		Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	23,066,031
26,800,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	20,935,330
51,425,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	446,281
87,450,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	721,496
255,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,504,435
265,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,536,697
737,400	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,343,687
175,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,094,766
1,165,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	7,647,869
1,675,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	1,286,803
10,896,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,444,655
15,641,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	2,009,242
3,986,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,197,761
10,035,000		U.S. Treasury Note, 0.750%, 10/31/2017	10,023,560
13,000,000		U.S. Treasury Note, 0.750%, 4/30/2018	12,943,125
5,000,000		U.S. Treasury Note, 0.750%, 9/30/2018	4,964,650

			95,166,388

		Wireless – 0.2%
10,630,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	553,144
178,000		Sprint Capital Corp., 6.875%, 11/15/2028	197,859

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$66,000	Sprint Communications, Inc., 6.000%, 11/15/2022	$69,960
25,000	Sprint Corp., 7.125%, 6/15/2024	27,813

		848,776

	Wirelines – 5.6%
1,985,000	AT&T, Inc., 2.625%, 12/01/2022	1,945,489
1,585,000	AT&T, Inc., 3.000%, 2/15/2022	1,592,060
1,860,000	AT&T, Inc., 3.950%, 1/15/2025	1,895,677
1,518,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,599,714
186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	184,605
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,598,670
926,000	Embarq Corp., 7.995%, 6/01/2036	935,260
228,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(i)	87,260
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(i)	38,690
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	399,950
1,856,000	Qwest Corp., 6.875%, 9/15/2033	1,826,291
1,117,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,181,071
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	457,672
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,577,225
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	656,132
6,725,000	Verizon Communications, Inc., 2.450%, 11/01/2022	6,591,939

		22,567,705

	Total Non-Convertible Bonds (Identified Cost $316,515,310)	315,488,470

Convertible Bonds – 3.7%

	Property & Casualty Insurance – 2.1%
6,526,000	Old Republic International Corp., 3.750%, 3/15/2018	8,259,469

	Technology – 1.6%
1,533,000	Intel Corp., 3.250%, 8/01/2039	2,533,282
402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	938,168

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$2,615,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	$2,994,175

		6,465,625

	Total Convertible Bonds (Identified Cost $10,966,725)	14,725,094

Municipals – 0.6%

	Illinois – 0.1%
315,000	State of Illinois, 5.100%, 6/01/2033	294,878

	Michigan – 0.2%
700,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	697,844

	Virginia – 0.3%
1,595,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,393,998

	Total Municipals (Identified Cost $2,535,349)	2,386,720

	Total Bonds and Notes (Identified Cost $330,017,384)	332,600,284

Shares
Common Stocks – 5.7%

	Automobiles – 0.3%
91,715	Ford Motor Co.	1,026,291

	Electronic Equipment, Instruments & Components – 5.4%
721,200	Corning, Inc.	21,672,060

	Total Common Stocks (Identified Cost $10,079,758)	22,698,351

Preferred Stocks – 0.8%

Convertible Preferred Stocks – 0.5%

	Banking – 0.2%
714	Bank of America Corp., Series L, 7.250%	901,061

	Energy – 0.2%
15,775	El Paso Energy Capital Trust I, 4.750%	790,327

	Midstream – 0.1%
4,353	Chesapeake Energy Corp., 5.000%	269,886

	Total Convertible Preferred Stocks (Identified Cost $1,679,488)	1,961,274

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – 0.3%

	Electric – 0.1%
213	Connecticut Light & Power Co. (The), 2.200%	$10,570
2,360	Union Electric Co., 4.500%	233,286

		243,856

	Metals & Mining – 0.2%
31,440	Arconic, Inc., 5.375%	1,125,552

	Total Non-Convertible Preferred Stocks (Identified Cost $1,585,757)	1,369,408

	Total Preferred Stocks (Identified Cost $3,265,245)	3,330,682

Principal Amount (‡)
Short-Term Investments – 9.8%
$14,905,000	Federal National Mortgage Association Discount Notes, 0.960%, 08/28/2017(j)	14,881,346
9,646,763	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $9,647,036 on 7/03/2017 collateralized by $9,675,000 U.S. Treasury Inflation Note, 0.250% due 1/15/2025 valued at $9,841,158 including accrued interest(k)	9,646,763
10,000,000	U.S. Treasury Bills, 0.790%-0.825%, 07/13/2017(j)(l)	9,997,850
5,000,000	U.S. Treasury Bills, 0.780%, 07/27/2017(j)	4,997,265

	Total Short-Term Investments (Identified Cost $39,523,260)	39,523,224

	Total Investments – 99.1% (Identified Cost $382,885,647)(a)	398,152,541
	Other assets less liabilities – 0.9%	3,546,308

	Net Assets – 100.0%	$401,698,849

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2017, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 12,001,455	3.0%	$35,389	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2017, the net unrealized appreciation on investments based on a cost of $384,350,164 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$36,282,009
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(22,479,632)

Net unrealized appreciation	$13,802,377

(b)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of these securities amounted to $35,389 or less than 0.1% of net assets.

(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2017, the value of these securities amounted to $12,001,455 or 3.0% of net assets.
(e)	Illiquid security.
(f)	Perpetual bond with no specified maturity date.
(g)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(h)	Non-income producing security.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $45,171,026 or 11.2% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$31,527	(b)	$31,527
ABS Other	—	11,045,127	2,727,883	(a)	13,773,010
Collateralized Mortgage Obligations	—	567,388	3,862	(b)	571,250
All Other Non-Convertible Bonds*	—	301,112,683	—		301,112,683

Total Non-Convertible Bonds	—	312,725,198	2,763,272		315,488,470

Convertible Bonds*	—	14,725,094	—		14,725,094
Municipals*	—	2,386,720	—		2,386,720

Total Bonds and Notes	—	329,837,012	2,763,272		332,600,284

Common Stocks*
Total Common Stocks	22,698,351	—	—		22,698,351

Preferred Stocks
Convertible Preferred Stocks
Midstream	—	269,886	—		269,886
All Other Convertible Preferred Stocks*	1,691,388	—	—		1,691,388

Total Convertible Preferred Stocks	1,691,388	269,886	—		1,961,274

Non-Convertible Preferred Stocks
Electric	—	243,856	—		243,856
All Other Non-Convertible Preferred Stocks*	1,125,552	—	—		1,125,552

Total Non-Convertible Preferred Stocks	1,125,552	243,856	—		1,369,408

Total Preferred Stocks	2,816,940	513,742	—		3,330,682

Short-Term Investments	—	39,523,224	—		39,523,224

Total	$25,515,291	$369,873,978	$2,763,272		$398,152,541

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or June 30, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$43,515	$—	$128	$1,228	$—	$(13,344)	$—	$—	$31,527	$1,228
ABS Other	3,413,077	—	1,091	(3,720)	—	(74,577)	—	(607,988)	2,727,883	(3,720)
Collateralized Mortgage Obligations	5,603	—	(47)	(7)	—	(1,687)	—	—	3,862	(7)
Non-Agency Commercial Mortgage-Backed Securities	2,738,247	—	(3,436)	5,189	—	(2,740,000)	—	—	—	—
Transportation Services	426,481	—	12,190	(7,335)	—	(431,336)	—	—	—	—

Total	$6,626,923	$—	$9,926	$(4,645)	$—	$(3,260,944)	$—	$(607,988)	$2,763,272	$(2,499)

A debt security valued at $607,988 was transferred from Level 3 to Level 2 during the period ended June 30, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2017 (Unaudited)

Treasuries	23.7%
Banking	8.7
Wirelines	5.6
Electronic Equipment, Instruments & Components	5.4
ABS Other	3.4
Automotive	3.2
Technology	3.1
Property & Casualty Insurance	3.0
Finance Companies	2.7
Life Insurance	2.7
Diversified Manufacturing	2.6
Electric	2.4
Midstream	2.2
Metals & Mining	2.0
Other Investments, less than 2% each	18.6
Short-Term Investments	9.8

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

Currency Exposure Summary at June 30, 2017 (Unaudited)

United States Dollar	71.6%
Canadian Dollar	14.7
Mexican Peso	4.4
New Zealand Dollar	3.7
British Pound	2.0
Other, less than 2% each	2.7

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 117.9% of Net Assets

	ABS Car Loan – 11.3%
$909,704	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	$909,749
1,840,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021(b)	1,854,335
1,440,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	1,454,520
5,060,000	Americredit Automobile Receivables Trust, Series 2016-4, Class C, 2.410%, 7/08/2022	5,043,254
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	646,731
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A(b)	2,636,970
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	299,226
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A(b)	4,375,270
3,480,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.630%, 12/20/2021, 144A(b)	3,460,369
2,430,000	California Republic Auto Receivables Trust, Series 2016-2, Class B, 2.520%, 5/16/2022	2,412,198
3,100,000	California Republic Auto ReceivablesTrust, Series 2017-1, Class C, 3.760%, 12/15/2023	3,102,743
1,347,050	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A(b)	1,345,684
1,835,000	CarNow Auto Receivables Trust, Series 2015-1A, Class C, 3.880%, 4/15/2020, 144A	1,834,046
2,315,653	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	2,282,832
2,225,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	2,274,965
1,610,000	CPS Auto Receivables Trust, Series 2015-B, Class C, 4.200%, 5/17/2021, 144A	1,629,270
1,745,000	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A	1,795,792
4,025,000	CPS Auto Trust, Series 2016-D, Class D, 4.530%, 1/17/2023, 144A	4,095,652
434,917	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A(b)	434,984
4,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A(b)	4,017,748
6,770,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	6,832,927
2,010,000	Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.910%, 5/17/2021, 144A(b)	2,041,028
7,550,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A	7,583,102
1,240,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	1,266,082
2,340,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	2,387,334
5,040,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	5,052,173

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$2,232,778	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A(b)	$2,237,681
2,000,000	First Investors Auto Owner Trust, Series 2014-1A, Class B, 2.260%, 1/15/2020, 144A	2,003,728
1,915,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	1,930,890
2,245,000	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A	2,251,335
5,530,000	Flagship Credit Auto Trust, Series 2014-2, Class B, 2.840%, 11/16/2020, 144A(b)	5,565,782
1,535,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	1,544,606
710,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	728,882
3,900,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A(b)	3,937,743
1,390,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,402,755
3,210,000	Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.270%, 7/25/2020, 144A(b)	3,183,452
1,740,525	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.940%, 11/15/2019, 144A	1,746,489
8,605,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A(b)	8,611,961
2,990,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A(b)	2,998,941
1,949,984	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A(b)	1,949,176
1,940,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/2021(b)	1,949,024
1,820,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	1,832,679
5,060,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/2022	5,066,310
1,515,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.290%, 9/15/2021, 144A	1,530,049
2,795,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class C, 2.830%, 5/17/2021, 144A	2,810,824

		124,351,291

	ABS Credit Card – 1.1%
2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022(b)	2,012,707
9,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(b)	9,416,943
1,000,000	World Financial Network Credit Card Master Trust, Series 2012-C, Class M, 3.320%, 8/15/2022	1,015,286

		12,444,936

	ABS Home Equity – 3.9%
2,016,100	Bayview Koitere Fund Trust, Series 2017-SPL3, Class B1, 4.250%, 11/28/2053, 144A(c)	2,111,008
2,727,467	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(b)	2,832,256
2,279,932	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(b)(c)	2,306,890

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Home Equity – continued
$2,251,704	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(b)(c)	$2,342,716
1,345,691	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1, Class A1, 3.598%, 1/28/2032, 144A(c)	1,342,893
3,360,422	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(c)	3,446,315
805,194	Bayview Opportunity Master Fund Trust, Series 16-RPL3, Class A1, 3.475%, 7/28/2031, 144A(c)	801,658
1,385,000	Bayview Opportunity Master Fund Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(c)	1,426,052
2,676,401	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A(b)	2,678,847
1,500,000	Colony American Homes, Series 2014-1A, Class B, 2.559%, 5/17/2031, 144A(c)	1,502,099
101,324	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.724%, 7/25/2021(c)(d)	94,535
102,091	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	103,280
285,596	Countrywide Home Equity Loan Trust, Series 2006-S7, Class A3, 5.712%, 11/25/2035(c)(d)	281,632
6,025,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 3.066%, 10/25/2027(b)(c)	6,179,701
3,551,594	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 3.083%, 5/19/2034(b)(c)	3,591,221
2,025,000	Home Partners of America Trust, Series 2016-1, Class D, 4.509%, 3/17/2033, 144A(c)	2,081,417
190,867	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(c)	190,947
626,743	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	627,948
111,157	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.162%, 7/25/2035(c)(d)	102,562
1,417,000	Progress Residential Trust, Series 2015-SFR3, 4.673%, 11/12/2032, 144A	1,467,095
81,894	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)	79,390
372,689	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(d)	348,195
15,834	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)	15,357
1,924,449	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)(c)	1,937,526
1,894,507	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(b)(c)	1,888,746
3,528,596	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 3.070%, 11/25/2036(c)	3,296,867

		43,077,153

	ABS Other – 4.3%
1,005,000	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A	1,006,562
1,977,135	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(c)	2,025,982
1,083,767	CLI Funding V LLC, Series 2014-1A, Class A, 3.290%, 6/18/2029, 144A	1,078,736

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Other – continued
$2,106,513	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	$2,119,130
1,348,261	Emerald Aviation Finance Ltd., Series 2013-1, Class A, 4.650%, 10/15/2038, 144A(c)	1,380,923
329,444	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	326,037
1,607,000	GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A4, 2.360%, 1/20/2023, 144A	1,607,899
2,375,000	Lendmark Funding Trust, Series 2017-1A, Class A, 2.830%, 1/22/2024, 144A(e)(f)	2,374,514
1,480,769	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	1,495,577
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(b)	9,500,491
4,160,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A	4,348,997
1,813,639	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	1,825,016
4,025,236	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(b)	4,118,301
142,625	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	142,349
2,425,513	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A	2,439,799
768,756	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	761,505
1,456,667	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,454,848
605,500	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	605,641
3,611,917	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A(b)	3,595,434
2,420,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.550%, 4/15/2021, 144A(e)(f)	2,420,590
1,962,285	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 3.489%, 7/15/2041, 144A(c)	1,962,279
635,000	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 1/20/2021, 144A	631,859

		47,222,469

	ABS Student Loan – 3.2%
1,825,000	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	1,817,948
1,868,388	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 2.098%, 7/01/2024(b)(c)	1,870,542
1,625,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 3.200%, 6/15/2032(c)	1,623,984
7,850,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 3.280%, 3/15/2033(c)	7,845,094
3,711,161	SLM Student Loan Trust, Series 2008-2, Class A3, 1.906%, 4/25/2023(c)	3,693,700
92,133	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	92,997
473,343	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 2.241%, 8/25/2032, 144A(c)	480,493
7,051,425	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(b)	7,082,597

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Student Loan – continued
$3,220,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(b)	$3,241,848
7,322,318	South Carolina Student Loan Corp., Series 2010-1, Class A2, 2.156%, 7/25/2025(b)(c)	7,376,503

		35,125,706

	ABS Whole Business – 0.3%
2,675,000	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	2,717,979
975,000	Five Guys Holdings, Inc., Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	980,506

		3,698,485

	Agency Commercial Mortgage-Backed Securities – 10.7%
14,155,000	Federal National Mortgage Association, Series 2015-M13, Class A2, 2.802%, 6/25/2025(c)	14,169,533
1,253,343	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.925%, 11/25/2022(c)	1,260,381
22,300,000	Federal National Mortgage Association, Series 2015-M8, Class A2, 2.900%, 1/25/2025(c)	22,641,951
6,043,000	Federal National Mortgage Association, Series 2016-M1, Class A2, 2.939%, 1/25/2026(c)	6,116,745
400,517,221	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.444%, 2/25/2023(b)(c)(g)	5,907,789
6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)(c)	6,430,908
85,413,459	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.360%, 4/25/2023(b)(c)(g)	1,038,986
34,500,329	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.910%, 10/25/2023(c)(g)	1,389,318
36,649,972	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.337%, 3/25/2024(c)(g)	2,362,630
39,571,325	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.872%, 9/25/2024(b)(c)(g)	1,753,089
78,377,895	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.500%, 3/25/2025(c)(g)	2,001,999
74,839,729	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.286%, 5/25/2025(c)(g)	922,295
37,466,351	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.739%, 7/25/2025(c)(g)	1,533,640
21,747,774	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.462%, 8/25/2025(c)(g)	519,493
42,871,984	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.686%, 9/25/2025(b)(c)(g)	1,619,468
17,671,765	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.808%, 11/25/2025(c)(g)	799,656
9,763,173	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 1.030%, 12/25/2025(c)(g)	610,188
17,099,001	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.318%, 1/25/2026(c)(g)	1,418,564
7,711,514	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.502%, 3/25/2026(c)(g)	748,248
8,725,396	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.327%, 7/25/2026(c)(g)	757,476
8,741,533	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 1.059%, 8/25/2026(c)(g)	603,532

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$26,114,737	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.437%, 9/25/2026(c)(g)	$658,133
94,962,072	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.201%, 10/25/2026(c)(g)	792,440
15,725,922	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 1.097%, 1/25/2031(c)(g)	1,430,722
3,309,793	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.476%, 1/25/2023(c)(d)(g)	167,333
52,468,604	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.431%, 8/25/2025(c)(g)	816,910
3,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS07, Class A2, 2.735%, 9/25/2025(b)	2,983,784
35,621,765	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.447%, 12/25/2026(c)(g)	754,679
1,960,081	FNMA, 3.340%, 3/01/2029	2,022,242
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)(c)	4,707,486
1,772,947	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(b)(c)	1,913,715
2,177,563	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051(b)	2,765,608
67,852,254	Government National Mortgage Association, Series 2012-85, Class IO, 0.808%, 9/16/2052(b)(c)(g)	3,154,492
11,997,672	Government National Mortgage Association, Series 2014-101, Class IO, 0.828%, 4/16/2056(c)(g)	691,214
18,271,260	Government National Mortgage Association, Series 2014-86, Class IO, 0.788%, 4/16/2056(c)(g)	906,894
72,486,748	Government National Mortgage Association, Series 2015-146, Class IB, 0.866%, 7/16/2055(b)(c)(g)	4,056,206
17,667,856	Government National Mortgage Association, Series 2015-171, Class IO, 0.893%, 11/16/2055(c)(g)	1,127,497
27,328,138	Government National Mortgage Association, Series 2015-189, Class IG, 0.932%, 1/16/2057(b)(c)(g)	1,766,912
18,181,916	Government National Mortgage Association, Series 2015-21, Class IO, 1.034%, 7/16/2056(c)(g)	1,195,943
38,127,807	Government National Mortgage Association, Series 2015-32, Class IO, 0.896%, 9/16/2049(b)(c)(g)	2,291,874
13,139,706	Government National Mortgage Association, Series 2015-68, Class IO, 0.795%, 7/16/2057(c)(g)	761,668
46,042,371	Government National Mortgage Association, Series 2015-70, Class IO, 1.072%, 12/16/2049(b)(c)(g)	3,009,136
36,079,234	Government National Mortgage Association, Series 2015-73, Class IO, 0.813%, 11/16/2055(b)(c)(g)	2,052,746
56,251,150	Government National Mortgage Association, Series 2016-6, Class IO, 0.754%, 2/16/2051(b)(c)(g)	2,847,782

		117,481,305

	Collateralized Mortgage Obligations – 25.5%
127,839	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)(d)	141,012
101,789	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(b)	113,090
1,153,735	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 12.103%, 6/15/2023(c)	1,333,108
484,011	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033	517,472

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$219,417	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(b)(d)(g)	$57,390
228,817	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 7.499%, 11/15/2033(c)(d)	234,772
3,082,824	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 1.409%, 10/15/2034(b)(c)	3,089,889
7,444,567	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(b)	8,242,954
3,546,008	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 15.376%, 5/15/2035(b)(c)	4,681,085
8,152,622	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 6.041%, 5/15/2036(b)(c)(g)	1,804,130
2,335,040	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 5.091%, 2/15/2038(c)(d)(g)	346,671
1,598,714	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 13.308%, 2/15/2038(b)(c)	2,022,353
1,611,364	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.104%, 6/15/2048(b)	1,540,757
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	506,132
1,763,790	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.218%, 12/15/2036(b)	1,862,226
1,188,808	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 1.659%, 12/15/2037(c)	1,193,522
1,937,290	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 7.582%, 1/15/2041(b)(c)	2,169,013
361,260	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 7.099%, 2/15/2041(c)	371,466
2,037,415	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 1.559%, 5/15/2037(b)(c)	2,044,867
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 18.206%, 8/15/2040(b)(c)	3,128,868
4,919,193	Federal Home Loan Mortgage Corp., REMIC, Series 4097, 4.991%, 8/15/2032(c)(g)	626,872
1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043(b)	1,784,826
1,711,261	Federal Home Loan Mortgage Corp., REMIC, Series 4238, Class FD, 1.459%, 2/15/2042(b)(c)	1,708,701
16,506,248	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.764%, 6/15/2039(c)(g)	993,645
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	712,399
357,917	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)(d)	382,120
425,382	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)(d)	446,775
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,421,686
667,938	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(b)(d)(g)	118,355
914,213	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 1.559%, 11/15/2040(c)	915,441
280,657	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 6.034%, 1/25/2024(c)(d)(g)	34,335
1,548,943	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(b)(c)	1,632,765

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,700,841	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035(b)	$2,080,258
3,087,032	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 19.741%, 6/25/2036(b)(c)	4,396,484
161,060	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 6.084%, 8/25/2036(c)(d)(g)	28,133
805,292	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 26.920%, 8/25/2036(c)	1,402,878
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(b)	1,009,838
2,181,698	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.430%, 8/25/2038(b)(c)	2,301,748
526,377	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.681%, 11/25/2038(c)	553,209
1,369,871	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.730%, 3/25/2039(b)(c)	1,365,136
120,301	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	126,683
283,251	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 4.913%, 12/25/2039(c)	289,467
3,979,742	Federal National Mortgage Association, REMIC, Series 2010-95, Class FB, 1.616%, 9/25/2040(b)(c)	3,985,695
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 6.650%, 11/25/2040(c)	513,084
7,214,793	Federal National Mortgage Association, REMIC, Series 2012-112, Class DA, 3.000%, 10/25/2042(b)	7,223,726
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 9.189%, 7/25/2043(b)(c)	1,921,289
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 4.574%, 3/25/2043(c)	866,408
722,847	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 4.199%, 4/25/2033(c)	732,139
5,426,753	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 4.934%, 8/25/2042(b)(c)(g)	923,838
139,555	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)(d)	146,628
1,845,566	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(b)(c)	2,114,171
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	682,964
2,878,441	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(b)(c)	2,682,827
19,172,808	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 4.884%, 10/25/2034(b)(c)(g)	2,922,095
2,255,251	Federal National Mortgage Association, REMIC, Series 2016-32, Class TG, 4.500%, 1/25/2043(b)(c)	2,139,794
873,761	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(b)(d)(g)	201,827
188,757	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)(g)	47,257
930,140	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(b)(d)(g)	212,262
176,694	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(b)(d)(g)	34,160
1,977,638	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(b)(d)(g)	361,209

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$834,597	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(b)(d)(g)	$171,496
480,856	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(b)(d)(g)	103,545
976,974	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(b)(d)(g)	212,832
467,002	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(b)(d)(g)	100,443
548,011	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(b)(d)(g)	125,093
689,879	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(b)(d)(g)	155,371
628,664	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(b)(d)(g)	122,534
296,560	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)(g)	56,518
395,180	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(b)(d)(g)	85,863
253,975	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)(g)	53,273
77,107	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(b)(d)(g)	15,922
2,307,927	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)(g)	434,225
750,027	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(b)(d)(g)	162,250
729,081	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)(g)	148,744
670,373	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)(g)	94,415
392,836	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(b)(d)(g)	73,944
62,663	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)(g)	12,187
9,046,487	FHLMC, Series 277, Class 30, 3.000%, 9/15/2042(b)	8,987,269
10,797,357	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.508%, 12/25/2021(c)(g)	535,707
5,000,029	Government National Mortgage Association, Series 2006-46, Class IO, 0.466%, 4/16/2046(c)(d)(g)	75,767
2,655,210	Government National Mortgage Association, Series 2006-51, Class IO, 0.957%, 8/16/2046(b)(c)(d)(g)	80,995
7,281,686	Government National Mortgage Association, Series 2009-114, Class IO, Zero Coupon, 10/16/2049(c)(d)(g)	66,713
255,146	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(d)	309,208
11,332,047	Government National Mortgage Association, Series 2010-124, Class X, 0.368%, 12/16/2052(b)(c)(d)(g)	177,916
396,192	Government National Mortgage Association, Series 2010-49, Class IA, 1.509%, 10/16/2052(c)(d)(g)	22,516
735,544	Government National Mortgage Association, Series 2010-H20, Class AF, 1.323%, 10/20/2060(c)	730,329
2,609,348	Government National Mortgage Association, Series 2010-H22, Class FE, 1.343%, 5/20/2059(b)(c)	2,602,156
8,318,190	Government National Mortgage Association, Series 2011-119, Class IO, 0.551%, 8/16/2051(c)(d)(g)	202,910

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$37,762,374	Government National Mortgage Association, Series 2011-121, Class IO, 0.748%, 6/16/2043(b)(c)(d)(g)	$727,145
18,888,442	Government National Mortgage Association, Series 2011-161, Class IO, 0.595%, 4/16/2045(c)(g)	420,171
8,619,411	Government National Mortgage Association, Series 2011-38, Class IO, 0.065%, 4/16/2053(b)(c)(d)(g)	158,798
3,217,030	Government National Mortgage Association, Series 2011-53, Class IO, 0.459%, 5/16/2051(b)(c)(d)(g)	86,221
1,328,163	Government National Mortgage Association, Series 2011-H01, Class AF, 1.443%, 11/20/2060(c)	1,323,945
589,944	Government National Mortgage Association, Series 2011-H21, Class FT, 1.760%, 10/20/2061(c)	595,659
15,907,576	Government National Mortgage Association, Series 2012-100, Class IC, 1.367%, 9/16/2050(c)(g)	1,027,623
12,094,567	Government National Mortgage Association, Series 2012-111, Class IC, 1.267%, 9/16/2050(c)(d)(g)	734,810
64,254,092	Government National Mortgage Association, Series 2012-142, Class IO, 1.028%, 4/16/2054(b)(c)(g)	2,841,239
19,480,664	Government National Mortgage Association, Series 2012-23, Class IO, 0.856%, 6/16/2053(b)(c)(d)(g)	623,815
35,962,053	Government National Mortgage Association, Series 2012-55, Class IO, 0.777%, 4/16/2052(b)(c)(d)(g)	947,112
21,484,902	Government National Mortgage Association, Series 2012-70, Class IO, 0.531%, 8/16/2052(b)(c)(d)(g)	552,964
19,663,613	Government National Mortgage Association, Series 2012-79, Class IO, 0.808%, 3/16/2053(c)(d)(g)	831,137
7,985,353	Government National Mortgage Association, Series 2012-H08, Class FA, 1.593%, 1/20/2062(b)(c)	8,010,788
1,218,252	Government National Mortgage Association, Series 2012-H11, Class GA, 1.573%, 5/20/2062(c)	1,220,163
824,725	Government National Mortgage Association, Series 2012-H16, Class HA, 2.000%, 7/20/2062	821,718
2,330,991	Government National Mortgage Association, Series 2012-H20, Class BA, 1.553%, 9/20/2062(b)(c)	2,335,378
1,283,210	Government National Mortgage Association, Series 2012-H22, Class HD, 5.258%, 1/20/2061(c)	1,396,665
2,592,734	Government National Mortgage Association, Series 2012-H24, Class FD, 1.583%, 9/20/2062(b)(c)	2,598,270
318,039	Government National Mortgage Association, Series 2012-H24, Class FE, 1.593%, 10/20/2062(c)	317,051
18,467,974	Government National Mortgage Association, Series 2012-H24, Class HI, 1.194%, 10/20/2062(c)(d)(g)	743,740
4,476,843	Government National Mortgage Association, Series 2012-H26, Class BA, 1.343%, 10/20/2062(b)(c)	4,456,559
1,978,572	Government National Mortgage Association, Series 2012-H27, Class FA, 1.393%, 10/20/2062(b)(c)	1,972,494
2,011,512	Government National Mortgage Association, Series 2012-H27, Class FB, 1.493%, 10/20/2062(b)(c)	2,014,995
2,800,046	Government National Mortgage Association, Series 2012-H30, Class GA, 1.343%, 12/20/2062(b)(c)	2,782,043
5,347,127	Government National Mortgage Association, Series 2013-175, Class IO, 0.709%, 5/16/2055(c)(d)(g)	194,637
39,169,072	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(b)	39,001,569
22,906,596	Government National Mortgage Association, Series 2013-H16, Class AI, 1.626%, 7/20/2063(c)(g)	1,352,921

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$16,297,501	Government National Mortgage Association, Series 2013-H18, Class EI, 1.729%, 7/20/2063(c)(g)	$1,190,272
2,680,049	Government National Mortgage Association, Series 2013-H18, Class JI, 1.389%, 8/20/2063(c)(d)(g)	128,450
1,627,292	Government National Mortgage Association, Series 2013-H21, Class FB, 1.693%, 9/20/2063(c)	1,635,623
304,996	Government National Mortgage Association, Series 2013-H22, Class FT, 1.710%, 4/20/2063(c)	307,540
43,837,061	Government National Mortgage Association, Series 2014-130, Class IB, 0.908%, 8/16/2054(b)(c)(g)	2,280,912
168,525	Government National Mortgage Association, Series 2014-160, Class ST, 6.500%, 10/20/2044(c)(d)	166,456
37,761,468	Government National Mortgage Association, Series 2014-24, Class IX, 0.780%, 1/16/2054(b)(c)(g)	1,582,693
26,923,548	Government National Mortgage Association, Series 2014-70, Class IO, 0.971%, 3/16/2049(b)(c)(g)	1,335,246
14,388,094	Government National Mortgage Association, Series 2014-H03, Class FS, 1.643%, 2/20/2064(b)(c)	14,455,796
4,291,489	Government National Mortgage Association, Series 2014-H05, Class FB, 1.593%, 12/20/2063(b)(c)	4,299,802
3,559,508	Government National Mortgage Association, Series 2014-H06, Class FA, 1.563%, 3/20/2064(b)(c)	3,568,003
8,206,966	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.601%, 6/20/2064(b)(c)	9,052,806
3,355,486	Government National Mortgage Association, Series 2014-H14, Class FA, 1.493%, 7/20/2064(b)(c)	3,349,538
2,429,884	Government National Mortgage Association, Series 2014-H15, Class FA, 1.493%, 7/20/2064(b)(c)	2,425,176
44,977,318	Government National Mortgage Association, Series 2015-120, Class IO, 0.913%, 3/16/2057(b)(c)(g)	2,808,968
1,580,207	Government National Mortgage Association, Series 2015-39, Class SN, 3.134%, 3/20/2045(b)(c)	1,609,110
3,773,578	Government National Mortgage Association, Series 2015-H05, Class FA, 1.293%, 4/20/2061(b)(c)	3,773,029
6,087,430	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(b)	5,974,058
4,662,301	Government National Mortgage Association, Series 2015-H13, Class FL, 1.273%, 5/20/2063(b)(c)	4,660,854
1,626,093	Government National Mortgage Association, Series 2015-H29, Class FA, 1.693%, 10/20/2065(b)(c)	1,631,919
107,525	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.590%, 9/20/2065(c)(d)	117,127
1,174,252	Government National Mortgage Association, Series 2015-H30, Class FA, 1.673%, 8/20/2061(c)	1,178,186
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	1,652,693
1,788,030	Government National Mortgage Association, Series 2016-23, Class PA, 5.721%, 7/20/2037(b)(c)	1,971,371
4,428,030	Government National Mortgage Association, Series 2016-H06, Class FC, 1.913%, 2/20/2066(b)(c)	4,482,874
28,775,501	Government National Mortgage Association, Series 2016-H09, Class JI, 2.327%, 4/20/2066(b)(c)(g)	2,958,481
5,555,591	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.593%, 4/20/2066(b)(c)	5,568,749
2,815,343	Government National Mortgage Association, Series 2016-H13, Class FT, 1.573%, 5/20/2066(b)(c)	2,819,828

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$523,271	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.551%, 8/20/2063(c)(d)	$545,120
517,144	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.485%, 8/20/2066(c)(d)	567,475
519,270	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.061%, 6/20/2061(c)(d)	532,958
2,597,105	Government National Mortgage Association, Series 2016-H19, Class FC, 1.393%, 8/20/2066(b)(c)	2,594,092
3,550,404	Government National Mortgage Association, Series 2016-H19, Class FE, 1.363%, 6/20/2061(b)(c)	3,551,924
2,712,539	Government National Mortgage Association, Series 2016-H19, Class FJ, 1.393%, 9/20/2063(b)(c)	2,701,263

		280,932,067

	Hybrid ARMs – 1.2%
99,332	FHLMC, 2.823%, 1/01/2035(b)(c)	104,678
1,763,899	FHLMC, 2.907%, 6/01/2035(b)(c)	1,851,418
193,465	FHLMC, 2.937%, 1/01/2036(b)(c)	204,330
1,145,051	FHLMC, 3.815%, 2/01/2037(b)(c)	1,221,817
230,941	FNMA, 2.670%, 10/01/2035(b)(c)	236,734
456,223	FNMA, 2.815%, 2/01/2037(b)(c)	472,438
874,146	FNMA, 2.826%, 9/01/2034(b)(c)	916,683
2,217,435	FNMA, 2.915%, 6/01/2034(b)(c)	2,332,629
1,762,298	FNMA, 3.112%, 8/01/2038(b)(c)	1,857,234
389,897	FNMA, 3.153%, 9/01/2036(b)(c)	414,953
3,084,609	FNMA, 3.351%, 9/01/2037(b)(c)	3,242,689

		12,855,603

	Mortgage Related – 45.6%
1,698,240	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 14.457%, 2/15/2038(b)(c)	2,212,906
3,910,187	FHLMC, 3.500%, with various maturities from 2042 to 2046(b)(h)	4,030,490
777,594	FHLMC, 4.000%, 9/01/2045	818,423
66,015	FHLMC, 5.000%, 9/01/2035	72,225
4,026,172	FNMA, 4.000%, with various maturities from 2041 to 2052(h)	4,233,936
1,722,709	FNMA, 4.500%, 5/01/2045(b)	1,850,170
510,321	FNMA, 5.500%, 8/01/2034(b)	575,711
5,692	FNMA, 6.000%, 10/01/2034	6,490

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$13,345,000	FNMA (TBA), 2.500%, 8/01/2032(i)	$13,396,380
32,995,000	FNMA (TBA), 3.000%, 8/01/2047(i)	32,899,485
107,635,000	FNMA (TBA), 3.500%, 8/01/2047(i)	110,362,757
121,695,000	FNMA (TBA), 4.000%, 8/01/2047(i)	127,715,571
751,505	GNMA, 1.513%, 8/20/2063(c)	753,693
1,893,290	GNMA, 2.716%, 2/20/2061(b)(c)	1,970,702
447,006	GNMA, 2.718%, 7/20/2060(c)	465,222
314,649	GNMA, 2.749%, 9/20/2060(c)	328,402
2,555,106	GNMA, 3.000%, 2/20/2063(b)(c)	2,676,887
1,122,191	GNMA, 3.347%, 6/20/2065(c)	1,205,712
1,355,649	GNMA, 4.294%, 3/20/2063(c)	1,421,399
1,780,481	GNMA, 4.427%, 5/20/2063(b)(c)	1,875,959
3,481,542	GNMA, 4.443%, 2/20/2063(b)(c)	3,645,588
3,656,896	GNMA, 4.480%, with various maturities from 2062 to 2063(b)(c)(h)	3,821,126
1,990,370	GNMA, 4.484%, 4/20/2063(b)(c)	2,087,572
864,660	GNMA, 4.497%, 7/20/2062(c)	901,771
1,358,551	GNMA, 4.504%, 8/20/2063(c)	1,430,748
1,563,373	GNMA, 4.510%, 1/20/2062(b)(c)	1,615,714
1,893,420	GNMA, 4.513%, with various maturities from 2061 to 2066(b)(c)(h)	2,033,041
2,192,146	GNMA, 4.515%, 2/20/2067(b)(c)	2,410,826
359,487	GNMA, 4.517%, 10/20/2061(c)	369,746
3,983,132	GNMA, 4.522%, 4/20/2067(c)	4,394,937
2,707,964	GNMA, 4.527%, 12/20/2061(b)(c)	2,796,349
1,132,949	GNMA, 4.528%, 1/20/2063(c)	1,184,026
5,195,145	GNMA, 4.530%, with various maturities in 2064(b)(c)(h)	5,574,476
1,244,905	GNMA, 4.531%, 12/20/2061(c)	1,279,318
476,964	GNMA, 4.536%, 1/20/2063(c)	499,264
999,316	GNMA, 4.538%, 6/20/2062(c)	1,033,875

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$2,403,894	GNMA, 4.544%, 12/20/2066(b)(c)	$2,643,514
3,336,435	GNMA, 4.548%, 12/20/2064(b)(c)	3,612,278
12,000,000	GNMA, 4.555%, 6/20/2067	13,310,625
4,777,620	GNMA, 4.556%, 3/20/2063(b)(c)	4,999,965
893,256	GNMA, 4.564%, 9/20/2063(c)	960,103
7,320,022	GNMA, 4.566%, with various maturities from 2065 to 2067(b)(c)(h)	7,968,356
520,870	GNMA, 4.569%, 2/20/2066(c)	564,406
1,665,822	GNMA, 4.570%, 1/20/2067(b)(c)	1,749,259
4,380,266	GNMA, 4.576%, 6/20/2063(b)(c)	4,611,924
1,566,455	GNMA, 4.587%, 1/20/2067(b)(c)	1,726,719
4,141,297	GNMA, 4.589%, 3/20/2062(b)(c)	4,264,276
979,422	GNMA, 4.592%, 6/20/2061(c)	1,004,236
1,450,820	GNMA, 4.600%, 5/20/2067(c)	1,577,427
2,009,686	GNMA, 4.605%, 5/20/2067(c)	2,236,126
874,321	GNMA, 4.607%, 7/20/2062(c)	911,708
4,016,195	GNMA, 4.614%, 8/20/2066(b)(c)	4,431,872
1,114,975	GNMA, 4.621%, 4/20/2067(c)	1,232,140
743,266	GNMA, 4.622%, 10/20/2061(c)	762,198
538,590	GNMA, 4.625%, 3/20/2062(c)	556,210
835,828	GNMA, 4.627%, 6/20/2062(c)	866,822
1,537,193	GNMA, 4.633%, 12/20/2063(c)	1,656,954
1,299,814	GNMA, 4.634%, 8/20/2061(c)	1,333,636
4,184,867	GNMA, 4.654%, with various maturities from 2062 to 2067(b)(c)(h)	4,610,319
3,849,516	GNMA, 4.660%, 10/20/2061(b)(c)	3,951,465
1,095,529	GNMA, 4.671%, 10/20/2064(c)	1,188,890
7,979,740	GNMA, 4.672%, 2/20/2062(b)(c)	8,252,604
9,738,208	GNMA, 4.681%, with various maturities from 2061 to 2063(b)(c)(h)	10,067,136
2,485,198	GNMA, 4.682%, 7/20/2063(b)(c)	2,576,579

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$2,246,603	GNMA, 4.683%, with various maturities from 2061 to 2063(c)(h)	$2,349,626
1,571,691	GNMA, 4.685%, 5/20/2064(b)(c)	1,710,132
4,831,987	GNMA, 4.700%, with various maturities in 2061(b)(c)(h)	4,940,921
618,983	GNMA, 4.718%, 12/20/2063(c)	669,471
1,622,800	GNMA, 4.738%, 6/20/2061(b)(c)	1,662,724
946,684	GNMA, 4.741%, 8/20/2062(c)	979,533
571,488	GNMA, 4.797%, 5/20/2061(c)	583,671
2,410,584	GNMA, 4.807%, 5/20/2061(b)(c)	2,461,148
565,829	GNMA, 4.896%, 1/20/2062(c)	594,619
58,350	GNMA, 5.500%, with various maturities in 2059(c)(h)	59,155
303,695	GNMA, 6.572%, 5/20/2061(c)	317,893
3,645,864	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(b)	3,642,954
2,347,398	Government National Mortgage Association, Series 2013-H13, Class SI, 1.297%, 6/20/2063(c)(d)(g)	130,838
3,366,870	Government National Mortgage Association, Series 2013-H22, Class FB, 1.693%, 8/20/2063(b)(c)	3,384,085
23,678,312	Government National Mortgage Association, Series 2014-H24, Class HI, 0.938%, 9/20/2064(c)(g)	1,065,524
12,794,045	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.621%, 10/20/2064(b)(c)	14,416,037
16,005,350	Government National Mortgage Association, Series 2015-H04, Class FL, 1.463%, 2/20/2065(b)(c)	15,957,468
2,390,664	Government National Mortgage Association, Series 2015-H12, Class FL, 1.223%, 5/20/2065(b)(c)	2,369,362
4,123,554	Government National Mortgage Association, Series 2015-H19, Class FA, 1.193%, 4/20/2063(b)(c)	4,119,176
757,680	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.959%, 3/20/2065(c)	814,528
21,061,091	Government National Mortgage Association, Series 2016-H01, Class AI, 1.935%, 1/20/2066(b)(c)(g)	1,941,569

		501,749,078

	Non-Agency Commercial Mortgage-Backed Securities – 10.8%
349,977	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/2051	350,446
7,717,668	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, 2.559%, 12/15/2027, 144A(b)(c)	7,727,349
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(b)	2,429,743
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2023(b)(c)	2,766,220
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	1,241,260
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(b)	2,810,082

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	$1,371,550
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047(b)	2,645,146
1,220,000	Commercial Mortgage Pass Through Certificates, Series2014-UBS2, Class A4, 3.691%, 3/10/2047	1,268,303
2,605,000	Commercial Mortgage Trust, Series 2013-CR6, Class A4, 3.101%, 3/10/2046(b)	2,661,577
3,110,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048(b)	3,157,214
3,015,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 4.159%, 10/15/2034, 144A(c)	3,030,106
164,861	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 6.253%, 9/15/2039(c)	164,674
3,348,753	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)(c)	3,345,467
2,020,706	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.520%, 2/15/2041(b)(c)	2,023,594
2,450,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(b)	2,532,697
2,248,520	GP Portfolio Trust, Series 2014-GPP, Class A, 2.359%, 2/15/2027, 144A(b)(c)	2,254,897
930,230	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049(b)	929,527
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.550%, 12/10/2027, 144A(b)(c)	5,283,452
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)(c)	5,790,944
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(b)(c)	3,802,953
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047(b)	3,123,679
2,997,458	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047(b)	3,086,443
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,500,748
6,465,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 2.059%, 10/15/2029, 144A(b)(c)	6,464,996
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047(b)	1,701,865
1,898,770	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 2.139%, 7/15/2031, 144A(b)(c)	1,899,918
3,025,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 5.659%, 7/15/2036, 144A(b)(c)	3,055,170
3,149,130	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049(b)	3,151,558
2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048(b)	2,797,846
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047(b)	3,533,817
4,114,395	Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044(b)	4,136,609
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.666%, 6/15/2044, 144A(c)	1,036,581

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.704%, 3/11/2031, 144A(c)	$3,371,215
680,000	SCG Trust, Series 2013-SRP1, Class A, 2.809%, 11/15/2026, 144A(c)	674,850
905,000	SCG Trust, Series 2013-SRP1, Class B, 3.659%, 11/15/2026, 144A(c)	874,487
2,100,000	Starwood Retail Property Trust, Inc., 2.347%, 11/15/2027, 144A(b)(c)	2,079,114
6,500,000	Starwood Retail Property Trust, Inc., 2.777%, 11/15/2027, 144A(b)(c)	6,370,590
710,480	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046(b)	709,915
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(b)	4,167,100
1,465,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	1,529,874
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,733,823
4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(b)	4,866,212

		119,453,611

	Total Bonds and Notes (Identified Cost $1,326,088,442)	1,298,391,704

Short-Term Investments – 8.9%
11,000,000	Federal Home Loan Bank Discount Notes, 0.670%, 8/18/2017(j)	10,985,667
67,000,000	Federal Home Loan Bank Discount Notes, 0.765-0.850%, 8/25/2017(b)(j)	66,899,366
3,000,000	Federal Home Loan Bank Discount Notes, 0.820%, 8/28/2017(b)(j)	2,995,239
13,500,000	Federal Home Loan Bank Discount Notes, 0.990%, 7/14/2017(j)	13,495,869
3,352,841	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $3,352,936 on 7/03/2017 collateralized by $3,435,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $3,422,521 including accrued interest(k)	3,352,841

	Total Short-Term Investments (Identified Cost $97,752,560)	97,728,982

Total Investments – 126.8% (Identified Cost $1,423,841,002)(a)	1,396,120,686
Other assets less liabilities – (26.8)%	(295,027,803)

Net Assets – 100.0%	$1,101,092,883

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of June 30, 2017, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 4,795,104	0.4%	$14,735,393	1.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2017, the net unrealized depreciation on investments based on a cost of $1,423,841,002 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,910,100
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(35,630,416)

Net unrealized depreciation	$(27,720,316)

At September 30, 2016, the Fund had a long-term capital loss carryforward of $5,365,047 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(c)	Variable rate security. Rate as of June 30, 2017 is disclosed.
(d)	Fair valued by the Fund’s adviser. At June 30, 2017, the value of these securities amounted to $14,735,393 or 1.3% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Illiquid security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2017, the value of these securities amounted to $4,795,104 or 0.4% of net assets.
(g)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(h)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(i)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the value of Rule 144A holdings amounted to $248,223,838 or 22.5% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/20/2017	294	$36,906,188	$(110,773)
30 Year U.S. Treasury Bond	9/20/2017	122	18,749,875	134,468
Ultra 10 Year U.S. Treasury Note	9/20/2017	433	58,373,812	(92,734)

Total				$(69,039)

At June 30, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/29/2017	192	$41,493,000	$59,542
5 Year U.S. Treasury Note	9/29/2017	476	56,089,907	151,584

Total				$211,126

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$38,709,167	$4,367,986	(a)	$43,077,153
ABS Other	—	44,847,955	2,374,514	(b)	47,222,469
ABS Student Loan	—	25,656,628	9,469,078	(b)	35,125,706
Agency Commercial Mortgage-Backed Securities	—	117,313,972	167,333	(c)	117,481,305
Collateralized Mortgage Obligations	—	261,914,842	19,017,225	(d)	280,932,067
Mortgage Related	—	485,300,522	16,448,556	(e)	501,749,078
All Other Bonds and Notes*	—	272,803,926	—		272,803,926

Total Bonds and Notes	—	1,246,547,012	51,844,692		1,298,391,704

Short-Term Investments	—	97,728,982	—		97,728,982
Futures Contracts (unrealized appreciation)	345,594	—	—		345,594

Total	$345,594	$1,344,275,994	$51,844,692		$1,396,466,280

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(203,507)	$—	$—	$(203,507)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($3,446,315) or fair valued by the Fund’s adviser ($921,671).
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Valued using broker-dealer bid prices ($5,501,674) or fair valued by the Fund’s adviser ($13,515,551).
(e)	Valued using broker-dealer bid prices ($16,317,718) or fair valued by the Fund’s adviser ($130,838).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or June 30 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$5,037,047	$—	$—	$—	$—	$—	$—	$(5,037,047)	$—	$—
ABS Home Equity	1,303,154	—	92,831	(68,375)	3,518,408	(478,032)	—	—	4,367,986	11,522
ABS Other	4,046,953	—	6,812	(7,518)	2,374,514	(986,022)	—	(3,060,225)	2,374,514	—
ABS Student Loan	—	—	—	3,890	9,465,188	—	—	—	9,469,078	3,890
Agency Commercial Mortgage-Backed Securities	—	—	(29,761)	(20,528)	—	—	217,622	—	167,333	(20,528)
Collateralized Mortgage Obligations	18,241,211	—	(3,028,860)	(1,657,770)	2,051,584	(1,027,457)	5,747,774	(1,309,257)	19,017,225	(1,610,154)
Mortgage Related	3,754,871	—	(193,751)	(560,064)	13,447,500	—	—	—	16,448,556	(560,064)
Non-Agency Commercial Mortgage-Backed Securities	5,374,722	—	(6,990)	12,268	—	(5,380,000)	—	—	—	—

Total	$37,757,958	$—	$(3,159,719)	$(2,298,097)	$30,857,194	$(7,871,511)	$5,965,396	$(9,406,529)	$51,844,692	$(2,175,334)

Debt securities valued at $8,097,272 were transferred from Level 3 to Level 2 during the period ended June 30, 2017. At September 30, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $5,965,396 were transferred from Level 2 to Level 3 during the period ended June 30, 2017. At September 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $1,309,257 were transferred from Level 3 to Level 2 during the period ended June 30, 2017. At September 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At June 30, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of June 30, 2017, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity	Market Discount	Discount Rate[1]	1.00%	$921,671
Collateralized Mortgage Obligations	Market Discount	Discount Rate[1]	2.00%	13,682,884
Mortgage Related	Market Discount	Discount Rate[1]	2.00%	130,838

Total				$14,735,393

[1]	Securities are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2017, the Fund used futures contracts to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of June 30, 2017:

Assets	Unrealized Appreciation on Futures Contracts
Exchange-traded assets derivatives
Interest rate contracts	$345,594

Liabilities	Unrealized Depreciation on Futures Contracts
Exchange-traded liability derivatives
Interest rate contracts	$(203,507)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2017:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 1,855,000	$1,855,000

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017 (Unaudited)

Industry Summary at June 30, 2017 (Unaudited)

Mortgage Related	45.6%
Collateralized Mortgage Obligations	25.5
ABS Car Loan	11.3
Non-Agency Commercial Mortgage-Backed Securities	10.8
Agency Commercial Mortgage-Backed Securities	10.7
ABS Other	4.3
ABS Home Equity	3.9
ABS Student Loan	3.2
Other Investments, less than 2% each	2.6
Short-Term Investments	8.9

Total Investments	126.8
Other assets less liabilities (including futures contracts)	(26.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 98.9% of Net Assets

	Aerospace & Defense – 1.6%
292,757	Aerojet Rocketdyne Holdings, Inc.(b)	$6,089,346
228,524	BWX Technologies, Inc.	11,140,545

		17,229,891

	Auto Components – 3.0%
121,341	Adient PLC	7,933,275
136,200	Cooper Tire & Rubber Co.	4,916,820
129,724	Fox Factory Holding Corp.(b)	4,618,174
400,616	Horizon Global Corp.(b)	5,752,846
89,035	LCI Industries	9,117,184

		32,338,299

	Banks – 18.0%
319,894	BancorpSouth, Inc.	9,756,767
203,931	Bank of the Ozarks, Inc.	9,558,246
235,206	Bryn Mawr Bank Corp.	9,996,255
322,640	Cathay General Bancorp	12,244,188
251,568	CenterState Banks, Inc.	6,253,981
217,763	Chemical Financial Corp.	10,541,907
464,930	CVB Financial Corp.	10,428,380
439,218	First Financial Bancorp	12,166,339
150,066	First Financial Bankshares, Inc.	6,632,917
358,787	Home BancShares, Inc.	8,933,796
139,856	IBERIABANK Corp.	11,398,264
145,331	LegacyTexas Financial Group, Inc.	5,541,471
216,629	PacWest Bancorp	10,116,574
124,735	Pinnacle Financial Partners, Inc.	7,833,358
284,947	Popular, Inc.	11,885,139
156,062	Prosperity Bancshares, Inc.	10,025,423
63,628	Signature Bank(b)	9,132,527
114,716	Texas Capital Bancshares, Inc.(b)	8,879,018
255,353	Triumph Bancorp, Inc.(b)	6,268,916
203,376	Wintrust Financial Corp.	15,546,062

		193,139,528

	Beverages – 0.6%
439,837	Cott Corp.	6,351,246

	Building Products – 1.8%
87,946	Apogee Enterprises, Inc.	4,998,851
153,765	Armstrong World Industries, Inc.(b)	7,073,190
96,813	Masonite International Corp.(b)	7,309,381

		19,381,422

	Capital Markets – 1.3%
233,795	Donnelley Financial Solutions, Inc.(b)	5,367,933
179,068	Stifel Financial Corp.(b)	8,233,547

		13,601,480

Shares	Description	Value (†)
Common Stocks – continued

	Chemicals – 2.7%
292,262	AdvanSix, Inc.(b)	$9,130,265
120,054	Cabot Corp.	6,414,485
87,058	Ingevity Corp.(b)	4,997,129
118,130	Minerals Technologies, Inc.	8,647,116

		29,188,995

	Commercial Services & Supplies – 3.9%
94,019	Clean Harbors, Inc.(b)	5,249,081
267,502	KAR Auction Services, Inc.	11,227,059
218,513	Kimball International, Inc.	3,646,982
135,679	Knoll, Inc.	2,720,364
232,877	LSC Communications, Inc.	4,983,568
238,745	Viad Corp.	11,280,701
115,208	West Corp.	2,686,650

		41,794,405

	Communications Equipment – 1.6%
243,219	ARRIS International PLC(b)	6,814,996
343,605	Digi International, Inc.(b)	3,487,591
600,447	Viavi Solutions, Inc.(b)	6,322,707

		16,625,294

	Construction & Engineering – 0.6%
99,805	MYR Group, Inc.(b)	3,095,951
85,960	Quanta Services, Inc.(b)	2,829,803

		5,925,754

	Construction Materials – 1.3%
224,413	Summit Materials, Inc., Class A(b)	6,478,804
94,184	U.S. Concrete, Inc.(b)	7,398,153

		13,876,957

	Consumer Finance – 0.7%
200,237	PRA Group, Inc.(b)	7,588,982

	Distributors – 0.7%
219,700	Core-Mark Holding Co., Inc.	7,263,282

	Diversified Consumer Services – 1.3%
190,517	Adtalem Global Education, Inc.	7,230,120
525,781	Houghton Mifflin Harcourt Co.(b)	6,467,106

		13,697,226

	Diversified Financial Services – 0.8%
518,951	FNFV Group(b)	8,199,426

	Electric Utilities – 1.3%
191,185	ALLETE, Inc.	13,704,141

	Electrical Equipment – 0.5%
265,485	TPI Composites, Inc.(b)	4,906,163

	Electronic Equipment, Instruments & Components – 4.7%
107,123	Belden, Inc.	8,080,288
229,042	II-VI, Inc.(b)	7,856,140

Shares	Description	Value (†)
Common Stocks – continued

	Electronic Equipment, Instruments & Components – continued
83,204	Kimball Electronics, Inc.(b)	$1,501,832
108,099	Littelfuse, Inc.	17,836,335
133,698	Methode Electronics, Inc.	5,508,358
58,638	Rogers Corp.(b)	6,369,259
218,026	Vishay Intertechnology, Inc.	3,619,232

		50,771,444

	Energy Equipment & Services – 2.8%
264,930	C&J Energy Services, Inc.(b)	9,079,151
240,094	Natural Gas Services Group, Inc.(b)	5,966,336
326,184	RPC, Inc.	6,592,179
240,166	U.S. Silica Holdings, Inc.	8,523,491

		30,161,157

	Food & Staples Retailing – 0.6%
245,864	SpartanNash Co.	6,382,629

	Food Products – 1.9%
318,092	Darling Ingredients, Inc.(b)	5,006,768
20,566	J&J Snack Foods Corp.	2,716,152
116,822	Post Holdings, Inc.(b)	9,071,228
386,152	SunOpta, Inc.(b)	3,938,750

		20,732,898

	Health Care Equipment & Supplies – 1.3%
182,748	Halyard Health, Inc.(b)	7,178,342
210,919	Varex Imaging Corp.(b)	7,129,062

		14,307,404

	Health Care Providers & Services – 0.6%
263,440	PharMerica Corp.(b)	6,915,300

	Hotels, Restaurants & Leisure – 4.0%
515,020	Caesars Entertainment Corp.(b)	6,180,240
278,250	Carrols Restaurant Group, Inc.(b)	3,408,563
68,800	Churchill Downs, Inc.	12,611,040
24,829	Cracker Barrel Old Country Store, Inc.	4,152,650
96,718	Marriott Vacations Worldwide Corp.	11,388,544
88,365	Six Flags Entertainment Corp.	5,267,438

		43,008,475

	Household Durables – 0.8%
88,268	Helen of Troy Ltd.(b)	8,306,019

	Household Products – 0.5%
295,958	HRG Group, Inc.(b)	5,241,416

	Industrial Conglomerates – 0.7%
226,336	Raven Industries, Inc.	7,536,989

	Insurance – 4.1%
125,076	Atlas Financial Holdings, Inc.(b)	1,863,632
340,766	Employers Holdings, Inc.	14,414,402
131,997	First American Financial Corp.	5,898,946
87,256	Health Insurance Innovations, Inc.(b)	2,050,516

Shares	Description	Value (†)
Common Stocks – continued

	Insurance – continued
154,995	ProAssurance Corp.	$9,423,696
78,516	Reinsurance Group of America, Inc., Class A	10,080,669

		43,731,861

	Internet & Direct Marketing Retail – 2.1%
310,985	1-800-Flowers.com, Inc., Class A(b)	3,032,104
81,135	HSN, Inc.	2,588,207
101,668	Liberty Expedia Holdings, Inc., Series A(b)	5,492,105
217,697	Liberty Ventures, Series A(b)	11,383,376

		22,495,792

	Internet Software & Services – 1.1%
176,033	CommerceHub, Inc., Series C(b)	3,070,015
81,415	IAC/InterActiveCorp(b)	8,405,285

		11,475,300

	IT Services – 3.7%
163,759	Booz Allen Hamilton Holding Corp.	5,328,718
92,476	CSG Systems International, Inc.	3,752,676
164,758	DST Systems, Inc.	10,165,569
136,906	Euronet Worldwide, Inc.(b)	11,961,477
80,186	WEX, Inc.(b)	8,360,994

		39,569,434

	Leisure Products – 0.6%
355,168	Nautilus, Inc.(b)	6,801,467

	Life Sciences Tools & Services – 0.8%
249,906	VWR Corp.(b)	8,249,397

	Machinery – 5.3%
55,852	Alamo Group, Inc.	5,071,920
170,875	Albany International Corp., Class A	9,124,725
65,445	Altra Industrial Motion Corp.	2,604,711
216,095	Columbus McKinnon Corp.	5,493,135
106,764	EnPro Industries, Inc.	7,619,746
109,685	John Bean Technologies Corp.	10,749,130
68,513	RBC Bearings, Inc.(b)	6,971,883
98,424	Standex International Corp.	8,927,057

		56,562,307

	Marine – 0.3%
51,192	Kirby Corp.(b)	3,422,185

	Media – 1.8%
341,869	E.W. Scripps Co. (The), Class A(b)	6,088,687
151,253	Emerald Expositions Events, Inc.	3,312,441
250,932	Gray Television, Inc.(b)	3,437,768
118,098	John Wiley & Sons, Inc., Class A	6,229,669

		19,068,565

	Metals & Mining – 0.5%
507,316	Ferroglobe R&W Trust(b)(c)	—

Shares	Description	Value (†)
Common Stocks – continued

	Metals & Mining – continued
135,487	Haynes International, Inc.	$4,919,533

		4,919,533

	Multi-Utilities – 0.9%
163,333	NorthWestern Corp.	9,966,580

	Oil, Gas & Consumable Fuels – 2.0%
93,551	Arch Coal, Inc., Class A	6,389,533
210,111	Gulfport Energy Corp.(b)	3,099,137
415,097	QEP Resources, Inc.(b)	4,192,480
1,103,597	SRC Energy, Inc.(b)	7,427,208

		21,108,358

	Pharmaceuticals – 1.3%
189,204	Akorn, Inc.(b)	6,345,902
208,513	Catalent, Inc.(b)	7,318,806

		13,664,708

	Professional Services – 1.6%
100,932	Insperity, Inc.	7,166,172
293,684	Korn/Ferry International	10,140,909

		17,307,081

	REITs - Apartments – 1.0%
179,360	American Campus Communities, Inc.	8,483,728
24,844	Mid-America Apartment Communities, Inc.	2,618,061

		11,101,789

	REITs - Health Care – 0.5%
208,558	Sabra Healthcare REIT, Inc.	5,026,248

	REITs - Hotels – 0.4%
233,372	Hersha Hospitality Trust	4,319,716

	REITs - Mortgage – 0.5%
453,749	iStar, Inc.(b)	5,463,138

	REITs - Shopping Centers – 1.1%
588,668	Retail Opportunity Investments Corp.	11,296,539

	REITs - Single Tenant – 0.5%
133,635	National Retail Properties, Inc.	5,225,129

	REITs - Storage – 0.8%
351,530	CubeSmart	8,450,781

	REITs - Warehouse/Industrials – 1.2%
133,931	CyrusOne, Inc.	7,466,653
203,425	Rexford Industrial Realty, Inc.	5,581,982

		13,048,635

	Road & Rail – 1.5%
100,199	Genesee & Wyoming, Inc., Class A(b)	6,852,610
97,383	Old Dominion Freight Line, Inc.	9,274,757

		16,127,367

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 2.2%
25,360	Advanced Energy Industries, Inc.(b)	$1,640,539
190,133	Mellanox Technologies Ltd.(b)	8,232,759
132,532	Semtech Corp.(b)	4,738,019
307,376	Teradyne, Inc.	9,230,501

		23,841,818

	Software – 0.7%
183,706	Verint Systems, Inc.(b)	7,476,834

	Specialty Retail – 1.4%
238,358	Camping World Holdings, Inc., Class A	7,353,344
135,400	Genesco, Inc.(b)	4,590,060
161,351	Sally Beauty Holdings, Inc.(b)	3,267,358

		15,210,762

	Technology Hardware, Storage & Peripherals – 0.3%
172,209	Cray, Inc.(b)	3,168,646

	Thrifts & Mortgage Finance – 1.1%
102,361	Federal Agricultural Mortgage Corp., Class C	6,622,757
207,155	OceanFirst Financial Corp.	5,618,043

		12,240,800

	Total Common Stocks (Identified Cost $719,084,927)	1,058,516,992

Closed-End Investment Companies – 0.3%
259,234	Hercules Capital, Inc. (Identified Cost $3,522,559)	3,432,258

Principal Amount
Short-Term Investments – 1.5%
$15,497,673	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $15,498,112 on 7/03/2017 collateralized by $15,870,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $15,812,344 including accrued interest(d) (Identified Cost $15,497,673)	15,497,673

Total Investments – 100.7% (Identified Cost $738,105,159)(a)	1,077,446,923
Other assets less liabilities – (0.7)%	(7,102,129)

Net Assets – 100.0%	$1,070,344,794

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2017, the net unrealized appreciation on investments based on a cost of $738,105,159 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$360,050,513
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,708,749)

Net unrealized appreciation	$339,341,764

(b)	Non-income producing security.
(c)	Illiquid security.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,058,516,992	$—	$—	$1,058,516,992

Closed-End Investment Companies	3,432,258	—	—	3,432,258
Short-Term Investments	—	15,497,673	—	15,497,673

Total	$1,061,949,250	$15,497,673	$—	$1,077,446,923

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2017 (Unaudited)

Banks	18.0%
Machinery	5.3
Electronic Equipment, Instruments & Components	4.7
Insurance	4.1
Hotels, Restaurants & Leisure	4.0
Commercial Services & Supplies	3.9
IT Services	3.7
Auto Components	3.0
Energy Equipment & Services	2.8
Chemicals	2.7
Semiconductors & Semiconductor Equipment	2.2
Internet & Direct Marketing Retail	2.1
Oil, Gas & Consumable Fuels	2.0
Other Investments, less than 2% each	40.7
Short-Term Investments	1.5

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 22, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 22, 2017